UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.2%
Information Technology - 12.1%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	10,010	$851,651
Cisco Systems, Inc.	35,490	1,125,743
Palo Alto Networks, Inc. (a)	5,690	906,587

		2,883,981

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp.-Class A	9,664	627,387
Corning, Inc.	5,906	139,677
Hitachi Ltd.	47,000	220,269
Keyence Corp.	700	512,882
Largan Precision Co., Ltd.	1,000	121,877

		1,622,092

Internet Software & Services - 3.0%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	2,850	301,501
Alphabet, Inc.-Class A (a)	660	530,680
Alphabet, Inc.-Class C (a)	4,698	3,651,708
Criteo SA (Sponsored ADR) (a)(b)	7,360	258,410
eBay, Inc. (a)	10,062	331,040
Facebook, Inc.-Class A (a)	31,670	4,062,311
NAVER Corp.	210	169,063
Tencent Holdings Ltd.	11,100	308,602

		9,613,315

IT Services - 2.0%
Booz Allen Hamilton Holding Corp.	15,509	490,239
Capgemini SA	1,380	135,300
Cognizant Technology Solutions Corp.-Class A (a)	14,970	714,219
Fujitsu Ltd.	27,000	145,304
HCL Technologies Ltd.	10,820	130,193
Vantiv, Inc.-Class A (a)	10,900	613,343
Visa, Inc.-Class A	40,250	3,328,675
Worldpay Group PLC (c)	74,128	284,224
Xerox Corp.	67,630	685,092

		6,526,589

Semiconductors & Semiconductor Equipment - 2.2%
ASM International NV	4,670	190,897
ASML Holding NV	7,891	864,782
Infineon Technologies AG	10,380	185,091
Intel Corp.	42,895	1,619,286
NVIDIA Corp.	16,739	1,146,956
SCREEN Holdings Co., Ltd.	5,600	361,018
Sumco Corp.	29,600	243,555
Taiwan Semiconductor Manufacturing Co., Ltd.	12,000	70,538
Texas Instruments, Inc.	15,970	1,120,775
Tokyo Electron Ltd. (b)	1,500	132,576
Xilinx, Inc.	23,091	1,254,765

		7,190,239

Company	Shares	U.S. $ Value
Software - 2.0%
Adobe Systems, Inc. (a)	10,750	$1,166,805
Constellation Software, Inc./Canada	2,420	1,090,923
Dassault Systemes	6,390	554,718
Intuit, Inc.	2,192	241,142
LINE Corp. (Sponsored ADR) (a)(b)	11,770	569,668
Nintendo Co., Ltd.	1,100	294,528
Oracle Corp.	39,853	1,565,426
Oracle Corp. Japan	2,400	135,595
ServiceNow, Inc. (a)	8,985	711,163
Symantec Corp.	3,143	78,889
Ubisoft Entertainment SA (a)	4,390	165,871

		6,574,728

Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	24,560	2,776,508
Hewlett Packard Enterprise Co.	37,129	844,685
HP, Inc.	45,602	708,199
NCR Corp. (a)	4,817	155,059
Samsung Electronics Co., Ltd.	170	247,650

		4,732,101

		39,143,045

Health Care - 8.5%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	10,996	1,347,450
Biogen, Inc. (a)	8,142	2,548,690
Gilead Sciences, Inc.	19,501	1,542,919
Grifols SA (ADR)	11,010	175,830

		5,614,889

Health Care Equipment & Supplies - 1.6%
Align Technology, Inc. (a)	7,215	676,406
Danaher Corp.	11,843	928,373
Edwards Lifesciences Corp. (a)	3,650	440,044
Essilor International SA	5,390	695,286
Intuitive Surgical, Inc. (a)	3,087	2,237,550
Sartorius AG (Preference Shares)	2,659	221,513

		5,199,172

Health Care Providers & Services - 1.9%
Aetna, Inc.	5,392	622,506
Cigna Corp.	5,709	743,997
McKesson Corp.	3,546	591,296
Premier, Inc.-Class A (a)	7,413	239,736
Quest Diagnostics, Inc.	4,934	417,565
Ramsay Health Care Ltd.	14,046	854,681
UnitedHealth Group, Inc.	18,081	2,531,340
VCA, Inc. (a)	3,500	244,930

		6,246,051

Health Care Technology - 0.3%
Cerner Corp. (a)	13,910	858,942

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 0.5%
Eurofins Scientific SE	2,106	$956,707
Mettler-Toledo International, Inc. (a)	1,379	578,945

		1,535,652

Pharmaceuticals - 2.5%
GlaxoSmithKline PLC	12,000	255,582
Johnson & Johnson	17,500	2,067,275
Merck & Co., Inc.	5,551	346,438
Novartis AG	6,650	524,820
Novo Nordisk A/S-Class B	8,480	353,435
Pfizer, Inc.	42,550	1,441,169
Roche Holding AG	4,580	1,138,123
Sanofi	5,770	439,391
Shire PLC	13,580	878,125
Sun Pharmaceutical Industries Ltd.	12,060	134,870
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	10,106	464,977

		8,044,205

		27,498,911

Financials - 7.8%
Banks - 3.1%
Australia & New Zealand Banking Group Ltd.	16,540	352,327
Bank of America Corp.	121,443	1,900,583
Bank of Queensland Ltd.	28,331	248,135
Citigroup, Inc.	14,051	663,629
Danske Bank A/S	10,155	297,094
Fifth Third Bancorp	5,234	107,088
ING Groep NV	41,110	507,528
Intesa Sanpaolo SpA	67,310	149,435
Itau Unibanco Holding SA (Preference Shares)	9,500	103,759
JPMorgan Chase & Co.	24,361	1,622,199
KB Financial Group, Inc.	3,140	108,000
KBC Group NV (a)	4,990	291,295
Mitsubishi UFJ Financial Group, Inc.	108,800	551,190
PNC Financial Services Group, Inc. (The)	6,861	618,108
Sberbank of Russia PJSC (Sponsored ADR)	13,994	131,823
Sumitomo Mitsui Trust Holdings, Inc.	5,600	182,961
SunTrust Banks, Inc.	2,924	128,071
US Bancorp	9,085	389,656
Wells Fargo & Co.	39,709	1,758,315

		10,111,196

Capital Markets - 0.8%
Amundi SA (c)	3,052	159,386
Bank of New York Mellon Corp. (The)	6,057	241,553
BlackRock, Inc.-Class A	990	358,836
Goldman Sachs Group, Inc. (The)	2,677	431,720
MarketAxess Holdings, Inc.	564	93,393
Partners Group Holding AG	1,070	540,602
Thomson Reuters Corp.	2,453	101,505
UBS Group AG	46,732	638,380

		2,565,375

Consumer Finance - 0.8%
Capital One Financial Corp.	9,986	717,294

Company	Shares	U.S. $ Value
Discover Financial Services	1,591	$89,971
Hitachi Capital Corp. (b)	2,500	53,155
OneMain Holdings, Inc. (a)	16,144	499,657
Synchrony Financial	41,471	1,161,188

		2,521,265

Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc.-Class B (a)	4,127	596,228
Challenger Ltd./Australia	18,960	148,470
GRENKE AG	1,382	265,643
ORIX Corp.	14,200	209,488

		1,219,829

Insurance - 2.4%
Admiral Group PLC	4,579	121,531
Aflac, Inc.	2,804	201,523
AIA Group Ltd.	187,000	1,257,527
Allstate Corp. (The)	11,993	829,676
American International Group, Inc.	22,587	1,340,313
Cincinnati Financial Corp.	898	67,727
Direct Line Insurance Group PLC	24,707	116,709
Dongbu Insurance Co., Ltd.	2,200	136,774
First American Financial Corp.	15,559	611,158
FNF Group	18,112	668,514
Hartford Financial Services Group, Inc. (The)	2,784	119,211
Loews Corp.	1,598	65,758
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,460	272,678
NN Group NV	10,052	308,600
Progressive Corp. (The)	12,360	389,340
Prudential PLC	49,290	873,747
Suncorp Group Ltd.	19,210	179,217
Travelers Cos., Inc. (The)	1,944	222,685
Zurich Insurance Group AG (a)	560	144,421

		7,927,109

Real Estate Management & Development - 0.1%
Wharf Holdings Ltd. (The)	40,000	293,463

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp., Ltd.	26,240	550,976

		25,189,213

Consumer Discretionary - 7.6%
Auto Components - 0.8%
Bridgestone Corp.	3,500	128,953
Cie Generale des Etablissements Michelin-Class B	1,210	133,989
Continental AG	307	64,685
Hankook Tire Co., Ltd.	2,220	120,027
Lear Corp.	4,121	499,548
Magna International, Inc.-Class A	22,512	966,891
Plastic Omnium SA	4,050	134,397
Sumitomo Electric Industries Ltd.	19,800	279,907
Valeo SA	7,120	415,585

		2,743,982

Company	Shares	U.S. $ Value
Automobiles - 0.5%
General Motors Co.	11,102	$352,711
Honda Motor Co., Ltd. (b)	16,900	487,739
Isuzu Motors Ltd.	15,200	178,920
Nissan Motor Co., Ltd. (b)	13,100	128,496
Peugeot SA (a)	22,980	350,922
Tata Motors Ltd.	9,046	72,421
Tata Motors Ltd.-Class A	17,440	89,831

		1,661,040

Hotels, Restaurants & Leisure - 0.6%
Elior Group (c)	8,820	201,952
Merlin Entertainments PLC (c)	20,239	115,215
Sodexo SA	1,181	140,680
Starbucks Corp.	26,410	1,429,837
Wyndham Worldwide Corp.	2,020	136,007

		2,023,691

Household Durables - 0.1%
Panasonic Corp.	31,000	310,048

Internet & Direct Marketing Retail - 0.4%
Priceline Group, Inc. (The) (a)	780	1,147,762

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	6,800	208,135
Mattel, Inc.	2,221	67,252

		275,387

Media - 1.8%
Altice NV-Class A (a)(b)	16,790	300,701
AMC Networks, Inc.-Class A (a)	10,807	560,451
CBS Corp.-Class B	5,754	314,974
Charter Communications, Inc.-Class A (a)	848	228,935
Comcast Corp.-Class A	28,432	1,886,178
CTS Eventim AG & Co. KGaA	19,508	693,796
Interpublic Group of Cos., Inc. (The)	8,963	200,323
Liberty Global PLC-Series C (a)	11,018	364,035
Naspers Ltd.-Class N	2,376	411,221
Twenty-First Century Fox, Inc.-Class A	2,482	60,114
Vivendi SA	2,439	49,225
Walt Disney Co. (The)	9,218	855,984

		5,925,937

Multiline Retail - 0.9%
B&M European Value Retail SA	39,197	129,496
Dollar General Corp.	6,674	467,113
Dollar Tree, Inc. (a)	18,580	1,466,520
JC Penney Co., Inc. (a)(b)	22,479	207,256
Target Corp.	7,376	506,584

		2,776,969

Specialty Retail - 1.8%
ABC-Mart, Inc.	6,200	422,213
Burlington Stores, Inc. (a)	4,262	345,307
Home Depot, Inc. (The)	20,141	2,591,744

Company	Shares	U.S. $ Value
Kingfisher PLC	28,530	$139,200
O’Reilly Automotive, Inc. (a)	1,290	361,342
Office Depot, Inc.	41,508	148,184
Ross Stores, Inc.	5,515	354,614
TJX Cos., Inc. (The)	4,331	323,872
Tractor Supply Co.	5,210	350,894
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,510	597,330
Yamada Denki Co., Ltd. (b)	31,100	154,258

		5,788,958

Textiles, Apparel & Luxury Goods - 0.6%
HUGO BOSS AG	2,000	110,711
Kering	590	119,052
NIKE, Inc.-Class B	26,922	1,417,443
Samsonite International SA	140,700	450,929

		2,098,135

		24,751,909

Industrials - 5.4%
Aerospace & Defense - 0.9%
Airbus Group SE	5,070	307,501
B/E Aerospace, Inc.	9,117	470,984
Hexcel Corp.	8,121	359,760
L-3 Communications Holdings, Inc.	7,035	1,060,386
Rockwell Collins, Inc.	5,810	490,016
United Technologies Corp.	3,565	362,204

		3,050,851

Airlines - 0.5%
Delta Air Lines, Inc.	17,633	694,035
International Consolidated Airlines Group SA	47,650	246,180
Japan Airlines Co., Ltd.	11,300	332,168
Qantas Airways Ltd.	116,534	279,893

		1,552,276

Building Products - 0.3%
Allegion PLC	6,180	425,864
AO Smith Corp.	4,950	489,010

		914,874

Commercial Services & Supplies - 0.3%
Babcock International Group PLC	56,965	762,647
Regus PLC	70,902	239,756
Republic Services, Inc.-Class A	1,592	80,317

		1,082,720

Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	7,485	209,505

Electrical Equipment - 0.5%
Acuity Brands, Inc.	2,688	711,245
Eaton Corp. PLC	13,295	873,614

		1,584,859

Industrial Conglomerates - 0.6%
3M Co.	3,120	549,837

Company	Shares	U.S. $ Value
General Electric Co.	29,687	$879,329
Rheinmetall AG	3,092	215,521
Roper Technologies, Inc.	1,980	361,291

		2,005,978

Industrial Warehouse Distribution - 0.5%
DCT Industrial Trust, Inc.	5,370	260,714
GLP J-Reit	135	179,785
Granite Real Estate Investment Trust	5,152	157,960
Macquarie Mexico Real Estate Management SA de CV (a)	59,400	72,727
Pure Industrial Real Estate Trust	41,420	173,958
Rexford Industrial Realty, Inc.	19,900	455,511
Segro PLC	42,950	252,334
Warehouses De Pauw CVA	1,602	159,252

		1,712,241

Machinery - 0.6%
IDEX Corp.	1,310	122,577
IHI Corp. (b)	116,000	337,120
Ingersoll-Rand PLC	5,017	340,855
JTEKT Corp.	17,100	256,842
Oshkosh Corp.	9,120	510,720
Parker-Hannifin Corp.	798	100,173
WABCO Holdings, Inc. (a)	2,420	274,742

		1,943,029

Mixed Office Industrial - 0.2%
Axiare Patrimonio SOCIMI SA	14,130	187,110
Goodman Group	62,170	348,443
Kungsleden AB	27,140	198,494

		734,047

Professional Services - 0.3%
Adecco Group AG (REG)	3,430	193,334
Teleperformance	6,379	680,455

		873,789

Road & Rail - 0.2%
Central Japan Railway Co.	2,400	410,892
East Japan Railway Co.	1,800	162,475

		573,367

Trading Companies & Distributors - 0.3%
BOC Aviation Ltd. (c)	46,800	241,680
Brenntag AG	6,350	347,020
Bunzl PLC	5,290	155,994
United Rentals, Inc. (a)	3,891	305,404

		1,050,098

Transportation Infrastructure - 0.1%
Transurban Group	18,080	158,007

		17,445,641

Company	Shares	U.S. $ Value
Consumer Staples - 5.1%
Beverages - 0.4%
Asahi Group Holdings Ltd. (b)	3,200	$116,567
Monster Beverage Corp. (a)	7,921	1,162,882
Pernod Ricard SA	633	74,969

		1,354,418

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	4,550	693,920
CVS Health Corp.	26,933	2,396,768
Koninklijke Ahold Delhaize NV	25,202	573,999
Kroger Co. (The)	21,198	629,156
Sugi Holdings Co., Ltd. (b)	2,800	152,328
Tesco PLC (a)	76,140	180,334
Wal-Mart Stores, Inc.	7,831	564,772
Wesfarmers Ltd.	4,340	147,131

		5,338,408

Food Products - 0.6%
Archer-Daniels-Midland Co.	4,072	171,716
Bunge Ltd.	1,020	60,415
Ingredion, Inc.	3,401	452,537
Mondelez International, Inc.-Class A	10,786	473,505
Nestle SA (REG)	3,480	274,795
Tyson Foods, Inc.-Class A	6,635	495,436
WH Group Ltd. (c)	230,500	186,300

		2,114,704

Household Products - 0.5%
Henkel AG & Co. KGaA (Preference Shares)	2,450	333,447
Kimberly-Clark Corp.	487	61,430
Procter & Gamble Co. (The)	6,898	619,096
Reckitt Benckiser Group PLC	6,820	642,068

		1,656,041

Personal Products - 0.6%
Amorepacific Corp.	410	145,395
Estee Lauder Cos., Inc. (The)-Class A	5,450	482,652
L’Oreal SA	1,670	315,646
Unilever PLC	18,658	882,898

		1,826,591

Tobacco - 1.4%
Altria Group, Inc.	10,283	650,194
British American Tobacco PLC	25,599	1,632,602
Imperial Brands PLC	7,290	375,221
Japan Tobacco, Inc.	23,400	957,883
Philip Morris International, Inc.	8,386	815,287

		4,431,187

		16,721,349

Energy - 3.8%
Energy Equipment & Services - 0.7%
Aker Solutions ASA (a)(c)	14,840	69,725
Core Laboratories NV (b)	980	110,083

Company	Shares	U.S. $ Value
Helmerich & Payne, Inc.	11,417	$768,364
Petrofac Ltd.	11,410	132,066
Schlumberger Ltd.	16,327	1,283,955

		2,364,193

Oil, Gas & Consumable Fuels - 3.1%
Canadian Natural Resources Ltd.	6,470	206,831
Chevron Corp.	2,545	261,931
Devon Energy Corp.	16,736	738,225
EOG Resources, Inc.	13,344	1,290,498
Exxon Mobil Corp.	19,257	1,680,751
Hess Corp.	21,180	1,135,672
JX Holdings, Inc.	90,200	365,090
QEP Resources, Inc.	31,900	623,007
Royal Dutch Shell PLC-Class A	80,245	2,002,487
Southwestern Energy Co. (a)	12,543	173,595
TOTAL SA	28,079	1,335,453
YPF SA (Sponsored ADR)	7,683	139,984

		9,953,524

		12,317,717

Equity: Other - 2.9%
Diversified/Specialty - 2.3%
Alexandria Real Estate Equities, Inc.	3,600	391,572
Armada Hoffler Properties, Inc.	17,910	239,994
Buzzi Unicem SpA	15,570	319,259
Cheung Kong Property Holdings Ltd.	119,000	875,347
Four Corners Property Trust, Inc.	9,140	194,956
Fukuoka REIT Corp. (b)	79	147,828
GPT Group (The)	78,470	305,566
ICADE	3,300	257,492
IMMOFINANZ AG (a)	70,880	166,456
Kaisa Group Holdings Ltd. (a)(b)(d)(e)	409,000	74,350
Kennedy Wilson Europe Real Estate PLC	24,504	318,740
LendLease Group	49,770	539,332
Mapletree Commercial Trust	101,300	118,853
Merlin Properties Socimi SA	30,894	365,819
Mitsubishi Estate Co., Ltd.	12,000	225,199
Mitsui Fudosan Co., Ltd.	28,100	597,811
New World Development Co., Ltd.	322,682	423,131
Premier Investment Corp.	148	196,166
Spirit Realty Capital, Inc.	28,410	378,705
STORE Capital Corp.	13,830	407,570
Sumitomo Realty & Development Co., Ltd.	11,000	285,129
Sun Hung Kai Properties Ltd.	19,600	297,974
TLG Immobilien AG	4,640	104,733
UOL Group Ltd.	65,861	272,230

		7,504,212

Health Care - 0.4%
Assura PLC	125,490	94,827
Care Capital Properties, Inc.	9,983	284,515
LTC Properties, Inc.	3,870	201,201
Ventas, Inc.	10,820	764,217
Welltower, Inc.	1,640	122,623

		1,467,383

Company	Shares	U.S. $ Value
Triple Net - 0.2%
National Retail Properties, Inc.	11,470	$583,250

		9,554,845

Residential - 2.0%
Multi-Family - 1.4%
Apartment Investment & Management Co.-Class A	8,200	376,462
AvalonBay Communities, Inc.	5,290	940,774
China Overseas Land & Investment Ltd.	48,000	165,024
CIFI Holdings Group Co., Ltd.	440,000	138,886
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	126,210	127,932
Independence Realty Trust, Inc.	26,640	239,760
Japan Rental Housing Investments, Inc. (b)	200	167,784
Kenedix Residential Investment Corp.	61	173,238
Killam Apartment Real Estate Investment Trust	17,580	162,005
Mid-America Apartment Communities, Inc.	4,080	383,479
Mirvac Group	178,090	307,026
Sun Communities, Inc.	5,751	451,338
UNITE Group PLC (The)	36,100	296,682
Vonovia SE	14,232	539,523

		4,469,913

Self Storage - 0.5%
Big Yellow Group PLC	20,480	206,599
Extra Space Storage, Inc.	7,920	628,928
National Storage Affiliates Trust	25,580	535,645
Public Storage	1,150	256,611

		1,627,783

Single Family - 0.1%
Colony Starwood Homes	8,480	243,376

		6,341,072

Retail - 1.9%
Regional Mall - 0.7%
General Growth Properties, Inc.	4,960	136,896
Simon Property Group, Inc.	8,946	1,851,912
Taubman Centers, Inc.	5,340	397,349

		2,386,157

Shopping Center/Other Retail - 1.2%
Aeon Mall Co., Ltd. (b)	26,277	415,042
Brixmor Property Group, Inc.	9,780	271,786
Federal Realty Investment Trust	3,680	566,462
Fibra Shop Portafolios Inmobiliarios SAPI de CV	128,490	105,431
Frontier Real Estate Investment Corp.	39	194,902
Klepierre	8,303	381,132
Link REIT	73,268	540,871
Mercialys SA	11,530	277,444
Parque Arauco SA	45,310	103,694
Ramco-Gershenson Properties Trust	18,050	338,257
Retail Opportunity Investments Corp.	9,245	203,020
Scentre Group	125,899	454,519

		3,852,560

		6,238,717

Company	Shares	U.S. $ Value
Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	40,359	$1,638,979
BT Group PLC	127,070	639,329
China Unicom Hong Kong Ltd.	116,000	141,333
Com Hem Holding AB	15,220	140,456
Nippon Telegraph & Telephone Corp.	15,500	708,907
TDC A/S (a)	51,970	306,071
Telenor ASA	6,120	105,239

		3,680,314

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. (a)	21,256	993,081
Tower Bersama Infrastructure Tbk PT	257,000	120,270
Vodafone Group PLC	175,253	502,612

		1,615,963

		5,296,277

Office - 1.4%
Office - 1.4%
Allied Properties Real Estate Investment Trust	7,776	223,331
alstria office REIT-AG (a)	31,598	433,971
Boston Properties, Inc.	5,464	744,689
Brandywine Realty Trust	27,910	435,954
CA Immobilien Anlagen AG (a)	9,840	187,595
CapitaLand Commercial Trust	286,700	335,308
Daiwa Office Investment Corp.	28	171,770
Dream Office Real Estate Investment Trust	15,836	204,234
Equity Commonwealth (a)	8,500	256,870
Highwoods Properties, Inc.	6,590	343,471
Inmobiliaria Colonial SA	40,387	293,754
Investa Office Fund	59,700	209,526
Kenedix Office Investment Corp.-Class A	38	233,618
MCUBS MidCity Investment Corp. (b)	44	136,314
Workspace Group PLC	32,726	296,220

		4,506,625

Utilities - 1.3%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	10,800	693,468
Edison International	11,008	795,328
EDP-Energias de Portugal SA	59,000	198,004
Enel SpA	40,691	181,348
Eversource Energy	1,154	62,524
Exelon Corp.	14,538	483,970
FirstEnergy Corp.	2,857	94,510
Korea Electric Power Corp.	2,700	132,263
PG&E Corp.	2,966	181,430
Portland General Electric Co.	11,183	476,284

		3,299,129

Multi-Utilities - 0.2%
DTE Energy Co.	1,111	104,067
NiSource, Inc.	22,229	535,941
Public Service Enterprise Group, Inc.	3,500	146,545

		786,553

Company	Shares	U.S. $ Value
Water Utilities - 0.1%
American Water Works Co., Inc.	1,065	$79,705
Pennon Group PLC	12,940	149,612

		229,317

		4,314,999

Real Estate - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Education Realty Trust, Inc.	8,410	362,807
Empire State Realty Trust, Inc.-Class A	17,550	367,672
Gramercy Property Trust	41,933	404,234
HCP, Inc.	3,780	143,451
Kite Realty Group Trust	7,526	208,621
Realty Income Corp.	2,350	157,286

		1,644,071

Real Estate Management & Development - 0.3%
CBRE Group, Inc.-Class A (a)	6,490	181,590
Daito Trust Construction Co., Ltd.	3,800	607,771
Global Logistic Properties Ltd.	43,200	59,588
Sino Land Co., Ltd.	156,000	278,043

		1,126,992

		2,771,063

Materials - 0.8%
Chemicals - 0.6%
Air Water, Inc.	9,000	169,953
Arkema SA	3,406	315,335
CF Industries Holdings, Inc.	18,961	461,700
Covestro AG (c)	4,195	248,252
JSR Corp. (b)	12,300	193,325
Koninklijke DSM NV	2,348	158,573
LyondellBasell Industries NV-Class A	1,887	152,206
Nippon Shokubai Co., Ltd.	2,200	137,442
Teijin Ltd. (b)	7,600	147,440

		1,984,226

Metals & Mining - 0.1%
Boliden AB	1,590	37,372
MMC Norilsk Nickel PJSC (ADR)	5,279	84,427
Newmont Mining Corp.	3,210	126,121

		247,920

Paper & Forest Products - 0.1%
Mondi PLC	9,704	203,881

		2,436,027

Lodging - 0.1%
Lodging - 0.1%
Chesapeake Lodging Trust	6,840	156,636
Summit Hotel Properties, Inc.	13,510	177,792

		334,428

Company		Shares	U.S. $ Value
Mortgage - 0.1%
Mortgage - 0.1%
Blackstone Mortgage Trust, Inc.-Class A		5,480	$161,386
Concentradora Hipotecaria SAPI de CV		104,000	144,497

			305,883

Total Common Stocks (cost $172,326,695)			205,167,721

		Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 10.2%
Industrial - 6.8%
Basic - 0.4%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	40	43,137
Dow Chemical Co. (The)
4.125%, 11/15/21		165	180,544
Eastman Chemical Co.
3.80%, 3/15/25		110	116,439
Glencore Funding LLC
4.125%, 5/30/23 (c)		126	125,370
LyondellBasell Industries NV
5.75%, 4/15/24		200	238,543
Minsur SA
6.25%, 2/07/24 (c)		168	175,442
Mosaic Co. (The)
5.625%, 11/15/43		96	103,077
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		237	235,223
Vale Overseas Ltd.
6.875%, 11/21/36		65	63,180

			1,280,955

Capital Goods - 0.1%
General Electric Co.
Series D
5.00%, 1/21/21 (f)		68	72,315
Republic Services, Inc.
3.80%, 5/15/18		17	17,660
Yamana Gold, Inc.
4.95%, 7/15/24		142	146,683

			236,658

Communications - Media - 1.2%
21st Century Fox America, Inc.
3.00%, 9/15/22		400	416,540
6.15%, 2/15/41		130	164,908
CBS Corp.
3.50%, 1/15/25		215	221,105
5.75%, 4/15/20		250	281,554
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25 (c)		165	182,004

		Principal Amount (000)	U.S. $ Value
Comcast Corp.
5.15%, 3/01/20	U.S.$	451	$505,690
Cox Communications, Inc.
2.95%, 6/30/23 (c)		91	89,732
Discovery Communications LLC
3.45%, 3/15/25		176	173,980
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (c)(f)		233	248,728
RELX Capital, Inc.
8.625%, 1/15/19		435	501,168
S&P Global, Inc.
4.40%, 2/15/26		226	252,541
Time Warner Cable LLC
4.125%, 2/15/21		165	175,139
4.50%, 9/15/42		85	81,112
Time Warner, Inc.
3.55%, 6/01/24		99	105,175
4.70%, 1/15/21		123	136,784
7.625%, 4/15/31		110	155,955
Viacom, Inc.
4.375%, 3/15/43		123	112,922
5.625%, 9/15/19		83	90,726

			3,895,763

Communications - Telecommunications - 0.7%
American Tower Corp.
5.05%, 9/01/20		380	420,118
AT&T, Inc.
3.40%, 5/15/25		475	488,019
3.80%, 3/15/22		75	80,332
4.75%, 5/15/46		109	114,064
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	46	38,627
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	185	210,078
Verizon Communications, Inc.
3.50%, 11/01/24		778	829,871
4.862%, 8/21/46		134	150,088

			2,331,197

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		915	1,044,482
General Motors Co.
3.50%, 10/02/18		130	134,011
General Motors Financial Co., Inc.
4.00%, 1/15/25		41	41,387
4.30%, 7/13/25		50	51,513

			1,271,393

Consumer Cyclical - Retailers - 0.2%
CVS Health Corp.
3.875%, 7/20/25		222	241,673
Kohl’s Corp.
5.55%, 7/17/45		170	166,686
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		320	343,498

			751,857

		Principal Amount (000)	U.S. $ Value
Consumer Non-Cyclical - 1.6%
AbbVie, Inc.
3.60%, 5/14/25	U.S.$	166	$173,514
Actavis Funding SCS
3.80%, 3/15/25		282	298,456
3.85%, 6/15/24		89	94,599
Agilent Technologies, Inc.
5.00%, 7/15/20		71	78,880
Altria Group, Inc.
2.625%, 1/14/20		320	331,039
AstraZeneca PLC
6.45%, 9/15/37		90	125,502
Baxalta, Inc.
5.25%, 6/23/45		130	153,798
Bayer US Finance LLC
3.375%, 10/08/24 (c)		321	331,434
Becton Dickinson and Co.
3.734%, 12/15/24		141	152,916
Biogen, Inc.
4.05%, 9/15/25		251	273,276
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		155	181,622
Celgene Corp.
3.875%, 8/15/25		280	299,379
Gilead Sciences, Inc.
3.65%, 3/01/26		122	131,311
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (c)		339	351,322
Kraft Heinz Foods Co.
2.80%, 7/02/20		130	134,722
3.50%, 7/15/22		162	172,154
Laboratory Corp. of America Holdings
3.60%, 2/01/25		100	105,044
Medtronic, Inc.
3.50%, 3/15/25		320	344,597
Newell Brands, Inc.
3.15%, 4/01/21		280	291,722
3.85%, 4/01/23		50	53,223
Perrigo Finance Unlimited Co.
3.50%, 12/15/21		300	310,095
Reynolds American, Inc.
5.85%, 8/15/45		79	102,709
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		211	211,541
3.15%, 10/01/26		146	146,675
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		121	131,474
Tyson Foods, Inc.
2.65%, 8/15/19		64	65,625
3.95%, 8/15/24		206	222,339

			5,268,968

		Principal Amount (000)	U.S. $ Value
Energy - 1.4%
Encana Corp.
3.90%, 11/15/21	U.S.$	140	$140,277
Energy Transfer Partners LP
7.50%, 7/01/38		248	284,369
EnLink Midstream Partners LP
5.05%, 4/01/45		215	190,323
Enterprise Products Operating LLC
3.70%, 2/15/26		278	286,176
5.20%, 9/01/20		185	206,568
Halliburton Co.
5.00%, 11/15/45		295	321,994
Hess Corp.
4.30%, 4/01/27		199	200,549
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		302	304,537
3.95%, 9/01/22		424	442,938
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (c)		250	270,244
Marathon Petroleum Corp.
5.125%, 3/01/21		163	180,075
Noble Energy, Inc.
3.90%, 11/15/24		170	173,384
8.25%, 3/01/19		374	427,873
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		232	224,797
Schlumberger Holdings Corp.
3.625%, 12/21/22 (c)		295	316,228
TransCanada PipeLines Ltd.
6.35%, 5/15/67		120	95,460
Valero Energy Corp.
6.125%, 2/01/20		175	197,456
Williams Partners LP
4.125%, 11/15/20		155	161,099

			4,424,347

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (c)		320	320,219

Services - 0.0%
eBay, Inc.
3.80%, 3/09/22		75	80,203

Technology - 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 6/15/21 (c)		280	292,633
Fidelity National Information Services, Inc.
3.50%, 4/15/23		39	40,922
5.00%, 10/15/25		3	3,421
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (c)		300	320,192
HP, Inc.
4.65%, 12/09/21		114	124,957
KLA-Tencor Corp.
4.65%, 11/01/24		225	247,252

		Principal Amount (000)	U.S. $ Value
Lam Research Corp.
2.80%, 6/15/21	U.S.$	71	$72,876
Motorola Solutions, Inc.
3.50%, 3/01/23		150	149,246
7.50%, 5/15/25		33	39,923
Seagate HDD Cayman
4.75%, 1/01/25		127	120,015
Tencent Holdings Ltd.
3.375%, 5/02/19 (c)		335	347,028
Total System Services, Inc.
2.375%, 6/01/18		141	142,154
3.75%, 6/01/23		139	142,639
Western Digital Corp.
7.375%, 4/01/23 (c)		156	171,600

			2,214,858

			22,076,418

Financial Institutions - 3.0%
Banking - 2.4%
Barclays Bank PLC
6.625%, 3/30/22 (c)	EUR	84	115,561
Barclays PLC
3.65%, 3/16/25	U.S.$	270	266,386
BNP Paribas SA
4.375%, 5/12/26 (c)		200	206,732
Citigroup, Inc.
3.875%, 3/26/25		235	242,519
Compass Bank
5.50%, 4/01/20		314	336,628
Cooperatieve Rabobank UA
4.375%, 8/04/25		320	337,688
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 4/17/26 (c)		375	393,744
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		208	207,352
3.75%, 5/22/25		186	195,313
5.75%, 1/24/22		335	389,116
Series D
6.00%, 6/15/20		217	246,808
Lloyds Banking Group PLC
3.10%, 7/06/21		395	403,572
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		272	295,021
Morgan Stanley
5.625%, 9/23/19		168	186,053
Series G
5.50%, 7/24/20		189	211,800
Murray Street Investment Trust I
4.647%, 3/09/17		44	44,445
Nationwide Building Society
4.00%, 9/14/26 (c)		290	289,841
6.25%, 2/25/20 (c)		465	528,137
PNC Bank NA
3.80%, 7/25/23		685	741,625

		Principal Amount (000)	U.S. $ Value
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (c)(f)	U.S.$	190	$190,084
Santander Issuances SAU
5.179%, 11/19/25		200	203,770
Santander UK Group Holdings PLC
2.875%, 8/05/21		226	226,341
Santander UK PLC
5.00%, 11/07/23 (c)		200	208,431
Societe Generale SA
4.25%, 8/19/26 (c)		215	213,851
Standard Chartered PLC
6.409%, 1/30/17 (c)(f)		200	194,000
UBS AG/Stamford CT
7.625%, 8/17/22		380	442,700
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (c)		305	320,126

			7,637,644

Finance - 0.2%
AerCap Aviation Solutions BV
6.375%, 5/30/17		200	205,396
Aviation Capital Group Corp.
7.125%, 10/15/20 (c)		173	203,878
International Lease Finance Corp.
5.875%, 4/01/19		93	99,626

			508,900

Insurance - 0.3%
American International Group, Inc.
4.875%, 6/01/22		155	174,397
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		180	204,476
5.50%, 3/30/20		242	269,803
Lincoln National Corp.
8.75%, 7/01/19		98	115,352
MetLife, Inc.
10.75%, 8/01/39		70	112,182
XLIT Ltd.
6.375%, 11/15/24		157	187,076

			1,063,286

REITS - 0.1%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		10	10,128
Welltower, Inc.
5.25%, 1/15/22		300	339,993

			350,121

			9,559,951

Utility - 0.4%
Electric - 0.2%
CMS Energy Corp.
5.05%, 3/15/22		155	176,822

		Principal Amount (000)	U.S. $ Value
Constellation Energy Group, Inc.
5.15%, 12/01/20	U.S.$	89	$98,964
Entergy Corp.
4.00%, 7/15/22		223	241,905
Exelon Corp.
5.10%, 6/15/45		125	145,027
Exelon Generation Co. LLC
4.25%, 6/15/22		128	137,370
Pacific Gas & Electric Co.
6.05%, 3/01/34		38	50,673

			850,761

Natural Gas - 0.2%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)		490	537,590

			1,388,351

Total Corporates - Investment Grade (cost $31,134,594)			33,024,720

MORTGAGE PASS-THROUGHS - 6.9%
Agency Fixed Rate 30-Year - 6.0%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		237	268,684
Series 2007
5.50%, 7/01/35		24	27,538
Federal National Mortgage Association
3.00%, 5/01/45		1,384	1,439,380
3.00%, 11/01/46, TBA		1,085	1,125,108
3.50%, 5/01/42-9/01/45		4,453	4,789,679
3.50%, 11/01/46, TBA		2,320	2,445,108
4.00%, 11/25/46, TBA		1,825	1,957,740
4.50%, 11/25/46, TBA		2,588	2,831,322
5.00%, 12/01/39		144	160,426
Series 2004
5.50%, 2/01/34-11/01/34		88	99,806
Series 2007
5.50%, 1/01/37-8/01/37		325	369,863
Series 2008
5.50%, 8/01/37		150	170,979
Series 2015
3.50%, 4/01/45		565	608,101
Series AS6516
4.00%, 1/01/46		860	924,234
Government National Mortgage Association
3.00%, 7/20/45-11/01/46		510	533,219
3.50%, 3/20/45		1,740	1,848,723

			19,599,910

Agency Fixed Rate 15-Year - 0.9%
Federal National Mortgage Association
2.50%, 11/01/31, TBA		1,835	1,897,241

		Principal Amount (000)	U.S. $ Value
3.50%, 10/01/25-1/12/30	U.S.$	958	$1,013,945

			2,911,186

Total Mortgage Pass-Throughs (cost $22,163,834)			22,511,096

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6%
Non-Agency Fixed Rate CMBS - 2.9%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51		150	153,427
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		41	41,253
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)		335	347,039
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		495	525,439
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
5.039%, 9/10/45 (c)		169	159,985
Series 2015-GC27, Class A5
3.137%, 2/10/48		246	257,864
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.954%, 5/15/46		253	257,764
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.296%, 12/10/49		934	966,546
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		49	49,150
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		175	174,567
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class A3
5.542%, 1/15/49		13	12,692
Series 2007-C3, Class AM
5.881%, 6/15/39		155	155,692
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		343	374,931
Series 2015-C4, Class A4
3.808%, 11/15/48		260	284,630
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.884%, 11/10/46 (c)		130	138,825
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		458	468,029
GS Mortgage Securities Trust
Series 2007-GG10, Class A4

		Principal Amount (000)	U.S. $ Value
5.988%, 8/10/45	U.S.$	193	$195,647
Series 2013-G1, Class A2
3.557%, 4/10/31 (c)		276	283,411
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)		108	107,307
Series 2006-LDP8, Class AJ
5.48%, 5/15/45		17	17,253
Series 2006-LDP9, Class AM
5.372%, 5/15/47		135	135,818
Series 2007-CB19, Class AM
5.881%, 2/12/49		175	178,020
Series 2007-LD12, Class AM
6.207%, 2/15/51		280	287,714
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		497	501,320
Series 2011-C5, Class D
5.562%, 8/15/46 (c)		100	103,271
Series 2012-C6, Class E
5.364%, 5/15/45 (c)		119	114,527
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		368	403,891
Series 2015-C32, Class C
4.819%, 11/15/48		195	185,397
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		97	90,314
Series 2007-C1, Class AM
5.455%, 2/15/40		100	100,776
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)		153	154,080
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		257	254,818
Series 2016-4, Class A2
2.579%, 3/10/49 (c)		161	160,866
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AJ
5.802%, 8/12/43		8	8,092
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56		112	113,677
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4
3.055%, 10/10/48		218	224,999
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		86	90,360
Series 2012-C4, Class A5
2.85%, 12/10/45		168	175,124
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class E
6.266%, 1/10/45 (c)		81	88,667

		Principal Amount (000)	U.S. $ Value
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45	U.S.$	16	$15,564
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS6, Class C
4.452%, 11/15/49		180	180,159
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D
4.961%, 11/15/45 (c)		118	116,372
Series 2013-C14, Class A5
3.337%, 6/15/46		456	484,961
Series 2014-C20, Class A2
3.036%, 5/15/47		206	213,754

			9,353,992

Non-Agency Floating Rate CMBS - 0.7%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51 (g)		485	496,446
Commercial Mortgage Trust
Series 2014-SAVA, Class A
1.675% (LIBOR 1 Month + 1.15%), 6/15/34 (c)(h)		101	101,133
H/2 Asset Funding NRE
Series 2015-1A 2.10%,
6/24/49 (h)(i)		247	244,440
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.444% (LIBOR 1 Month + 0.92%), 6/15/29 (c)(h)		339	337,199
Series 2015-SGP, Class A
2.224% (LIBOR 1 Month + 1.70%), 7/15/36 (c)(h)		304	303,317
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.474% (LIBOR 1 Month + 1.87%), 8/15/26 (c)(h)		119	118,488
Series 2015-XLF2, Class SNMA
2.474% (LIBOR 1 Month + 1.95%), 11/15/26 (c)(h)		119	119,391
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.58% (LIBOR 1 Month + 1.05%), 4/15/32 (c)(h)		79	78,321
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.744% (LIBOR 1 Month + 1.22%), 11/15/27 (c)(h)		378	373,866

		Principal Amount (000)	U.S. $ Value
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.62%, 12/15/47 (g)	U.S.$	197	$202,393

			2,374,993

Total Commercial Mortgage-Backed Securities (cost $11,878,147)			11,728,986

ASSET-BACKED SECURITIES - 3.4%
Autos-Fixed Rate - 1.9%
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		454	455,796
AmeriCredit Automobile Receivables Trust
Series 2014-1, Class A3
0.90%, 2/08/19		80	80,172
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (c)		22	22,175
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		203	203,626
Series 2015-2, Class A3
1.31%, 8/15/19		208	207,984
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		80	80,326
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (c)		179	179,921
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (c)		76	76,409
Series 2014-B, Class A
1.11%, 11/15/18 (c)		31	31,281
Drive Auto Receivables Trust
Series 2016-AA, Class A2A
1.50%, 3/15/18 (c)		14	13,626
Series 2016-BA, Class A2
1.38%, 8/15/18 (c)		259	258,607
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (c)		33	32,579
Series 2014-2, Class A2
1.05%, 3/20/20 (c)		110	110,166
Series 2015-1, Class A2
1.30%, 9/20/20 (c)		274	273,688
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (c)		140	149,788
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		268	268,905

		Principal Amount (000)	U.S. $ Value
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (c)	U.S.$	201	$201,000
Flagship Credit Auto Trust
Series 2016-3, Class A1
1.61%, 12/15/19 (c)		324	324,230
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		155	154,811
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		322	325,471
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		412	414,243
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (c)		221	221,167
Series 2016-1, Class A1
1.96%, 5/17/21 (c)		280	281,939
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		126	126,255
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (c)		180	179,654
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (c)		192	188,466
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (c)		55	55,371
Series 2015-B, Class A3
1.40%, 11/15/18 (c)		213	213,225
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		223	223,276
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		370	370,659
Santander Drive Auto Receivables Trust
Series 2015-3, Class A2A
1.02%, 9/17/18		19	19,154
Series 2015-4, Class A2A
1.20%, 12/17/18		58	57,647
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (c)		32	32,142
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (c)		112	112,147
Series 2016-2A, Class A2
1.57%, 6/17/19 (c)		161	160,829

			6,106,735

		Principal Amount (000)	U.S. $ Value
Autos-Floating Rate - 0.5%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.024% (LIBOR 1 Month + 0.50%), 7/15/20 (c)(h)	U.S.$	378	$378,355
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
1.068% (LIBOR 1 Month + 0.55%), 12/10/27 (c)(h)		68	68,015
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
1.274% (LIBOR 1 Month + 0.75%), 10/25/19 (c)(h)		207	207,052
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
2.032% (LIBOR 1 Month + 1.50%), 10/20/20 (c)(h)		320	320,000
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.882% (LIBOR 1 Month + 0.35%), 7/22/19 (c)(h)		120	119,740
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.912% (LIBOR 1 Month + 0.38%), 7/20/19 (h)		203	202,936
Series 2015-1, Class A
1.032% (LIBOR 1 Month + 0.50%), 1/20/20 (h)		384	383,129

			1,679,227

Other ABS-Fixed Rate - 0.5%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (c)		85	85,232
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		210	211,221
Series 2015-A, Class A4
1.85%, 4/15/21		227	229,309
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (c)		173	173,114
Series 2015-2, Class A2A
1.42%, 12/22/17 (c)		147	147,574
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (c)		102	102,468
SBA Tower Trust
3.156%, 10/15/20 (c)		251	253,440
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (c)		135	135,654

		Principal Amount (000)	U.S. $ Value
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (c)	U.S.$	155	$157,508

			1,495,520

Credit Cards-Fixed Rate - 0.4%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		141	141,270
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		326	336,225
Series 2015-2, Class A
1.56%, 3/15/21		214	215,200
Chase Issuance Trust
Series 2014-A1, Class A1
1.15%, 1/15/19		270	270,117
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		246	247,183

			1,209,995

Credit Cards-Floating Rate - 0.1%
Discover Card Execution Note Trust
Series 2015-A1, Class A
1 0.874% (LIBOR 1 Month + 0.35%),
8/17/20 (h)		240	240,668
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.004% (LIBOR 1 Month + 0.48%), 2/15/22 (h)		256	256,488

			497,156

Home Equity Loans-Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		61	61,180

Home Equity Loans-Floating Rate - 0.0%
Residential Asset Securities Corp. Trust
Series 2003-KS3, Class A2
1.125% (LIBOR 1 Month + 0.60%), 5/25/33 (h)		1	632

Total Asset-Backed Securities (cost $10,995,489)			11,050,445

		Principal Amount (000)	U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
Risk Share Floating Rate - 1.7%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
7.025% (LIBOR 1 Month + 6.50%), 4/25/26 (h)(i)	U.S.$	170	$171,790
Bellemeade Re Ltd. Series 2015-1A, Class M1 3.025% (LIBOR 1 Month + 2.50%), 7/25/25 (h)(i)		48	47,648
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
4.525% (LIBOR 1 Month + 4.00%), 8/25/24 (h)		330	345,357
Series 2014-DN4, Class M3
5.075% (LIBOR 1 Month + 4.55%), 10/25/24 (h)		250	265,175
Series 2014-HQ3, Class M3
5.275% (LIBOR 1 Month + 4.75%), 10/25/24 (h)		250	267,151
Series 2015-DNA3, Class M3
5.225% (LIBOR 1 Month + 4.70%), 4/25/28 (h)		250	266,454
Series 2015-HQA2, Class M3
5.325% (LIBOR 1 Month + 4.80%), 5/25/28 (h)		250	267,209
Series 2016-DNA1, Class M3
6.075% (LIBOR 1 Month + 5.55%), 7/25/28 (h)		250	273,753
Series 2016-DNA2, Class M3
5.175% (LIBOR 1 Month + 4.65%), 10/25/28 (h)		250	262,634
Series 2016-DNA3, Class M3
5.525% (LIBOR 1 Month + 5.00%), 12/25/28 (h)		250	266,960
Series 2016-DNA4, Class M3
4.324% (LIBOR 1 Month + 3.80%), 3/25/29 (h)		250	251,345
Series 2016-HQA1, Class M3
6.875% (LIBOR 1 Month + 6.35%), 9/25/28 (h)		250	280,560
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.725% (LIBOR 1 Month + 1.20%), 7/25/24 (h)		51	51,571
Series 2014-C04, Class 1M2
5.425% (LIBOR 1 Month + 4.90%), 11/25/24 (h)		180	194,843
Series 2014-C04, Class 2M2
5.525% (LIBOR 1 Month + 5.00%), 11/25/24 (h)		75	80,408
Series 2015-C01, Class 1M2

		Principal Amount (000)	U.S. $ Value
4.825% (LIBOR 1 Month + 4.30%), 2/25/25 (h)	U.S.$	155	$162,714
Series 2015-C01, Class 2M2
5.075% (LIBOR 1 Month + 4.55%), 2/25/25 (h)		188	195,722
Series 2015-C02, Class 1M2
4.525% (LIBOR 1 Month + 4.00%), 5/25/25 (h)		199	206,974
Series 2015-C02, Class 2M2
4.525% (LIBOR 1 Month + 4.00%), 5/25/25 (h)		185	192,148
Series 2015-C03, Class 1M1
2.025% (LIBOR 1 Month + 1.50%), 7/25/25 (h)		71	71,090
Series 2015-C03, Class 1M2
5.525% (LIBOR 1 Month + 5.00%), 7/25/25 (h)		90	96,056
Series 2015-C03, Class 2M2
5.525% (LIBOR 1 Month + 5.00%), 7/25/25 (h)		244	261,708
Series 2015-C04, Class 1M2
6.225% (LIBOR 1 Month + 5.70%), 4/25/28 (h)		74	80,578
Series 2015-C04, Class 2M2
6.075% (LIBOR 1 Month + 5.55%), 4/25/28 (h)		117	126,317
Series 2016-C01, Class 1M2
7.275% (LIBOR 1 Month + 6.75%), 8/25/28 (h)		204	231,946
Series 2016-C01, Class 2M2
7.475% (LIBOR 1 Month + 6.95%), 8/25/28 (h)		159	180,363
Series 2016-C03, Class 1M2
5.825% (LIBOR 1 Month + 5.30%), 10/25/28 (h)		46	49,553
Series 2016-C03, Class 2M2
6.425% (LIBOR 1 Month + 5.90%), 10/25/28 (h)		145	158,491
Series 2016-C04, Class 1M2
4.775% (LIBOR 1 Month + 4.25%), 1/25/29 (h)		58	59,360
Series 2016-C05, Class 2M2
4.975% (LIBOR 1 Month + 4.45%), 1/25/29 (h)		76	78,713
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
4.775% (LIBOR 1 Month + 4.25%), 11/25/24 (h)(i)		36	35,789
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
5.775% (LIBOR 1 Month + 5.25%), 11/25/25 (h)(i)		144	144,410
Series 2015-WF1, Class 2M2
6.025% (LIBOR 1 Month + 5.50%), 11/25/25 (h)(i)		41	40,777

			5,665,567

		Principal Amount (000)	U.S. $ Value
Non-Agency Fixed Rate - 0.4%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35	U.S.$	39	$35,353
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		90	77,195
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		65	59,660
Series 2006-24CB, Class A16
5.75%, 6/25/36		161	136,185
Series 2006-28CB, Class A14
6.25%, 10/25/36		111	92,009
Series 2006-J1, Class 1A13
5.50%, 2/25/36		95	80,606
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		49	41,209
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.957%, 5/25/35		20	18,813
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		82	70,719
Series 2006-13, Class 1A19
6.25%, 9/25/36		45	39,133
Series 2007-HYB2, Class 3A1
2.957%, 2/25/47		234	191,880
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (c)		156	123,522
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		178	145,425
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		71	63,337
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (c)		205	176,135
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		56	55,788

			1,406,969

Agency Floating Rate - 0.4%
Federal National Mortgage Association REMICs
Series 2011-15, Class SA
6.535% (LIBOR 1 Month + 7.06%), 3/25/41 (h)(j)		620	156,506
Series 2011-63, Class SW

		Principal Amount (000)	U.S. $ Value
6.155% (LIBOR 1 Month + 6.68%), 7/25/41 (h)(j)	U.S.$	590	$122,908
Series 2013-130, Class SN
6.125% (LIBOR 1 Month + 6.65%), 10/25/42 (h)(j)		831	162,163
Series 2015-66, Class AS
5.725% (LIBOR 1 Month + 6.25%), 9/25/45 (h)(j)		796	163,830
Series 2016-11, Class SG
5.625% (LIBOR 1 Month + 6.15%), 3/25/46 (h)(j)		877	167,699
Series 2016-19, Class SA
5.575% (LIBOR 1 Month + 6.10%), 4/25/46 (h)(j)		963	177,789
Series 2016-22, Class ST
5.575% (LIBOR 1 Month + 6.10%), 4/25/46 (h)(j)		800	155,787
Government National Mortgage Association
Series 2016-108, Class SM
5.568% (LIBOR 1 Month + 6.10%), 8/20/46 (h)(j)		649	178,871

			1,285,553

Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.715% (LIBOR 1 Month + 0.19%), 12/25/36 (h)		350	219,285
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.775% (LIBOR 1 Month + 0.25%), 3/25/35 (h)		147	123,855
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6
6.281%, 5/26/37 (c)(g)		192	146,406

			489,546

Agency Fixed Rate - 0.1%
Federal National Mortgage Association REMICs
Series 2015-33, Class AI
5.00%, 6/25/45 (j)		845	151,130

Total Collateralized Mortgage Obligations (cost $8,772,773)			8,998,765

GOVERNMENTS-TREASURIES - 2.4%
United States - 2.4%
U.S. Treasury Bonds
2.75%, 8/15/42		280	305,113
3.00%, 5/15/45		533	607,703
3.125%, 2/15/43-8/15/44		575	670,313
3.375%, 5/15/44		234	285,385

		Principal Amount (000)	U.S. $ Value
3.625%, 8/15/43	U.S.$	1,304	$1,659,722
4.375%, 2/15/38		1,027	1,433,063
6.25%, 5/15/30		149	229,699
U.S. Treasury Notes
1.125%, 7/31/21		720	718,960
1.625%, 5/15/26		1,905	1,907,129

Total Governments-Treasuries (cost $7,147,956)			7,817,087

INFLATION-LINKED SECURITIES - 2.0%
United States - 2.0%
U.S. Treasury Inflation Index
0.125%, 4/15/19(TIPS)		4,196	4,267,885
0.25%, 1/15/25(TIPS)		1,134	1,154,914
0.375%, 7/15/25(TIPS)		1,237	1,277,542

Total Inflation-Linked Securities (cost $6,621,696)			6,700,341

CORPORATES-NON-INVESTMENT GRADE - 1.3%
Industrial - 0.7%
Capital Goods - 0.0%
SPX FLOW, Inc.
5.625%, 8/15/24 (c)		37	37,555
5.875%, 8/15/26 (c)		37	37,416

			74,971

Communications - Media - 0.0%
CSC Holdings LLC
6.75%, 11/15/21		45	47,587

Communications - Telecommunications - 0.3%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		85	91,056
Series Y
7.50%, 4/01/24		75	80,063
SFR Group SA
5.375%, 5/15/22 (c)	EUR	195	226,172
Sprint Capital Corp.
6.90%, 5/01/19 (d)	U.S.$	370	381,563

			778,854

Consumer Cyclical - Automotive - 0.1%
Allison Transmission, Inc.
5.00%, 10/01/24 (c)		170	174,250

Consumer Cyclical-Other - 0.1%
International Game Technology PLC
6.25%, 2/15/22 (c)		200	212,000
KB Home
4.75%, 5/15/19		107	109,274

			321,274

		Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 0.0%
Hanesbrands, Inc.
4.625%, 5/15/24 (c)	U.S.$	70	$71,837

Consumer Non-Cyclical - 0.0%
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (c)		135	116,269

Energy - 0.1%
Cenovus Energy, Inc.
3.00%, 8/15/22		17	16,165
5.70%, 10/15/19		59	63,332
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		111	77,027
Sabine Pass Liquefaction LLC
5.00%, 3/15/27 (c)		146	149,650
SM Energy Co.
6.50%, 1/01/23		14	14,140

			320,314

Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (c)		117	128,682

Transportation-Services - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (c)		94	90,240

			2,124,278

Financial Institutions - 0.6%
Banking - 0.5%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (f)		79	85,567
Barclays Bank PLC
6.86%, 6/15/32 (c)(f)		44	50,864
7.625%, 11/21/22		239	265,290
7.75%, 4/10/23		305	319,488
Credit Agricole SA
8.125%, 12/23/25 (c)(f)		205	218,069
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)		339	309,360
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (f)		200	195,750
Series U
7.64%, 9/30/17 (f)		200	194,000
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		61	62,851
Societe Generale SA
5.922%, 4/05/17 (c)(f)		100	100,895

			1,802,134

		Principal Amount (000)	U.S. $ Value
Finance - 0.1%
Navient Corp. 6.625%, 7/26/21	U.S.$	170	$171,275

			1,973,409

Non Corporate Sectors - 0.0%
Agencies - Not Government Guaranteed - 0.0%
NOVA Chemicals Corp. (c)		125	127,813

Total Corporates-Non-Investment Grade (cost $4,263,379)			4,225,500

EMERGING MARKETS-TREASURIES - 0.3%
Brazil - 0.3%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/17-1/01/27
(cost $950,384)	BRL	3,050	892,654

GOVERNMENTS-SOVEREIGN AGENCIES - 0.3%
Brazil - 0.1%
Petrobras Global Finance BV 5.75%, 1/20/20	U.S.$	253	260,716

Colombia - 0.0%
Ecopetrol SA 5.875%, 5/28/45		94	86,480

Israel - 0.1%
Israel Electric Corp. Ltd. Series 6 5.00%, 11/12/24 (c)		320	351,200

United Kingdom - 0.1%
Royal Bank of Scotland Group PLC 7.50%, 8/10/20 (f)		200	183,500

Total Governments-Sovereign Agencies (cost $865,784)			881,896

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (c)		340	375,196

Mexico - 0.1%
Petroleos Mexicanos 4.625%, 9/21/23 (c)		226	226,316

Total Quasi-Sovereigns (cost $564,004)			601,512

		Principal Amount (000)	U.S. $ Value
LOCAL GOVERNMENTS-MUNICIPAL BONDS - 0.2%
United States - 0.2%
State of California
Series 2010
7.625%, 3/01/40
(cost $350,419)	U.S.$	345	$546,042

GOVERNMENTS-SOVEREIGN BONDS - 0.1%
Mexico - 0.0%
Mexico Government International Bond
Series G 5.95%, 3/19/19		82	90,938

Qatar - 0.1%
Qatar Government International Bond
2.375%, 6/02/21 (c)		280	282,030

Total Governments - Sovereign Bonds (cost $366,753)			372,968

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)		217	78,120
7.125%, 6/26/42 (c)		215	86,000

			164,120

Consumer Non-Cyclical - 0.1%
Minerva Luxembourg SA 6.50%, 9/20/26 (c)		200	196,750

Total Emerging Markets-Corporate Bonds (cost $489,431)			360,870

SHORT-TERM INVESTMENTS - 6.0%
Time Deposit - 2.3%
State Street Time Deposit
0.01%, 10/03/16
(cost $7,472,271)		7,472	7,472,271

Agencies - 1.3%
Federal Home Loan Bank
0.501% (LIBOR 1 Month - 0.03%), 11/18/16 (h)
(cost $4,285,000)		4,285	4,285,750

Certificates of Deposit- 1.0%
Bank of Nova Scotia/Houston Series YCD
1.141%, 3/17/17 (h)	U.S.$	1,000	1,000,000
Cooperatieve Rabobank UA Series YCD
1.115%, 2/24/17 (h)		1,159	1,159,000

			Principal Amount (000)	U.S. $ Value
Wells Fargo Bank, NA
Series CD
0.867%, 10/05/16 (h)	U.S.$		1,143	$1,143,000

Total Certificates of Deposit (cost $3,302,000)				3,302,000

Agency Discount Note - 1.0%
Federal Home Loan Bank Discount Notes Zero Coupon 11/14/16-3/17/17 (cost $3,142,986)			3,146	3,142,986

Governments-Treasuries - 0.4%
Japan Treasury Discount Bill Series 622 Zero Coupon, 10/24/16 (cost $1,418,244)		JPY	150,000	1,479,464

Total Short-Term Investments (cost $19,620,501)				19,682,471

Total Investments Before Security Lending Collateral for Securities Loaned - 103.0% (cost $298,511,839)				334,563,074

			Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.28% (k)(l) (cost $3,205,566)			3,205,566	3,205,566

Total Investments - 104.0% (cost $301,717,405) (m)				337,768,640
Other assets less liabilities - (4.0)% (n)				(12,953,564)

Net Assets - 100.0%				$324,815,076

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	33	December 2016	$7,211,063	$7,209,469	$(1,594)
U.S. T-Note 5 Yr (CBT) Futures	98	December 2016	11,909,379	11,908,531	(848)
U.S. T-Note 10 Yr (CBT) Futures	25	December 2016	3,260,586	3,278,125	17,539
U.S. Ultra Bond (CBT) Futures	32	December 2016	5,928,046	5,884,000	(44,046)
Sold Contracts
Euro-BOBL Futures	28	December 2016	4,147,581	4,154,730	(7,149)

					$(36,098)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,295	SEK	11,067	11/16/16	$(2,269)
Barclays Bank PLC	JPY	179,991	USD	1,764	11/16/16	(14,418)
Barclays Bank PLC	USD	76	INR	5,124	11/16/16	91
Barclays Bank PLC	USD	1,870	JPY	190,924	11/16/16	15,879
Barclays Bank PLC	USD	217	TWD	6,760	11/16/16	(521)
Barclays Bank PLC	CNY	1,389	USD	207	12/15/16	(609)
BNP Paribas SA	KRW	660,290	USD	595	11/16/16	(3,953)
BNP Paribas SA	USD	883	AUD	1,156	11/16/16	868
Goldman Sachs Bank USA	BRL	2,864	USD	883	10/04/16	2,731
Goldman Sachs Bank USA	USD	441	BRL	1,432	10/04/16	(807)
Goldman Sachs Bank USA	USD	437	BRL	1,432	10/04/16	3,606
Goldman Sachs Bank USA	JPY	150,106	USD	1,422	10/27/16	(59,354)
Goldman Sachs Bank USA	USD	439	BRL	1,432	11/03/16	(2,044)
Goldman Sachs Bank USA	USD	948	CHF	925	11/16/16	6,955
Goldman Sachs Bank USA	USD	678	EUR	606	11/16/16	3,679
Goldman Sachs Bank USA	BRL	1,754	USD	381	1/04/17	(143,444)
JPMorgan Chase Bank, NA	CHF	566	USD	582	11/16/16	(2,329)
JPMorgan Chase Bank, NA	TWD	6,760	USD	216	11/16/16	(659)
JPMorgan Chase Bank, NA	USD	628	GBP	469	11/16/16	(19,461)
Royal Bank of Scotland PLC	EUR	1,938	USD	2,156	11/16/16	(25,756)
Standard Chartered Bank	BRL	1,252	USD	381	10/04/16	(4,447)
Standard Chartered Bank	BRL	1,252	USD	386	10/04/16	706
Standard Chartered Bank	USD	772	BRL	2,504	10/04/16	(1,673)
Standard Chartered Bank	BRL	1,252	USD	383	11/03/16	1,084
State Street Bank & Trust Co.	EUR	294	USD	327	10/06/16	(3,607)
State Street Bank & Trust Co.	USD	8	EUR	7	10/06/16	(72)
State Street Bank & Trust Co.	AUD	718	USD	550	11/16/16	1,029
State Street Bank & Trust Co.	AUD	262	USD	198	11/16/16	(2,597)
State Street Bank & Trust Co.	CAD	355	USD	274	11/16/16	3,269
State Street Bank & Trust Co.	CAD	1,657	USD	1,259	11/16/16	(4,583)
State Street Bank & Trust Co.	CHF	64	USD	66	11/16/16	(53)
State Street Bank & Trust Co.	EUR	535	USD	600	11/16/16	(2,414)
State Street Bank & Trust Co.	GBP	772	USD	1,007	11/16/16	5,471
State Street Bank & Trust Co.	HKD	6,281	USD	811	11/16/16	430
State Street Bank & Trust Co.	HKD	1,473	USD	190	11/16/16	(9)
State Street Bank & Trust Co.	JPY	12,999	USD	128	11/16/16	(211)
State Street Bank & Trust Co.	JPY	53,850	USD	536	11/16/16	4,062
State Street Bank & Trust Co.	SGD	201	USD	149	11/16/16	1,879
State Street Bank & Trust Co.	USD	265	AUD	350	11/16/16	2,166
State Street Bank & Trust Co.	USD	72	CAD	94	11/16/16	(396)
State Street Bank & Trust Co.	USD	224	CHF	218	11/16/16	1,356
State Street Bank & Trust Co.	USD	307	EUR	273	11/16/16	145
State Street Bank & Trust Co.	USD	1,098	GBP	835	11/16/16	(14,645)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	1,226	JPY	125,574	11/16/16	$14,842
State Street Bank & Trust Co.	USD	172	NOK	1,459	11/16/16	10,687
State Street Bank & Trust Co.	USD	309	NZD	436	11/16/16	8,045
State Street Bank & Trust Co.	USD	70	SEK	587	11/16/16	(990)
State Street Bank & Trust Co.	USD	149	SGD	201	11/16/16	(1,804)
State Street Bank & Trust Co.	AUD	194	USD	149	12/15/16	707
State Street Bank & Trust Co.	CAD	321	USD	249	12/15/16	3,849
State Street Bank & Trust Co.	EUR	222	USD	252	12/15/16	1,400
State Street Bank & Trust Co.	MXN	3,495	USD	188	12/15/16	9,077
State Street Bank & Trust Co.	USD	201	SEK	1,686	12/15/16	(4,140)

						$(213,252)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	1.96%	$919	$(61,724)	$(45,346)
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)	0.47	4,100	(59,707)	(28,261)

				$(121,431)	$(73,607)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(LCH Group)	NOK	14,990	8/01/18	0.960%	6 Month NIBOR	$10,693
Morgan Stanley & Co., LLC/(CME Group)	AUD	5,770	4/27/18	2.213%	3 Month BBSW	(38,495)
Morgan Stanley & Co., LLC/(CME Group)	NOK	66,930	5/12/18	0.954%	6 Month NIBOR	47,780
Morgan Stanley & Co., LLC/(CME Group)		22,080	5/19/18	1.007%	6 Month NIBOR	13,666
Morgan Stanley & Co., LLC/(CME Group)	NZD	14,460	7/28/18	2.050%	3 Month BKBM	(3,557)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	GBP	940	6/05/20	6 Month LIBOR	1.651%	$56,826
Morgan Stanley & Co., LLC/(CME Group)		2,380	8/31/21	1.256%	3 Month LIBOR	(10,460)
Morgan Stanley & Co., LLC/(CME Group)	AUD	1,230	3/11/25	6 Month BBSW	2.973%	63,791
Morgan Stanley & Co., LLC/(CME Group)		780	6/09/25	6 Month BBSW	3.384%	62,663
Morgan Stanley & Co., LLC/(CME Group)		430	6/09/25	2.488%	3 Month LIBOR	(42,412)
Morgan Stanley & Co., LLC/(CME Group)		1,560	11/10/25	2.256%	3 Month LIBOR	(126,431)
Morgan Stanley & Co., LLC/(CME Group)		142	6/28/26	1.460%	3 Month LIBOR	(716)
Morgan Stanley & Co., LLC/(CME Group)	NZD	1,560	7/28/26	3 Month BKBM	2.473%	4,918
Morgan Stanley & Co., LLC/(LCH Group)	NOK	3,890	8/04/18	1.008%	6 Month NIBOR	2,426
Morgan Stanley & Co., LLC/(LCH Group)		16,650	8/11/18	1.076%	6 Month NIBOR	7,597
Morgan Stanley & Co., LLC/(LCH Group)		11,100	8/12/18	1.128%	6 Month NIBOR	3,833
Morgan Stanley & Co., LLC/(LCH Group)	AUD	14,000	9/22/18	1.705%	3 Month BBSW	(5,502)

						$46,620

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Advanced Micro Devices, Inc.,
7.75%, 8/01/20, 3/20/19*	(5.00)%	1.51%	$104	$(8,788)	$4,578	$(13,366)
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	3.72	198	(6,152)	(6,844)	692

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)%	3.72%	$172	$(5,343)	$(5,733)	$390
Sale Contracts
BNP Paribas SA
Anadarko Petroleum Corp.,
6.95%, 6/15/19, 9/20/17*	1.00	0.39	530	3,234	(3,459)	6,693
Credit Suisse International
CDX-CMBX.NA.BB
B Series 6, 5/11/63*	3.00	4.86	48	(4,278)	(3,565)	(713)
CDX-CMBX.NA.BB
B Series 6, 5/11/63*	3.00	4.86	165	(14,707)	(11,467)	(3,240)
Deutsche Bank AG
CDX-CMBX.NA.BB
B Series 6, 5/11/63*	3.00	4.86	9	(802)	(555)	(247)
CDX-CMBX.NA.BB
B Series 6, 5/11/63*	3.00	4.86	232	(20,679)	(17,467)	(3,212)
Goldman Sachs International
CDX-CMBX.NA.BB
B Series 6, 5/11/63*	3.00	4.86	230	(20,501)	(19,670)	(831)
CDX-CMBX.NA.BB
B Series 6, 5/11/63*	3.00	4.86	272	(24,244)	(14,290)	(9,954)

				$(102,260)	$(78,472)	$(23,788)

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$1,970	1/30/17	1.059%	3 Month LIBOR	$(1,902)
JPMorgan Chase Bank, NA	2,200	2/07/22	2.043%	3 Month LIBOR	(101,010)

					$(102,912)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate market value of these securities amounted to $22,737,185 or 7.0% of net assets.
(d)	llliquid security.
(e)	Fair valued by the Adviser.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Variable rate coupon, rate shown as of September 30, 2016.
(h)	Floating Rate Security. Stated interest rate was in effect at September 30, 2016.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.20% of net assets as of September 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & llliquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
7.025%, 4/25/26	4/29/16	$170,300	$171,790	0.05%
Bellemeade Re Ltd. Series 2015-1A, Class M1
3.025%, 7/25/25	7/27/15	47,529	47,648	0.01%
H/2 Asset Funding NRE Series 2015-1A
2.10%, 6/24/49	6/19/15	246,909	244,440	0.08%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
4.775%, 11/25/24	11/06/15	35,653	35,789	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
5.775%, 11/25/25	9/28/15	144,015	144,410	0.04%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
6.025%, 11/25/25	9/28/15	40,811	40,777	0.01%

(j)	IO - Interest Only.
(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(m)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $41,486,008 and gross unrealized depreciation of investments was $(5,434,773), resulting in net unrealized appreciation of $36,051,235.
(n)	An amount of U.S.$303,671 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Variable Products Series Fund

Balanced Wealth Strategy Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Information Technology	$33,668,512	$5,474,533	$	– 0	–	$39,143,045
Health Care	21,046,378	6,452,533		– 0	–	27,498,911
Financials	16,738,009	8,451,204		– 0	–	25,189,213
Consumer Discretionary	18,209,205	6,542,704		– 0	–	24,751,909
Industrials	10,792,738	6,652,903		– 0	–	17,445,641
Consumer Staples	9,729,766	6,991,583		– 0	–	16,721,349
Energy	8,412,896	3,904,821		– 0	–	12,317,717
Equity: Other	3,782,283	5,698,212		74,350		9,554,845
Residential	4,218,378	2,122,694		– 0	–	6,341,072
Retail	3,974,807	2,263,910		– 0	–	6,238,717
Telecommunication Services	2,632,060	2,664,217		– 0	–	5,296,277
Office	2,208,549	2,298,076		– 0	–	4,506,625
Utilities	3,653,772	661,227		– 0	–	4,314,999

Investments in Securities:	Level 1		Level 2		Level 3			Total
Real Estate	$1,825,661		$945,402		$	– 0	–	$2,771,063
Materials	752,514		1,683,513			– 0	–	2,436,027
Lodging	334,428		– 0	–		– 0	–	334,428
Mortgage	305,883		– 0	–		– 0	–	305,883
Corporates - Investment Grade	– 0	–	33,024,720			– 0	–	33,024,720
Mortgage Pass-Throughs	– 0	–	22,511,096			– 0	–	22,511,096
Commercial Mortgage-Backed Securities	– 0	–	7,930,880			3,798,106		11,728,986
Asset-Backed Securities	– 0	–	10,339,563			710,882		11,050,445
Collateralized Mortgage Obligations	– 0	–	8,779,327			219,438		8,998,765
Governments - Treasuries	– 0	–	7,817,087			– 0	–	7,817,087
Inflation-Linked Securities	– 0	–	6,700,341			– 0	–	6,700,341
Corporates - Non-Investment Grade	– 0	–	4,225,499			– 0	–	4,225,499
Emerging Markets - Treasuries	– 0	–	892,654			– 0	–	892,654
Governments - Sovereign Agencies	– 0	–	881,896			– 0	–	881,896
Quasi-Sovereigns	– 0	–	601,512			– 0	–	601,512
Local Governments - Municipal Bonds	– 0	–	546,042			– 0	–	546,042
Governments - Sovereign Bonds	– 0	–	372,968			– 0	–	372,968
Emerging Markets - Corporate Bonds	– 0	–	360,870			– 0	–	360,870
Short-Term Investments:
Time Deposits	– 0	–	7,472,271			– 0	–	7,472,271
Agencies	– 0	–	4,285,750			– 0	–	4,285,750
Certificates of Deposit	– 0	–	3,302,000			– 0	–	3,302,000
Agency Discount Notes	– 0	–	3,142,985			– 0	–	3,142,985
Governments - Treasuries	– 0	–	1,479,464			– 0	–	1,479,464
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,205,566		– 0	–		– 0	–	3,205,566

Total Investments in Securities	145,491,405		187,474,457			4,802,776		337,768,638

Other Financial Instruments(a):
Assets:
Futures	17,539		– 0	–		– 0	–	17,539
Forward Currency Exchange Contracts	– 0	–	104,013			– 0	–	104,013
Centrally Cleared Interest Rate Swaps	– 0	–	274,193			– 0	–	274,193
Credit Default Swaps	– 0	–	7,775			– 0	–	7,775
Liabilities:
Futures	(53,637)		– 0	–		– 0	–	(53,637)
Forward Currency Exchange Contracts	– 0	–	(317,265)			– 0	–	(317,265)
Centrally Cleared Credit Default Swaps	– 0	–	(73,607)			– 0	–	(73,607)
Centrally Cleared Interest Rate Swaps	– 0	–	(227,573)			– 0	–	(227,573)
Credit Default Swaps	– 0	–	(31,563)			– 0	–	(31,563)
Interest Rate Swaps	– 0	–	(102,912)			– 0	–	(102,912)

Total(b)	$145,455,307		$187,107,518			$4,802,776		$337,365,601

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Commercial Mortgage-Backed Securities	Asset-Backed Securities
Balance as of 12/31/15	$303,923		$3,597,541	$1,940,567
Accrued discounts/(premiums)	– 0	–	(5,011)	424
Realized gain (loss)	91,952		(33,392)	1,098
Change in unrealized appreciation/depreciation	(112,194)		34,468	8,527

	Common Stocks		Commercial Mortgage-Backed Securities		Asset-Backed Securities
Purchases/Payups	$ – 0	–	$634,555		$471,946
Sales/Paydowns	(209,331)		(682,881)		(657,495)
Transfers in to Level 3	– 0	–	252,826		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	(1,054,185)

Balance as of 9/30/16	$74,350		$3,798,106		$710,882

Net change in unrealized appreciation/depreciation from investments held as of 9/30/16	$12,604		$15,099		$8,422

	Collateralized Mortgage Obligation		Total
Balance as of 12/31/15	$6,952,456		12,794,487
Accrued discounts/(premiums)	451		(4,136)
Realized gain (loss)	43,070		102,728
Change in unrealized appreciation/depreciation	38,841		(30,358)
Purchases/Payups	170,300		1,276,801
Sales/Paydowns	(2,253,215)		(3,802,922)
Transfers in to Level 3	– 0	–	252,826	(a)
Transfers out of Level 3	(4,732,465)		(5,786,650	)(b)

Balance as of 9/30/16	$219,438		$4,802,776

Net change in unrealized appreciation/depreciation from investments held as of 9/30/16	$2,560		$38,685

(a)	There were deminimis transfers from Level 2 to Level 3 during the reporting period.
(b)	An amount of $5,786,650 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at September 30, 2016. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/16	Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stock	$74,350	Market Approach	Last Traded Price	1.41 HKD / N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$ 0	$ 9,684	$ 6,478	$ 3,206	$ 1,214

AB Government Exchange Reserves

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$ 3,438	$ 18,701	$ 22,139	$ 0	$ 5,659

AB Variable Products Series Fund

Dynamic Asset Allocation Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 41.1%
Financials - 6.6%
Banks - 3.4%
Aozora Bank Ltd.	6,000	$20,681
Australia & New Zealand Banking Group Ltd.	27,773	591,608
Banco Bilbao Vizcaya Argentaria SA	61,923	374,669
Banco de Sabadell SA	50,635	64,870
Banco Espirito Santo SA (REG) (a)(b)(c)	10,016	0
Banco Popular Espanol SA	31,769	39,319
Banco Santander SA	137,404	609,571
Bank Hapoalim BM	14,749	83,747
Bank Leumi Le-Israel BM (a)	12,645	48,125
Bank of America Corp.	64,945	1,016,389
Bank of East Asia Ltd. (The) (d)	37,600	153,460
Bank of Ireland (a)	348,125	72,783
Bank of Kyoto Ltd. (The) (d)	2,000	14,640
Bank of Queensland Ltd.	3,683	32,257
Bankia SA	43,854	35,985
Bankinter SA	7,353	52,317
Barclays PLC	159,988	346,857
BB&T Corp.	5,100	192,372
Bendigo & Adelaide Bank Ltd.	3,446	28,580
BNP Paribas SA	12,334	634,381
BOC Hong Kong Holdings Ltd.	22,500	76,554
CaixaBank SA	25,344	64,045
Chiba Bank Ltd. (The) (d)	11,000	62,471
Citigroup, Inc.	18,529	875,125
Citizens Financial Group, Inc.	3,319	82,013
Comerica, Inc.	1,100	52,052
Commerzbank AG	6,474	41,828
Commonwealth Bank of Australia	16,254	906,375
Concordia Financial Group Ltd. (d)	11,221	48,960
Credit Agricole SA	10,706	105,603
Danske Bank A/S	6,721	196,629
DBS Group Holdings Ltd.	17,000	192,896
DNB ASA	9,303	122,304
Erste Group Bank AG (a)	2,659	78,737
Fifth Third Bancorp	4,890	100,049
Fukuoka Financial Group, Inc. (d)	9,000	37,407
Hachijuni Bank Ltd. (The) (d)	4,000	20,833
Hang Seng Bank Ltd.	4,600	82,576
Hiroshima Bank Ltd. (The)	5,000	20,740
HSBC Holdings PLC	187,096	1,406,356
Huntington Bancshares, Inc./OH	4,965	48,955
ING Groep NV	36,740	453,578
Intesa Sanpaolo SpA	120,775	268,133
Iyo Bank Ltd. (The) (d)	2,000	12,111
Japan Post Bank Co., Ltd. (d)	3,855	45,808
Joyo Bank Ltd. (The) (a)	3,000	12,526
JPMorgan Chase & Co.	23,065	1,535,898
KBC Group NV (a)	2,388	139,402
KeyCorp	5,225	63,588
Lloyds Banking Group PLC	611,474	432,015
M&T Bank Corp.	1,015	117,842
Mediobanca SpA	12,965	84,381
Mitsubishi UFJ Financial Group, Inc.	121,400	615,022
Mizuho Financial Group, Inc.	225,100	379,392

Company	Shares	U.S. $ Value
National Australia Bank Ltd.	25,110	$539,764
Natixis SA	21,759	101,525
Nordea Bank AB	28,914	287,130
Oversea-Chinese Banking Corp., Ltd.	29,000	184,821
People’s United Financial, Inc.	1,915	30,295
PNC Financial Services Group, Inc. (The)	3,130	281,982
Raiffeisen Bank International AG (a)	1,307	19,894
Regions Financial Corp.	8,075	79,700
Resona Holdings, Inc.	21,000	88,318
Royal Bank of Scotland Group PLC (a)	33,198	76,856
Seven Bank Ltd. (d)	16,218	51,944
Shinsei Bank Ltd.	37,000	56,108
Shizuoka Bank Ltd. (The) (d)	4,000	32,048
Skandinaviska Enskilda Banken AB-Class A	9,222	92,694
Societe Generale SA	7,767	268,693
Standard Chartered PLC (a)	31,205	253,939
Sumitomo Mitsui Financial Group, Inc.	12,800	432,379
Sumitomo Mitsui Trust Holdings, Inc.	3,200	104,549
SunTrust Banks, Inc.	3,140	137,532
Suruga Bank Ltd.	1,000	23,970
Svenska Handelsbanken AB-Class A	14,254	195,936
Swedbank AB-Class A	8,621	202,564
UniCredit SpA	48,282	112,541
Unione di Banche Italiane SpA (d)	5,202	11,989
United Overseas Bank Ltd.	12,000	166,485
US Bancorp	10,265	440,266
Wells Fargo & Co.	29,075	1,287,441
Westpac Banking Corp.	31,754	722,472
Zions Bancorporation	1,280	39,706

		19,518,356

Capital Markets - 1.0%
3i Group PLC	9,721	81,962
Aberdeen Asset Management PLC	7,603	32,091
Affiliated Managers Group, Inc. (a)	357	51,658
Ameriprise Financial, Inc.	1,045	104,260
ASX Ltd.	1,453	53,831
Bank of New York Mellon Corp. (The)	6,765	269,788
BlackRock, Inc.-Class A	827	299,754
Charles Schwab Corp. (The)	7,540	238,038
CME Group, Inc.-Class A	2,150	224,718
Credit Suisse Group AG (REG) (a)	17,701	232,638
Daiwa Securities Group, Inc. (d)	16,000	90,085
Deutsche Bank AG (REG) (a)	13,129	171,113
E*TRADE Financial Corp. (a)	1,770	51,542
Franklin Resources, Inc.	2,320	82,522
Goldman Sachs Group, Inc. (The)	2,488	401,240
Hargreaves Lansdown PLC	2,483	40,886
Hong Kong Exchanges and Clearing Ltd.	10,900	288,472
ICAP PLC	4,211	25,360
Intercontinental Exchange, Inc.	766	206,330
Invesco Ltd.	2,580	80,677
Investec PLC	5,877	35,825
Japan Exchange Group, Inc. (d)	4,965	77,633
Julius Baer Group Ltd. (a)	2,130	86,823
Legg Mason, Inc.	660	22,097
London Stock Exchange Group PLC	2,985	108,169

Company	Shares	U.S. $ Value
Macquarie Group Ltd.	2,915	$184,358
Moody’s Corp.	1,045	113,153
Morgan Stanley	9,570	306,814
Nasdaq, Inc.	710	47,953
Nomura Holdings, Inc.	34,600	155,061
Northern Trust Corp.	1,360	92,466
Partners Group Holding AG	158	79,827
S&P Global, Inc.	1,660	210,090
Schroders PLC	1,291	45,083
Singapore Exchange Ltd.	10,000	54,545
State Street Corp.	2,485	173,030
T. Rowe Price Group, Inc.	1,575	104,737
UBS Group AG	34,815	475,589

		5,400,218

Consumer Finance - 0.2%
Acom Co., Ltd. (a)(d)	6,200	29,230
AEON Financial Service Co., Ltd. (d)	2,600	45,511
American Express Co.	5,160	330,446
Capital One Financial Corp.	3,313	237,973
Credit Saison Co., Ltd.	700	11,622
Discover Financial Services	2,610	147,595
Navient Corp.	2,150	31,110
Provident Financial PLC	1,401	55,011
Synchrony Financial	5,218	146,104

		1,034,602

Diversified Financial Services - 0.5%
AMP Ltd.	28,155	114,461
Berkshire Hathaway, Inc.-Class B (a)	11,794	1,703,879
Challenger Ltd./Australia	12,809	100,304
Deutsche Boerse AG	1,511	118,000
Eurazeo SA	1,305	75,707
EXOR SpA	1,279	51,789
Groupe Bruxelles Lambert SA	768	68,170
Industrivarden AB-Class C	996	18,435
Investor AB-Class B	4,336	158,545
Kinnevik AB	4,676	119,255
Leucadia National Corp.	2,055	39,127
Mitsubishi UFJ Lease & Finance Co., Ltd.	620	2,845
ORIX Corp.	12,600	185,883
Pargesa Holding SA	255	17,471
Wendel SA	844	98,494

		2,872,365

Insurance - 1.5%
Admiral Group PLC	2,010	53,347
Aegon NV	11,109	42,374
Aflac, Inc.	2,655	190,815
Ageas	1,646	60,183
AIA Group Ltd.	114,690	771,261
Allianz SE (REG)	4,350	646,454
Allstate Corp. (The)	2,350	162,573
American International Group, Inc.	6,493	385,295
Aon PLC	1,715	192,920
Arthur J Gallagher & Co.	1,102	56,059
Assicurazioni Generali SpA	11,115	135,647
Assurant, Inc.	410	37,822

Company	Shares	U.S. $ Value
Aviva PLC	38,541	$219,918
Baloise Holding AG (REG)	926	112,122
Chubb Ltd.	2,932	368,406
Cincinnati Financial Corp.	910	68,632
CNP Assurances	4,544	76,343
Dai-ichi Life Insurance Co., Ltd. (The)	10,264	140,817
Direct Line Insurance Group PLC	13,089	61,829
Gjensidige Forsikring ASA	1,333	24,931
Hartford Financial Services Group, Inc. (The)	2,475	105,979
Insurance Australia Group Ltd.	23,145	97,475
Japan Post Holdings Co., Ltd.	3,000	37,714
Legal & General Group PLC	56,628	160,485
Lincoln National Corp.	1,490	70,000
Loews Corp.	1,640	67,486
Mapfre SA	3,170	8,869
Marsh & McLennan Cos., Inc.	3,290	221,252
Medibank Pvt Ltd.	3,247	6,185
MetLife, Inc.	6,870	305,234
MS&AD Insurance Group Holdings, Inc.	4,800	133,782
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,588	296,584
NN Group NV	5,602	171,984
Old Mutual PLC	46,916	122,978
Principal Financial Group, Inc.	1,690	87,052
Progressive Corp. (The)	3,645	114,817
Prudential Financial, Inc.	2,815	229,845
Prudential PLC	24,489	434,108
QBE Insurance Group Ltd.	13,053	93,401
RSA Insurance Group PLC	7,994	56,458
Sampo Oyj-Class A	4,256	189,083
SCOR SE	1,611	50,099
Sompo Japan Nipponkoa Holdings, Inc. (d)	3,000	88,912
Sony Financial Holdings, Inc.	4,130	56,877
St James’s Place PLC	4,994	61,302
Standard Life PLC	18,753	83,542
Suncorp Group Ltd.	12,247	114,257
Swiss Life Holding AG (a)	73	18,931
Swiss Re AG	3,176	286,851
T&D Holdings, Inc.	5,500	62,046
Tokio Marine Holdings, Inc.	6,500	249,275
Torchmark Corp.	702	44,851
Travelers Cos., Inc. (The)	1,880	215,354
Tryg A/S	795	15,974
UnipolSai SpA	4,035	6,570
Unum Group	1,470	51,906
Willis Towers Watson PLC	887	117,767
XL Group Ltd.	1,810	60,870
Zurich Insurance Group AG (a)	1,432	369,304

		8,773,207

		37,598,748

Information Technology - 5.5%
Communications Equipment - 0.3%
Cisco Systems, Inc.	31,640	1,003,621
F5 Networks, Inc. (a)	430	53,595
Harris Corp.	795	72,830
Juniper Networks, Inc.	2,190	52,691
Motorola Solutions, Inc.	995	75,899

Company	Shares	U.S. $ Value
Nokia Oyj	54,920	$318,336
Telefonaktiebolaget LM Ericsson-Class B	28,969	209,164

		1,786,136

Electronic Equipment, Instruments & Components - 0.3%
Alps Electric Co., Ltd. (d)	1,053	25,417
Amphenol Corp.-Class A	1,950	126,594
Corning, Inc.	6,955	164,486
FLIR Systems, Inc.	860	27,021
Hexagon AB-Class B (d)	2,435	106,340
Hirose Electric Co., Ltd. (d)	300	39,445
Hitachi High-Technologies Corp.	600	24,019
Hitachi Ltd.	46,000	215,583
Ingenico Group SA	930	81,314
Keyence Corp.	400	293,075
Kyocera Corp. (d)	3,100	148,965
Murata Manufacturing Co., Ltd.	1,800	234,959
Omron Corp.	1,800	64,791
Shimadzu Corp.	2,000	30,523
TDK Corp. (d)	1,200	80,399
TE Connectivity Ltd.	2,310	148,718
Yaskawa Electric Corp.	2,000	29,914
Yokogawa Electric Corp.	1,100	14,654

		1,856,217

Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	1,105	58,554
Alphabet, Inc.-Class A (a)	1,839	1,478,666
Alphabet, Inc.-Class C (a)	1,894	1,472,187
eBay, Inc. (a)	6,785	223,227
Facebook, Inc.-Class A (a)	14,437	1,851,834
Kakaku.com, Inc.	961	17,402
Mixi, Inc. (d)	409	14,818
United Internet AG	1,223	54,163
VeriSign, Inc. (a)(d)	625	48,900
Yahoo Japan Corp. (d)	13,553	54,060
Yahoo!, Inc. (a)	5,465	235,542

		5,509,353

IT Services - 0.9%
Accenture PLC-Class A	3,935	480,739
Alliance Data Systems Corp. (a)	380	81,521
Amadeus IT Group SA-Class A	4,177	208,486
Atos SE	677	72,885
Automatic Data Processing, Inc.	2,870	253,134
Capgemini SA	1,557	152,653
Cognizant Technology Solutions Corp.-Class A (a)	3,830	182,729
Computershare Ltd.	3,663	29,053
CSRA, Inc.	840	22,596
Fidelity National Information Services, Inc.	1,720	132,492
Fiserv, Inc. (a)	1,400	139,258
Fujitsu Ltd.	18,000	96,869
Global Payments, Inc.	959	73,613
International Business Machines Corp.	5,576	885,748
MasterCard, Inc.-Class A	6,160	626,903

Company	Shares	U.S. $ Value
Nomura Research Institute Ltd.	1,200	$41,417
NTT Data Corp. (d)	1,202	60,033
Obic Co., Ltd.	730	38,872
Otsuka Corp.	600	28,498
Paychex, Inc.	1,995	115,451
PayPal Holdings, Inc. (a)	6,985	286,175
Teradata Corp. (a)	795	24,645
Total System Services, Inc.	1,060	49,979
Visa, Inc.-Class A	12,050	996,535
Western Union Co. (The)-Class W	3,130	65,167
Worldpay Group PLC (e)	13,327	51,099
Xerox Corp.	5,945	60,223

		5,256,773

Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.	1,930	124,388
Applied Materials, Inc.	7,085	213,613
ASM Pacific Technology Ltd.	900	7,450
ASML Holding NV	3,784	414,692
Broadcom Ltd.	2,325	401,109
Infineon Technologies AG	10,766	191,974
Intel Corp.	29,690	1,120,797
KLA-Tencor Corp.	610	42,523
Lam Research Corp.	979	92,721
Linear Technology Corp.	1,490	88,342
Microchip Technology, Inc.	1,345	83,578
Micron Technology, Inc. (a)	6,520	115,926
NVIDIA Corp.	3,185	218,236
NXP Semiconductors NV (a)	2,778	283,384
Qorvo, Inc. (a)	818	45,595
QUALCOMM, Inc.	9,370	641,845
Rohm Co., Ltd.	1,300	68,524
Skyworks Solutions, Inc.	1,174	89,388
STMicroelectronics NV	4,452	36,386
Texas Instruments, Inc.	6,325	443,888
Tokyo Electron Ltd. (d)	1,500	132,576
Xilinx, Inc.	1,585	86,129

		4,943,064

Software - 1.2%
Activision Blizzard, Inc.	4,355	192,927
Adobe Systems, Inc. (a)	3,160	342,986
Autodesk, Inc. (a)	1,425	103,070
CA, Inc.	1,835	60,702
Check Point Software Technologies Ltd. (a)	1,223	94,917
Citrix Systems, Inc. (a)	980	83,516
Dassault Systemes	924	80,213
Electronic Arts, Inc. (a)	1,935	165,249
Gemalto NV	323	20,694
GungHo Online Entertainment, Inc. (d)	4,000	9,829
Intuit, Inc.	1,600	176,016
Konami Holdings Corp. (d)	1,300	50,232
Microsoft Corp.	49,770	2,866,752
Mobileye NV (a)(d)	1,669	71,049
Nexon Co., Ltd.	2,595	40,764
Nice Ltd.	596	39,685

Company	Shares	U.S. $ Value
Nintendo Co., Ltd.	1,100	$294,528
Oracle Corp.	19,800	777,744
Oracle Corp. Japan	500	28,249
Red Hat, Inc. (a)	1,140	92,146
Sage Group PLC (The)	10,274	98,164
salesforce.com, Inc. (a)	3,984	284,179
SAP SE	9,355	855,536
Symantec Corp.	3,805	95,506
Trend Micro, Inc./Japan (d)	1,600	55,816

		6,980,469

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	34,400	3,888,920
Brother Industries Ltd. (d)	2,200	38,679
Canon, Inc.	10,200	296,130
FUJIFILM Holdings Corp. (d)	4,200	155,580
Hewlett Packard Enterprise Co.	10,760	244,790
HP, Inc.	10,860	168,656
Konica Minolta, Inc. (d)	6,000	50,810
NEC Corp.	25,000	64,481
NetApp, Inc.	1,790	64,118
Ricoh Co., Ltd. (d)	6,000	54,296
Seagate Technology PLC	1,850	71,317
Seiko Epson Corp.	2,700	51,990
Western Digital Corp.	1,763	103,083

		5,252,850

		31,584,862

Health Care - 5.4%
Biotechnology - 0.7%
AbbVie, Inc.	10,116	638,016
Actelion Ltd. (REG) (a)	978	169,716
Alexion Pharmaceuticals, Inc. (a)	1,430	175,232
Amgen, Inc.	4,753	792,848
Biogen, Inc. (a)	1,415	442,937
Celgene Corp. (a)	4,930	515,333
CSL Ltd.	4,406	362,308
Genmab A/S (a)	540	92,423
Gilead Sciences, Inc.	8,615	681,619
Grifols SA	2,839	61,195
Regeneron Pharmaceuticals, Inc. (a)	490	196,990
Vertex Pharmaceuticals, Inc. (a)	1,557	135,786

		4,264,403

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	9,265	391,817
Baxter International, Inc.	3,430	163,268
Becton Dickinson and Co.	1,337	240,299
Boston Scientific Corp. (a)	8,460	201,348
Cochlear Ltd.	405	43,899
Coloplast A/S-Class B	1,154	89,748
Cooper Cos., Inc. (The)	311	55,750
CR Bard, Inc.	465	104,290
Danaher Corp.	3,740	293,179
DENTSPLY SIRONA, Inc.	1,496	88,907

Company	Shares	U.S. $ Value
Edwards Lifesciences Corp. (a)	1,340	$161,550
Essilor International SA	1,957	252,444
Getinge AB-Class B	2,013	39,024
Hologic, Inc. (a)	1,520	59,022
Hoya Corp. (d)	3,900	156,888
Intuitive Surgical, Inc. (a)	255	184,832
Medtronic PLC	8,859	765,418
Olympus Corp.	2,800	97,780
Smith & Nephew PLC	8,524	137,478
Sonova Holding AG (REG)	37	5,246
St Jude Medical, Inc.	1,765	140,776
Stryker Corp.	1,975	229,910
Sysmex Corp. (d)	1,500	111,290
Terumo Corp. (d)	3,300	126,937
Varian Medical Systems, Inc. (a)	595	59,220
William Demant Holding A/S (a)	2,050	41,835
Zimmer Biomet Holdings, Inc.	1,135	147,573

		4,389,728

Health Care Providers & Services - 0.7%
Aetna, Inc.	2,217	255,953
Alfresa Holdings Corp. (d)	2,700	57,171
AmerisourceBergen Corp.-Class A	1,185	95,724
Anthem, Inc.	1,650	206,761
Cardinal Health, Inc.	2,045	158,896
Centene Corp. (a)	1,037	69,438
Cigna Corp.	1,615	210,467
DaVita, Inc. (a)	1,050	69,374
Express Scripts Holding Co. (a)	3,989	281,344
Fresenius Medical Care AG & Co. KGaA	2,085	182,408
Fresenius SE & Co. KGaA	3,896	311,218
HCA Holdings, Inc. (a)	1,900	143,697
Healthscope Ltd.	13,458	31,787
Henry Schein, Inc. (a)	520	84,750
Humana, Inc.	965	170,699
Laboratory Corp. of America Holdings (a)	625	85,925
McKesson Corp.	1,465	244,289
Mediclinic International PLC	2,028	24,319
Medipal Holdings Corp.	1,500	26,001
Patterson Cos., Inc.	510	23,429
Quest Diagnostics, Inc.	900	76,167
Ramsay Health Care Ltd.	1,156	70,341
Ryman Healthcare Ltd.	3,027	21,248
Sonic Healthcare Ltd.	5,598	94,797
Suzuken Co., Ltd./Aichi Japan	1,200	39,625
UnitedHealth Group, Inc.	5,985	837,900
Universal Health Services, Inc.-Class B	600	73,932

		3,947,660

Health Care Technology - 0.0%
Cerner Corp. (a)	1,880	116,090
M3, Inc.	1,200	41,076

		157,166

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	2,045	$96,299
Illumina, Inc. (a)	911	165,492
Lonza Group AG (REG) (a)	385	73,689
Mettler-Toledo International, Inc. (a)	170	71,371
PerkinElmer, Inc.	655	36,752
QIAGEN NV (a)	2,807	77,398
Thermo Fisher Scientific, Inc.	2,485	395,264
Waters Corp. (a)	495	78,453

		994,718

Pharmaceuticals - 3.0%
Allergan PLC (a)	2,496	574,854
Astellas Pharma, Inc.	20,100	313,943
AstraZeneca PLC	12,034	779,224
Bayer AG (Reg)	7,872	790,586
Bristol-Myers Squibb Co.	10,515	566,969
Chugai Pharmaceutical Co., Ltd. (d)	2,100	75,903
Daiichi Sankyo Co., Ltd. (d)	5,700	136,962
Eisai Co., Ltd. (d)	2,400	150,104
Eli Lilly & Co.	6,115	490,790
Endo International PLC (a)	1,283	25,852
Galenica AG (Reg)	59	62,742
GlaxoSmithKline PLC	46,359	987,378
Hikma Pharmaceuticals PLC	1,367	35,708
Hisamitsu Pharmaceutical Co., Inc.	1,000	54,050
Johnson & Johnson	17,355	2,050,146
Kyowa Hakko Kirin Co., Ltd. (d)	2,000	31,591
Mallinckrodt PLC (a)	674	47,032
Merck & Co., Inc.	17,455	1,089,367
Merck KGaA	1,230	132,674
Mitsubishi Tanabe Pharma Corp. (d)	3,000	64,255
Mylan NV (a)	2,555	97,397
Novartis AG (REG)	21,660	1,709,414
Novo Nordisk A/S-Class B	17,670	736,462
Ono Pharmaceutical Co., Ltd.	3,900	108,890
Orion Oyj-Class B	974	38,399
Otsuka Holdings Co., Ltd.	3,717	169,431
Perrigo Co. PLC	922	85,128
Pfizer, Inc.	38,036	1,288,279
Roche Holding AG	6,688	1,661,957
Sanofi	11,186	851,824
Santen Pharmaceutical Co., Ltd.	2,500	36,916
Shionogi & Co., Ltd.	2,800	143,454
Shire PLC	8,540	552,223
Sumitomo Dainippon Pharma Co., Ltd.	100	1,937
Taisho Pharmaceutical Holdings Co., Ltd. (d)	567	58,113
Takeda Pharmaceutical Co., Ltd. (d)	6,800	325,921
Taro Pharmaceutical Industries Ltd. (a)(d)	143	15,803
Teva Pharmaceutical Industries Ltd.	8,751	406,176
UCB SA	1,203	93,119
Zoetis, Inc.	2,846	148,020

		16,988,993

		30,742,668

Company	Shares	U.S. $ Value
Consumer Discretionary - 5.1%
Auto Components - 0.3%
Aisin Seiki Co., Ltd. (d)	1,800	$82,465
BorgWarner, Inc.	1,330	46,789
Bridgestone Corp.	6,200	228,431
Cie Generale des Etablissements Michelin-Class B	1,732	191,793
Continental AG	1,047	220,604
Delphi Automotive PLC	1,741	124,168
Denso Corp. (d)	4,600	183,561
GKN PLC	16,316	67,703
Goodyear Tire & Rubber Co. (The)	1,660	53,618
Johnson Controls International PLC	5,892	274,155
Koito Manufacturing Co., Ltd.	1,000	48,670
NGK Spark Plug Co., Ltd. (d)	3,000	53,011
NOK Corp. (d)	700	15,317
Nokian Renkaat Oyj	1,090	39,741
Stanley Electric Co., Ltd. (d)	1,600	43,261
Sumitomo Electric Industries Ltd.	7,200	101,784
Sumitomo Rubber Industries Ltd.	1,200	18,151
Toyota Industries Corp. (d)	1,600	74,267
Valeo SA	2,277	132,906
Yokohama Rubber Co., Ltd. (The)	1,000	16,007

		2,016,402

Automobiles - 0.9%
Bayerische Motoren Werke AG	3,152	265,383
Daimler AG (REG)	9,166	646,456
Ferrari NV	572	29,724
Fiat Chrysler Automobiles NV	14,140	89,877
Ford Motor Co.	24,520	295,956
Fuji Heavy Industries Ltd.	6,000	225,117
General Motors Co.	8,816	280,084
Harley-Davidson, Inc.	1,150	60,478
Honda Motor Co., Ltd. (d)	15,500	447,334
Isuzu Motors Ltd.	5,500	64,741
Mazda Motor Corp.	5,200	79,777
Mitsubishi Motors Corp.	11,400	53,253
Nissan Motor Co., Ltd. (d)	23,700	232,470
Peugeot SA (a)	7,475	114,149
Porsche Automobil Holding SE (Preference Shares)	1,458	74,581
Renault SA	1,830	150,553
Suzuki Motor Corp. (d)	3,500	117,233
Toyota Motor Corp.	25,200	1,461,762
Volkswagen AG	630	91,226
Volkswagen AG (Preference Shares)	1,767	232,771
Yamaha Motor Co., Ltd.	2,700	54,549

		5,067,474

Distributors - 0.0%
Genuine Parts Co.	960	96,432
Jardine Cycle & Carriage Ltd.	2,000	63,173
LKQ Corp. (a)	1,914	67,871

		227,476

Company	Shares	U.S. $ Value
Diversified Consumer Services - 0.0%
Benesse Holdings, Inc. (d)	300	$7,662
H&R Block, Inc.	1,470	34,031

		41,693

Hotels, Restaurants & Leisure - 0.6%
Accor SA	2,705	107,332
Aristocrat Leisure Ltd.	4,876	59,326
Carnival Corp.	2,835	138,405
Carnival PLC	1,804	88,016
Chipotle Mexican Grill, Inc.-Class A (a)	194	82,159
Compass Group PLC	15,651	303,107
Crown Resorts Ltd.	9,430	95,124
Darden Restaurants, Inc.	720	44,150
Flight Centre Travel Group Ltd. (d)	471	13,185
Galaxy Entertainment Group Ltd.	20,155	76,644
Genting Singapore PLC	22,000	12,158
InterContinental Hotels Group PLC	1,779	73,322
Marriott International, Inc./MD-Class A (d)	2,031	136,747
McDonald’s Corp.	5,680	655,245
McDonald’s Holdings Co. Japan Ltd. (d)	500	14,728
Melco Crown Entertainment Ltd. (ADR) (d)	1,679	27,049
Merlin Entertainments PLC (e)	6,755	38,454
MGM China Holdings Ltd.	14,013	24,503
Oriental Land Co., Ltd./Japan (d)	2,100	127,885
Paddy Power Betfair PLC	757	85,599
Royal Caribbean Cruises Ltd.	1,077	80,721
Sands China Ltd.	39,744	174,203
Sodexo SA	572	68,137
Starbucks Corp.	9,270	501,878
Tatts Group Ltd.	15,121	42,499
TUI AG	4,199	59,667
Whitbread PLC	1,737	88,157
William Hill PLC	8,420	33,217
Wyndham Worldwide Corp.	700	47,131
Wynn Macau Ltd. (d)	35,799	59,756
Wynn Resorts Ltd.	510	49,684
Yum! Brands, Inc.	2,545	231,111

		3,639,299

Household Durables - 0.3%
Auto Trader Group PLC (e)	9,529	50,094
Barratt Developments PLC	9,541	61,082
Berkeley Group Holdings PLC	1,236	41,299
Casio Computer Co., Ltd. (d)	2,100	29,402
DR Horton, Inc.	2,055	62,061
Electrolux AB-Class B	2,430	60,864
Garmin Ltd.	720	34,639
Harman International Industries, Inc.	440	37,158
Husqvarna AB-Class B	8,194	71,514
Iida Group Holdings Co., Ltd. (d)	1,346	27,085
Leggett & Platt, Inc.	825	37,603
Lennar Corp.-Class A	1,100	46,574
Mohawk Industries, Inc. (a)	400	80,136
Newell Brands, Inc.	2,855	150,344
Nikon Corp. (d)	3,200	47,790

Company	Shares	U.S. $ Value
Panasonic Corp.	21,000	$210,032
Persimmon PLC	2,928	68,845
PulteGroup, Inc.	1,985	39,779
Rinnai Corp.	700	65,166
Sekisui Chemical Co., Ltd.	4,000	57,529
Sekisui House Ltd. (d)	6,000	102,220
Sharp Corp./Japan (a)(d)	15,000	19,894
Sony Corp.	12,000	397,567
Taylor Wimpey PLC	31,025	61,882
Whirlpool Corp.	500	81,080

		1,941,639

Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc. (a)	2,512	2,103,323
Expedia, Inc.	732	85,439
Netflix, Inc. (a)	2,682	264,311
Priceline Group, Inc. (The) (a)	347	510,607
Rakuten, Inc. (d)	8,852	115,548
Start Today Co., Ltd.	2,592	44,599
TripAdvisor, Inc. (a)	712	44,984

		3,168,811

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,900	58,155
Hasbro, Inc.	700	55,531
Mattel, Inc.	2,135	64,648
Sankyo Co., Ltd. (d)	300	10,249
Sega Sammy Holdings, Inc. (d)	2,500	35,662
Shimano, Inc. (d)	700	103,967
Yamaha Corp. (d)	1,600	51,794

		380,006

Media - 0.9%
Altice NV-Class A (a)(d)	3,528	63,185
Altice NV-Class B (a)	1,176	21,136
Axel Springer SE	401	20,549
CBS Corp.-Class B	2,640	144,514
Charter Communications, Inc.-Class A (a)	1,373	370,669
Comcast Corp.-Class A	15,301	1,015,068
Dentsu, Inc. (d)	2,100	106,885
Discovery Communications, Inc.-Class A (a)	895	24,093
Discovery Communications, Inc.-Class C (a)	1,495	39,333
Eutelsat Communications SA	3,140	64,990
Hakuhodo DY Holdings, Inc. (d)	2,490	29,183
Interpublic Group of Cos., Inc. (The)	2,495	55,763
ITV PLC	34,542	83,789
JCDecaux SA	189	6,111
Lagardere SCA	2,184	55,618
News Corp.-Class A	2,358	32,965
News Corp.-Class B	667	9,485
Omnicom Group, Inc.	1,510	128,350
Pearson PLC	7,821	76,455
ProSiebenSat.1 Media SE	1,328	56,938
Publicis Groupe SA	1,801	136,278
REA Group Ltd.	1,002	43,582

Company	Shares	U.S. $ Value
RTL Group SA (London) (a)	1,166	$96,917
Schibsted ASA-Class B	2,252	60,424
Scripps Networks Interactive, Inc.-Class A	570	36,189
SES SA	1,845	45,304
Singapore Press Holdings Ltd.	6,000	16,816
Sky PLC	9,828	113,907
TEGNA, Inc.	1,350	29,511
Telenet Group Holding NV (a)	459	23,977
Time Warner, Inc.	4,945	393,671
Toho Co., Ltd./Tokyo	1,000	33,217
Twenty-First Century Fox, Inc.-Class A	7,021	170,049
Twenty-First Century Fox, Inc.-Class B	2,667	65,982
Viacom, Inc.-Class B	2,160	82,296
Vivendi SA	11,072	223,460
Walt Disney Co. (The)	9,464	878,827
WPP PLC	12,325	289,707

		5,145,193

Multiline Retail - 0.2%
Dollar General Corp.	1,820	127,382
Dollar Tree, Inc. (a)	1,488	117,448
Don Quijote Holdings Co., Ltd.	1,000	36,685
Isetan Mitsukoshi Holdings Ltd. (d)	2,200	21,662
J Front Retailing Co., Ltd.	1,500	19,641
Kohl’s Corp.	1,180	51,625
Macy’s, Inc.	1,905	70,580
Marks & Spencer Group PLC	15,442	66,248
Next PLC	1,363	84,368
Nordstrom, Inc. (d)	770	39,948
Ryohin Keikaku Co., Ltd.	146	29,486
Target Corp.	3,775	259,267

		924,340

Specialty Retail - 0.7%
ABC-Mart, Inc.	500	34,050
Advance Auto Parts, Inc.	481	71,727
AutoNation, Inc. (a)	435	21,189
AutoZone, Inc. (a)	225	172,877
Bed Bath & Beyond, Inc.	995	42,894
Best Buy Co., Inc.	1,750	66,815
CarMax, Inc. (a)(d)	1,220	65,087
Dixons Carphone PLC	7,310	34,916
Dufry AG (REG) (a)	264	33,098
Fast Retailing Co., Ltd. (d)	500	161,012
Foot Locker, Inc.	842	57,020
Gap, Inc. (The)	1,405	31,247
Hennes & Mauritz AB-Class B	9,038	255,103
Home Depot, Inc. (The)	7,980	1,026,866
Industria de Diseno Textil SA	10,384	385,017
Kingfisher PLC	21,712	105,934
L Brands, Inc.	1,585	112,171
Lowe’s Cos., Inc.	5,740	414,485
Nitori Holdings Co., Ltd.	750	89,905
O’Reilly Automotive, Inc. (a)	640	179,270
Ross Stores, Inc.	2,550	163,965
Shimamura Co., Ltd.	200	24,348
Signet Jewelers Ltd.	508	37,861

Company	Shares	U.S. $ Value
Staples, Inc.	4,015	$34,328
Tiffany & Co.	705	51,204
TJX Cos., Inc. (The)	4,220	315,572
Tractor Supply Co.	865	58,258
Ulta Salon Cosmetics & Fragrance, Inc. (a)	402	95,668
Urban Outfitters, Inc. (a)	535	18,468
USS Co., Ltd. (d)	1,310	22,171
Yamada Denki Co., Ltd.	10,990	54,511

		4,237,037

Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	1,792	311,672
Asics Corp. (d)	1,000	20,148
Burberry Group PLC	4,236	75,588
Christian Dior SE	331	59,364
Cie Financiere Richemont SA (d)	4,969	303,047
Coach, Inc.	1,730	63,249
Hanesbrands, Inc.	2,427	61,282
Hermes International	156	63,509
HUGO BOSS AG	623	34,486
Kering	721	145,485
Li & Fung Ltd.	48,000	24,733
Luxottica Group SpA	1,559	74,463
LVMH Moet Hennessy Louis Vuitton SE	2,654	452,536
Michael Kors Holdings Ltd. (a)	1,109	51,890
NIKE, Inc.-Class B	8,470	445,946
Pandora A/S	1,106	133,958
PVH Corp.	495	54,698
Ralph Lauren Corp.	390	39,445
Swatch Group AG (The) (d)	294	83,345
Swatch Group AG (The) (REG)	522	29,065
Under Armour, Inc.-Class A (a)(d)	1,097	42,432
Under Armour, Inc.-Class C (a)	1,104	37,381
VF Corp.	2,110	118,266

		2,725,988

		29,515,358

Industrials - 4.9%
Aerospace & Defense - 0.6%
Airbus Group SE	5,607	340,071
BAE Systems PLC	30,144	204,776
Boeing Co. (The)	3,910	515,103
Cobham PLC	16,316	35,495
General Dynamics Corp.	1,860	288,598
L-3 Communications Holdings, Inc.	475	71,597
Lockheed Martin Corp.	1,650	395,538
Meggitt PLC	10,854	63,351
Northrop Grumman Corp.	1,140	243,903
Raytheon Co.	1,900	258,647
Rockwell Collins, Inc.	800	67,472
Rolls-Royce Holdings PLC (a)	17,503	163,297
Safran SA	2,977	214,112
Singapore Technologies Engineering Ltd.	19,000	45,194
Textron, Inc.	1,705	67,774
Thales SA	694	63,904
TransDigm Group, Inc. (a)	363	104,951

Company	Shares	U.S. $ Value
United Technologies Corp.	4,875	$495,300
Zodiac Aerospace	1,135	27,623

		3,666,706

Air Freight & Logistics - 0.3%
Bollore SA	25,929	90,264
CH Robinson Worldwide, Inc.	915	64,471
Deutsche Post AG (REG)	9,235	289,134
Expeditors International of Washington, Inc.	1,120	57,702
FedEx Corp.	1,615	282,108
Kuehne & Nagel International AG (REG)	432	62,781
Royal Mail PLC	8,567	54,363
United Parcel Service, Inc.-Class B	4,355	476,263
Yamato Holdings Co., Ltd. (d)	3,400	79,253

		1,456,339

Airlines - 0.2%
Alaska Air Group, Inc.	793	52,227
American Airlines Group, Inc.	3,782	138,459
ANA Holdings, Inc.	8,000	21,734
Cathay Pacific Airways Ltd.	20,000	27,959
Delta Air Lines, Inc.	4,852	190,975
Deutsche Lufthansa AG (REG)	3,330	37,124
easyJet PLC	2,320	30,250
International Consolidated Airlines Group SA	6,202	32,179
Japan Airlines Co., Ltd.	900	26,456
Singapore Airlines Ltd.	14,000	108,160
Southwest Airlines Co.	4,005	155,754
United Continental Holdings, Inc. (a)	2,072	108,718

		929,995

Building Products - 0.2%
Allegion PLC	585	40,312
Asahi Glass Co., Ltd.	10,000	64,660
Assa Abloy AB-Class B	9,541	193,755
Cie de Saint-Gobain	4,539	196,402
Daikin Industries Ltd. (d)	2,200	205,295
Fortune Brands Home & Security, Inc.	971	56,415
Geberit AG (REG)	360	157,803
LIXIL Group Corp. (d)	2,500	53,559
Masco Corp.	2,055	70,507
TOTO Ltd.	1,000	37,807

		1,076,515

Commercial Services & Supplies - 0.2%
Aggreko PLC	920	11,342
Babcock International Group PLC	2,400	32,131
Brambles Ltd.	15,030	138,539
Cintas Corp.	535	60,241
Dai Nippon Printing Co., Ltd. (d)	5,000	49,048
Edenred	818	19,115
G4S PLC	12,380	36,505
ISS A/S	954	39,643
Park24 Co., Ltd.	1,300	42,280
Pitney Bowes, Inc.	1,205	21,883
Republic Services, Inc.-Class A	1,500	75,675
Secom Co., Ltd.	2,000	149,349

Company	Shares	U.S. $ Value
Societe BIC SA	221	$32,675
Stericycle, Inc. (a)	560	44,878
Toppan Printing Co., Ltd.	5,000	45,135
Waste Management, Inc.	2,595	165,457

		963,896

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	1,829	55,289
Bouygues SA	1,739	57,671
CIMIC Group Ltd.	2,988	66,177
Eiffage SA	1,102	85,641
Ferrovial SA	4,609	98,138
Fluor Corp.	865	44,392
HOCHTIEF AG	422	59,555
Jacobs Engineering Group, Inc. (a)	765	39,566
JGC Corp. (d)	4,000	69,634
Kajima Corp.	7,000	48,985
Obayashi Corp.	6,000	59,513
Quanta Services, Inc. (a)	915	25,611
Shimizu Corp. (d)	4,000	35,750
Skanska AB-Class B	3,301	77,120
Taisei Corp.	10,000	75,022
Vinci SA	4,768	365,125

		1,263,189

Electrical Equipment - 0.4%
ABB Ltd. (REG) (a)	18,729	422,113
Acuity Brands, Inc.	273	72,236
AMETEK, Inc.	1,449	69,233
Eaton Corp. PLC	2,894	190,165
Emerson Electric Co.	4,050	220,766
First Solar, Inc. (a)(d)	470	18,560
Fuji Electric Co., Ltd.	4,000	18,383
Legrand SA	2,541	149,790
Mabuchi Motor Co., Ltd.	800	44,393
Mitsubishi Electric Corp.	18,000	230,701
Nidec Corp.	2,300	212,596
Prysmian SpA	1,074	28,123
Rockwell Automation, Inc.	830	101,542
Schneider Electric SE (Paris)	5,314	369,662
Vestas Wind Systems A/S	2,133	176,193

		2,324,456

Industrial Conglomerates - 0.9%
3M Co.	3,805	670,555
CK Hutchison Holdings Ltd.	25,840	330,293
DCC PLC	843	76,592
General Electric Co.	57,209	1,694,531
Honeywell International, Inc.	4,855	566,044
Jardine Matheson Holdings Ltd.	2,300	139,403
Keihan Holdings Co., Ltd. (d)	5,000	34,970
Keppel Corp., Ltd.	13,000	51,740
Koninklijke Philips NV	7,299	215,974
Roper Technologies, Inc.	625	114,044
Seibu Holdings, Inc. (d)	3,142	51,869
Siemens AG (REG)	7,282	853,889
Smiths Group PLC	3,761	71,393

Company	Shares	U.S. $ Value
Toshiba Corp. (a)(d)	38,000	$126,669

		4,997,966

Machinery - 0.8%
Alfa Laval AB	3,611	56,613
Amada Holdings Co., Ltd. (d)	3,000	31,207
ANDRITZ AG	693	37,711
Atlas Copco AB-Class A	6,392	192,428
Atlas Copco AB-Class B	3,579	97,796
Caterpillar, Inc.	3,635	322,679
CNH Industrial NV	22,634	162,070
Cummins, Inc.	1,050	134,558
Deere & Co.	1,885	160,885
Dover Corp.	985	72,535
FANUC Corp.	1,900	320,939
Flowserve Corp.	810	39,074
Fortive Corp.	1,870	95,183
GEA Group AG	1,741	96,794
Hino Motors Ltd. (d)	2,000	21,368
Hitachi Construction Machinery Co., Ltd.	3,000	59,823
Hoshizaki Corp. (d)	400	36,502
IHI Corp.	8,000	23,250
Illinois Tool Works, Inc.	2,075	248,668
IMI PLC	1,648	22,935
Ingersoll-Rand PLC	1,605	109,044
JTEKT Corp.	4,300	64,586
Kawasaki Heavy Industries Ltd. (d)	9,000	27,884
Komatsu Ltd. (d)	8,800	201,865
Kone Oyj-Class B	3,207	162,810
Kubota Corp.	10,000	151,355
Kurita Water Industries Ltd.	1,200	28,514
Makita Corp.	1,100	78,375
MAN SE	407	42,927
Metso Oyj	1,073	31,313
Minebea Co., Ltd. (d)	2,000	18,915
Mitsubishi Heavy Industries Ltd.	31,000	129,676
Nabtesco Corp.	1,000	28,331
NGK Insulators Ltd.	2,000	41,561
NSK Ltd. (d)	3,000	30,758
PACCAR, Inc.	2,210	129,904
Parker-Hannifin Corp.	845	106,073
Pentair PLC	1,160	74,518
Sandvik AB	12,165	133,860
Schindler Holding AG	413	77,554
Schindler Holding AG (REG)	271	51,330
Sembcorp Marine Ltd. (d)	7,000	6,749
SKF AB-Class B	4,700	81,166
SMC Corp./Japan	500	144,366
Snap-on, Inc.	370	56,225
Stanley Black & Decker, Inc.	965	118,676
Sumitomo Heavy Industries Ltd.	6,000	29,646
THK Co., Ltd.	800	15,736
Volvo AB-Class B	14,676	167,569
Wartsila Oyj Abp	1,408	63,387
Weir Group PLC (The)	2,037	44,865
Xylem, Inc./NY	1,085	56,908

Company	Shares	U.S. $ Value
Zardoya Otis SA	4,352	$41,872

		4,781,336

Marine - 0.0%
AP Moeller-Maersk A/S-Class A	70	98,349
AP Moeller-Maersk A/S-Class B	43	63,249
Mitsui OSK Lines Ltd. (d)	12,000	27,905
Nippon Yusen KK (d)	31,000	58,042

		247,545

Professional Services - 0.3%
Adecco Group AG (REG)	1,673	94,300
Bureau Veritas SA	3,094	66,382
Capita PLC	6,326	54,800
Dun & Bradstreet Corp. (The)	215	29,373
Equifax, Inc.	755	101,608
Experian PLC	9,136	182,519
Intertek Group PLC	1,536	69,341
Nielsen Holdings PLC	2,266	121,390
Randstad Holding NV	1,613	73,347
Recruit Holdings Co., Ltd.	2,691	109,774
RELX NV	15,125	270,538
RELX PLC	10,540	199,875
Robert Half International, Inc.	785	29,720
SGS SA (REG)	52	116,520
Verisk Analytics, Inc.-Class A (a)	950	77,216

		1,596,703

Road & Rail - 0.4%
Aurizon Holdings Ltd.	12,975	46,913
Central Japan Railway Co.	1,373	235,064
CSX Corp.	6,060	184,830
DSV A/S	1,630	81,329
East Japan Railway Co.	3,200	288,845
Hankyu Hanshin Holdings, Inc.	2,200	75,854
JB Hunt Transport Services, Inc.	553	44,870
Kansas City Southern	670	62,524
Keikyu Corp. (d)	4,000	41,738
Keio Corp. (d)	6,000	52,469
Keisei Electric Railway Co., Ltd. (d)	1,000	25,002
Kintetsu Group Holdings Co., Ltd.	17,000	71,349
MTR Corp., Ltd.	15,500	85,653
Nagoya Railroad Co., Ltd. (d)	9,000	48,975
Nippon Express Co., Ltd.	12,000	56,100
Norfolk Southern Corp.	1,890	183,443
Odakyu Electric Railway Co., Ltd. (d)	2,000	44,534
Ryder System, Inc.	315	20,774
Tobu Railway Co., Ltd. (d)	6,000	30,564
Tokyu Corp. (d)	10,000	76,283
Union Pacific Corp.	5,350	521,786
West Japan Railway Co.	1,568	97,270

		2,376,169

Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	1,571	60,468
Ashtead Group PLC	4,791	78,737

Company	Shares	U.S. $ Value
Brenntag AG	1,471	$80,388
Bunzl PLC	3,191	94,098
Fastenal Co.	1,780	74,368
ITOCHU Corp.	14,000	176,254
Marubeni Corp. (d)	16,000	82,194
Mitsubishi Corp.	14,400	328,263
Mitsui & Co., Ltd. (d)	16,200	224,514
Noble Group Ltd. (a)	24,000	2,704
Sumitomo Corp. (d)	11,300	126,499
Toyota Tsusho Corp.	1,300	30,212
Travis Perkins PLC	1,926	38,415
United Rentals, Inc. (a)	550	43,170
Wolseley PLC	2,430	136,669
WW Grainger, Inc.	380	85,439

		1,662,392

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	5,185	80,779
Aena SA (e)	643	94,913
Aeroports de Paris	1,000	99,226
Atlantia SpA	2,911	73,932
Auckland International Airport Ltd.	6,627	35,520
Groupe Eurotunnel SE (REG)	2,068	22,401
Hutchison Port Holdings Trust-Class U	43,553	19,443
Kamigumi Co., Ltd.	3,000	26,172
Mitsubishi Logistics Corp.	1,000	14,463
Sydney Airport	15,829	84,844
Transurban Group	19,376	169,333

		721,026

		28,064,233

Consumer Staples - 4.7%
Beverages - 1.1%
Anheuser-Busch InBev SA/NV	7,655	1,006,692
Asahi Group Holdings Ltd. (d)	3,700	134,781
Brown-Forman Corp.-Class B	1,304	61,862
Carlsberg A/S-Class B	1,051	100,448
Coca-Cola Amatil Ltd.	8,031	63,325
Coca-Cola Co. (The)	24,480	1,035,994
Coca-Cola European Partners PLC	2,055	81,830
Coca-Cola HBC AG (a)	593	13,776
Constellation Brands, Inc.-Class A	1,120	186,469
Diageo PLC	23,955	686,156
Dr Pepper Snapple Group, Inc.	1,170	106,833
Heineken Holding NV	1,000	80,116
Heineken NV	2,187	192,240
Kirin Holdings Co., Ltd.	8,000	132,957
Molson Coors Brewing Co.-Class B	1,150	126,270
Monster Beverage Corp. (a)	960	140,938
PepsiCo, Inc.	9,075	987,088
Pernod Ricard SA	2,021	239,355
Remy Cointreau SA	195	16,640
SABMiller PLC (London)	9,258	539,273
Suntory Beverage & Food Ltd.	1,324	57,248
Treasury Wine Estates Ltd.	6,024	51,124

		6,041,415

Company	Shares	U.S. $ Value
Food & Staples Retailing - 0.8%
Aeon Co., Ltd. (d)	6,200	$91,732
Carrefour SA	3,792	98,320
Casino Guichard Perrachon SA	1,228	59,772
Colruyt SA	393	21,825
Costco Wholesale Corp.	2,765	421,690
CVS Health Corp.	6,930	616,701
Distribuidora Internacional de Alimentacion SA	4,380	27,123
FamilyMart UNY Holdings Co., Ltd.	800	53,405
ICA Gruppen AB (d)	2,462	81,328
J Sainsbury PLC	18,022	57,401
Jeronimo Martins SGPS SA	2,405	41,682
Koninklijke Ahold Delhaize NV	9,852	224,389
Kroger Co. (The)	6,130	181,938
Lawson, Inc. (d)	600	47,398
METRO AG	1,551	46,167
Seven & i Holdings Co., Ltd.	7,200	340,382
Sundrug Co., Ltd.	500	41,970
Sysco Corp.	3,305	161,978
Tesco PLC (a)	77,496	183,545
Tsuruha Holdings, Inc.	200	23,120
Wal-Mart Stores, Inc.	9,863	711,320
Walgreens Boots Alliance, Inc.	5,445	438,976
Wesfarmers Ltd.	10,720	363,420
Whole Foods Market, Inc.	2,020	57,267
Wm Morrison Supermarkets PLC (d)	18,352	51,820
Woolworths Ltd.	12,098	216,600

		4,661,269

Food Products - 1.1%
Ajinomoto Co., Inc.	5,000	111,482
Archer-Daniels-Midland Co.	3,715	156,662
Associated British Foods PLC	3,391	114,259
Barry Callebaut AG (REG) (a)	91	121,108
Campbell Soup Co.	1,125	61,537
Chocoladefabriken Lindt & Spruengli AG (REG)	1	68,250
ConAgra Foods, Inc.	2,685	126,490
Danone SA	5,611	416,632
General Mills, Inc.	3,735	238,592
Golden Agri-Resources Ltd.	48,000	12,551
Hershey Co. (The)	900	86,040
Hormel Foods Corp.	1,700	64,481
JM Smucker Co. (The)	745	100,977
Kellogg Co.	1,565	121,241
Kerry Group PLC-Class A	1,507	125,545
Kikkoman Corp.	1,000	32,027
Kraft Heinz Co. (The)	3,728	333,693
Marine Harvest ASA (a)	4,327	77,618
McCormick & Co., Inc./MD	725	72,442
Mead Johnson Nutrition Co.-Class A	1,160	91,652
MEIJI Holdings Co., Ltd.	1,100	109,220
Mondelez International, Inc.-Class A	9,835	431,756
Nestle SA (REG)	30,351	2,396,638
NH Foods Ltd.	1,000	24,157
Nisshin Seifun Group, Inc.	1,500	22,864
Nissin Foods Holdings Co., Ltd. (d)	400	24,312
Orkla ASA	5,657	58,580

Company	Shares	U.S. $ Value
Tate & Lyle PLC	4,440	$43,098
Toyo Suisan Kaisha Ltd.	1,000	42,423
Tyson Foods, Inc.-Class A	1,825	136,273
WH Group Ltd. (e)	67,807	54,805
Wilmar International Ltd.	26,000	61,729
Yakult Honsha Co., Ltd. (d)	800	36,157
Yamazaki Baking Co., Ltd.	2,000	49,178

		6,024,469

Household Products - 0.6%
Church & Dwight Co., Inc.	1,626	77,918
Clorox Co. (The)	820	102,648
Colgate-Palmolive Co.	5,600	415,184
Henkel AG & Co. KGaA	989	115,351
Henkel AG & Co. KGaA (Preference Shares)	1,696	230,827
Kimberly-Clark Corp.	2,265	285,707
Procter & Gamble Co. (The)	16,715	1,500,171
Reckitt Benckiser Group PLC	6,053	569,858
Svenska Cellulosa AB SCA-Class B	4,979	147,781
Unicharm Corp.	3,800	98,601

		3,544,046

Personal Products - 0.4%
Beiersdorf AG	1,051	99,207
Estee Lauder Cos., Inc. (The)-Class A	1,390	123,098
Kao Corp.	4,800	271,383
Kose Corp.	500	51,198
L’Oreal SA	2,412	455,891
Pola Orbis Holdings, Inc.	450	40,283
Shiseido Co., Ltd.	3,600	95,348
Unilever NV	15,507	714,457
Unilever PLC	12,217	578,109

		2,428,974

Tobacco - 0.7%
Altria Group, Inc.	12,310	778,361
British American Tobacco PLC	17,482	1,114,932
Imperial Brands PLC	9,126	469,721
Japan Tobacco, Inc.	10,471	428,632
Philip Morris International, Inc.	9,750	947,895
Reynolds American, Inc.	5,198	245,086
Swedish Match AB	831	30,491

		4,015,118

		26,715,291

Energy - 2.5%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	2,710	136,774
FMC Technologies, Inc. (a)	1,410	41,835
Halliburton Co.	5,390	241,903
Helmerich & Payne, Inc.	685	46,100
National Oilwell Varco, Inc.	2,355	86,523
Schlumberger Ltd.	8,750	688,100
Technip SA	1,332	81,883
Tenaris SA	4,501	64,109

Company	Shares	U.S. $ Value
Transocean Ltd. (a)(d)	2,150	$22,919

		1,410,146

Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp.	3,195	202,435
Apache Corp.	2,345	149,775
BP PLC	176,027	1,026,015
Cabot Oil & Gas Corp.	2,840	73,272
Caltex Australia Ltd.	3,100	81,960
Chesapeake Energy Corp. (a)(d)	3,245	20,346
Chevron Corp.	11,830	1,217,544
Cimarex Energy Co.	627	84,250
Concho Resources, Inc. (a)	807	110,841
ConocoPhillips	7,770	337,762
Devon Energy Corp.	3,170	139,829
Eni SpA	24,216	348,959
EOG Resources, Inc.	3,460	334,617
EQT Corp.	1,040	75,525
Exxon Mobil Corp.	26,137	2,281,237
Galp Energia SGPS SA	4,420	60,386
Hess Corp.	1,640	87,937
Idemitsu Kosan Co., Ltd.	1,200	24,845
Inpex Corp.	9,048	82,269
JX Holdings, Inc.	20,000	80,951
Kinder Morgan, Inc./DE	11,489	265,741
Koninklijke Vopak NV	502	26,328
Lundin Petroleum AB (a)	856	15,668
Marathon Oil Corp.	5,305	83,872
Marathon Petroleum Corp.	3,324	134,921
Murphy Oil Corp. (d)	1,005	30,552
Neste Oyj	1,220	52,040
Newfield Exploration Co. (a)	1,220	53,021
Noble Energy, Inc.	2,650	94,711
Occidental Petroleum Corp.	4,800	350,016
Oil Search Ltd.	8,307	45,751
OMV AG	1,402	40,366
ONEOK, Inc.	1,320	67,835
Origin Energy Ltd.	16,658	70,252
Phillips 66	2,960	238,428
Pioneer Natural Resources Co.	1,015	188,435
Range Resources Corp.	1,050	40,687
Repsol SA	10,293	139,822
Royal Dutch Shell PLC-Class A	40,845	1,016,137
Royal Dutch Shell PLC-Class B	35,654	924,354
Santos Ltd.	18,468	52,052
Showa Shell Sekiyu KK	1,900	17,663
Southwestern Energy Co. (a)	2,445	33,839
Spectra Energy Corp.	4,185	178,909
Statoil ASA	10,624	178,359
Tesoro Corp.	725	57,681
TonenGeneral Sekiyu KK	2,000	20,282
TOTAL SA (d)	21,024	999,913
Valero Energy Corp.	2,925	155,025
Williams Cos., Inc. (The)	4,255	130,756

Company	Shares	U.S. $ Value
Woodside Petroleum Ltd.	7,059	$156,517

		12,680,688

		14,090,834

Materials - 2.0%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	1,220	183,415
Akzo Nobel NV	2,351	159,021
Albemarle Corp.	711	60,783
Arkema SA	450	41,662
Asahi Kasei Corp.	12,000	95,630
BASF SE	8,743	748,622
CF Industries Holdings, Inc.	1,450	35,308
Chr Hansen Holding A/S	1,460	86,964
Covestro AG (e)	1,766	104,508
Croda International PLC	1,104	49,817
Daicel Corp. (d)	3,000	37,911
Dow Chemical Co. (The)	7,025	364,106
Eastman Chemical Co.	930	62,942
Ecolab, Inc.	1,690	205,707
EI du Pont de Nemours & Co.	5,495	368,000
EMS-Chemie Holding AG (REG)	36	19,350
Evonik Industries AG	2,574	87,141
FMC Corp.	830	40,122
Givaudan SA (REG)	88	179,407
Hitachi Chemical Co., Ltd.	3,000	68,931
Incitec Pivot Ltd.	32,013	69,578
International Flavors & Fragrances, Inc.	500	71,485
Israel Chemicals Ltd.	4,414	17,195
Johnson Matthey PLC	1,842	78,569
JSR Corp.	800	12,574
K&S AG (REG) (d)	1,472	27,951
Kansai Paint Co., Ltd. (d)	3,000	65,762
Kuraray Co., Ltd.	3,000	44,505
LANXESS AG	367	22,845
Linde AG	1,768	300,420
LyondellBasell Industries NV-Class A	2,149	173,338
Mitsubishi Chemical Holdings Corp.	13,000	81,502
Mitsubishi Gas Chemical Co., Inc.	2,500	35,793
Mitsui Chemicals, Inc.	8,000	38,054
Monsanto Co.	2,790	285,138
Mosaic Co. (The)	2,180	53,323
Nippon Paint Holdings Co., Ltd.	1,000	33,463
Nitto Denko Corp. (d)	1,600	103,913
Novozymes A/S-Class B	1,531	67,526
Orica Ltd.	2,244	26,288
PPG Industries, Inc.	1,700	175,712
Praxair, Inc.	1,790	216,286
Sherwin-Williams Co. (The)	515	142,480
Shin-Etsu Chemical Co., Ltd.	3,700	258,159
Sika AG	20	97,442
Solvay SA	705	81,690
Sumitomo Chemical Co., Ltd.	15,000	66,651
Symrise AG	1,178	86,388
Syngenta AG (REG)	885	387,579
Taiyo Nippon Sanso Corp. (d)	2,000	20,868
Teijin Ltd. (d)	1,000	19,400

Company	Shares	U.S. $ Value
Toray Industries, Inc. (d)	14,000	$136,353
Umicore SA	1,001	62,852
Yara International ASA	1,297	43,220

		6,403,649

Construction Materials - 0.2%
Boral Ltd.	12,163	63,272
CRH PLC	7,835	260,169
Fletcher Building Ltd.	7,055	55,251
HeidelbergCement AG	1,342	126,915
Imerys SA	448	32,358
James Hardie Industries PLC	3,449	53,999
LafargeHolcim Ltd. (REG) (a)	4,333	234,697
Martin Marietta Materials, Inc.	427	76,480
Taiheiyo Cement Corp.	5,000	14,387
Vulcan Materials Co.	865	98,376

		1,015,904

Containers & Packaging - 0.1%
Amcor Ltd./Australia	11,024	128,400
Avery Dennison Corp.	535	41,618
Ball Corp.	910	74,574
International Paper Co.	2,565	123,069
Owens-Illinois, Inc. (a)	1,010	18,574
Sealed Air Corp.	1,190	54,526
Toyo Seikan Group Holdings Ltd. (d)	1,700	30,055
WestRock Co.	1,597	77,422

		548,238

Metals & Mining - 0.6%
Alcoa, Inc.	8,270	83,858
Anglo American PLC (a)	13,345	166,423
Antofagasta PLC (d)	6,389	43,279
ArcelorMittal (Euronext Amsterdam) (a)	37,606	229,335
BHP Billiton Ltd.	30,572	529,583
BHP Billiton PLC	20,105	302,350
Boliden AB	1,652	38,830
Fortescue Metals Group Ltd.	18,067	69,153
Freeport-McMoRan, Inc.	7,875	85,522
Fresnillo PLC	1,459	34,234
Glencore PLC (a)	116,471	318,917
Hitachi Metals Ltd. (d)	5,000	61,511
JFE Holdings, Inc.	5,000	73,092
Kobe Steel Ltd. (a)(d)	1,200	10,884
Mitsubishi Materials Corp. (d)	700	19,147
Newcrest Mining Ltd.	7,017	118,448
Newmont Mining Corp.	3,295	129,460
Nippon Steel & Sumitomo Metal Corp.	7,600	155,955
Norsk Hydro ASA	16,444	71,100
Nucor Corp.	1,960	96,922
Randgold Resources Ltd.	890	89,199
Rio Tinto Ltd.	4,038	160,633
Rio Tinto PLC	11,772	391,256
South32 Ltd.	32,320	60,219
Sumitomo Metal Mining Co., Ltd. (d)	5,000	69,059
thyssenkrupp AG	2,036	48,646

Company	Shares	U.S. $ Value
voestalpine AG	1,082	$37,406

		3,494,421

Paper & Forest Products - 0.0%
Mondi PLC	3,496	73,451
Oji Holdings Corp.	14,000	55,489
Stora Enso Oyj-Class R	5,244	46,584
UPM-Kymmene Oyj	5,081	107,283

		282,807

		11,745,019

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	38,676	1,570,632
Bezeq The Israeli Telecommunication Corp., Ltd.	25,040	47,245
BT Group PLC	80,605	405,549
CenturyLink, Inc.	3,410	93,536
Deutsche Telekom AG (REG)	30,696	515,708
Elisa Oyj	1,354	49,899
Frontier Communications Corp. (d)	7,310	30,410
HKT Trust & HKT Ltd.-Class SS	55,098	77,713
Inmarsat PLC	4,283	39,045
Koninklijke KPN NV	28,755	95,402
Level 3 Communications, Inc. (a)	1,797	83,345
Nippon Telegraph & Telephone Corp.	6,600	301,857
Orange SA	18,911	296,289
Proximus SADP	1,568	46,908
SFR Group SA	2,106	62,033
Singapore Telecommunications Ltd.	76,000	222,238
Spark New Zealand Ltd.	17,417	45,823
Swisscom AG (REG)	247	117,490
TDC A/S (a)	4,545	26,767
Telecom Italia SpA/Milano (ordinary shares) (a)	64,157	53,308
Telecom Italia SpA/Milano (savings shares) (a)	96,487	65,500
Telefonica Deutschland Holding AG	5,980	24,111
Telefonica SA	42,624	431,058
Telenor ASA	7,146	122,882
Telia Co. AB	24,258	108,654
Telstra Corp., Ltd.	40,732	162,403
TPG Telecom Ltd.	2,487	16,503
Verizon Communications, Inc.	25,595	1,330,428
Vocus Communications Ltd. (d)	3,061	14,680

		6,457,416

Wireless Telecommunication Services - 0.4%
KDDI Corp.	16,735	518,484
Millicom International Cellular SA	641	33,211
NTT DOCOMO, Inc. (d)	13,613	345,811
SoftBank Group Corp.	9,100	589,758
StarHub Ltd.	4,000	10,100
Tele2 AB-Class B	3,826	33,026
Vodafone Group PLC	247,124	708,733

		2,239,123

		8,696,539

Company	Shares	U.S. $ Value
Real Estate - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	2,665	$302,025
Apartment Investment & Management Co.-Class A	975	44,762
AvalonBay Communities, Inc.	895	159,167
Boston Properties, Inc.	950	129,476
British Land Co. PLC (The)	9,308	76,241
CapitaLand Mall Trust	14,000	22,305
Crown Castle International Corp.	2,120	199,725
Daiwa House REIT Investment Corp.	13	38,109
Dexus Property Group	13,420	94,323
Digital Realty Trust, Inc.	930	90,322
Equinix, Inc.	470	169,318
Equity Residential	2,290	147,316
Essex Property Trust, Inc.	428	95,316
Extra Space Storage, Inc.	783	62,178
Federal Realty Investment Trust	472	72,655
General Growth Properties, Inc.	3,644	100,574
Goodman Group	16,928	94,876
GPT Group (The)	17,105	66,608
Hammerson PLC	7,467	56,830
HCP, Inc.	2,880	109,296
Host Hotels & Resorts, Inc.	4,700	73,179
ICADE	1,592	124,221
Intu Properties PLC (d)	9,588	36,760
Iron Mountain, Inc.	1,508	56,595
Japan Prime Realty Investment Corp.	7	31,604
Japan Real Estate Investment Corp. (d)	12	71,759
Japan Retail Fund Investment Corp.	24	59,193
Kimco Realty Corp.	2,580	74,691
Klepierre	2,231	102,409
Land Securities Group PLC	7,526	103,134
Link REIT	21,500	158,715
Macerich Co. (The)	810	65,505
Mirvac Group	40,488	69,801
Nippon Building Fund, Inc.	13	82,366
Nippon Prologis REIT, Inc.	14	35,409
Nomura Real Estate Master Fund, Inc. (d)	34	56,707
Prologis, Inc.	3,270	175,076
Public Storage	930	207,520
Realty Income Corp.	1,558	104,277
Scentre Group	50,683	182,975
Segro PLC	7,118	41,819
Simon Property Group, Inc.	1,966	406,982
SL Green Realty Corp.	626	67,671
Stockland	23,010	84,272
UDR, Inc.	1,678	60,391
Unibail-Rodamco SE	1,361	366,970
United Urban Investment Corp.	26	47,292
Ventas, Inc.	2,091	147,687
Vicinity Centres	20,397	49,743
Vornado Realty Trust	1,135	114,873
Welltower, Inc.	2,225	166,363
Westfield Corp.	18,793	140,620
Weyerhaeuser Co.	4,698	150,054

		5,848,055

Company	Shares	U.S. $ Value
Real Estate Management & Development - 0.5%
Aeon Mall Co., Ltd.	1,700	$26,851
CapitaLand Ltd.	35,000	82,627
CBRE Group, Inc.-Class A (a)	1,815	50,784
Cheung Kong Property Holdings Ltd.	25,719	189,185
City Developments Ltd.	3,000	20,065
Daito Trust Construction Co., Ltd.	700	111,958
Daiwa House Industry Co., Ltd.	5,000	137,223
Deutsche Wohnen AG	3,212	116,878
Global Logistic Properties Ltd.	80,329	110,802
Hang Lung Properties Ltd.	14,000	31,757
Henderson Land Development Co., Ltd.	22,856	136,376
Hongkong Land Holdings Ltd.	14,000	99,747
Hulic Co., Ltd.	6,591	67,342
Kerry Properties Ltd.	8,500	27,925
LendLease Group	3,450	37,386
Mitsubishi Estate Co., Ltd.	12,000	225,199
Mitsui Fudosan Co., Ltd.	8,000	170,195
New World Development Co., Ltd.	36,430	47,770
Nomura Real Estate Holdings, Inc.	800	13,523
NTT Urban Development Corp.	1,600	15,458
Sino Land Co., Ltd.	16,000	28,517
Sumitomo Realty & Development Co., Ltd.	3,000	77,762
Sun Hung Kai Properties Ltd.	10,000	152,028
Swire Pacific Ltd.-Class A	7,000	75,812
Swire Properties Ltd.	25,389	74,673
Swiss Prime Site AG (REG) (a)	461	40,485
Tokyu Fudosan Holdings Corp.	7,989	43,445
Vonovia SE	4,436	168,165
Wharf Holdings Ltd. (The)	13,000	95,375
Wheelock & Co., Ltd.	6,000	35,639

		2,510,952

		8,359,007

Utilities - 1.4%
Electric Utilities - 0.8%
Alliant Energy Corp.	1,438	55,090
American Electric Power Co., Inc.	3,075	197,446
AusNet Services	37,398	47,137
Cheung Kong Infrastructure Holdings Ltd.	7,000	60,374
Chubu Electric Power Co., Inc.	6,100	88,758
CLP Holdings Ltd.	12,500	129,463
Contact Energy Ltd.	4,696	17,236
Duke Energy Corp.	4,332	346,733
Edison International	2,065	149,196
EDP - Energias de Portugal SA	22,123	74,245
Electricite de France SA	5,592	68,067
Endesa SA	3,024	64,834
Enel SpA	72,583	323,482
Entergy Corp.	1,125	86,321
Eversource Energy	1,960	106,193
Exelon Corp.	5,747	191,318
FirstEnergy Corp.	2,635	87,166
Fortum Oyj	4,228	68,324
HK Electric Investments & HK Electric Investments Ltd.-Class SS (d)(e)	104,180	102,543
Iberdrola SA	51,604	350,876
Kansai Electric Power Co., Inc. (The) (a)(d)	6,700	60,953

Company	Shares	U.S. $ Value
Kyushu Electric Power Co., Inc.	4,100	$38,484
Mercury NZ Ltd.	4,915	10,900
NextEra Energy, Inc.	2,895	354,116
PG&E Corp.	3,075	188,098
Pinnacle West Capital Corp.	685	52,053
Power Assets Holdings Ltd.	8,500	83,178
PPL Corp.	4,195	145,021
Red Electrica Corp. SA	4,120	88,895
Shikoku Electric Power Co., Inc. (d)	2,700	26,700
Southern Co. (The)	5,710	292,923
SSE PLC	9,578	194,488
Terna Rete Elettrica Nazionale SpA	23,069	118,910
Tohoku Electric Power Co., Inc. (d)	4,300	56,076
Tokyo Electric Power Co., Holdings, Inc. (a)	13,800	59,780
Xcel Energy, Inc.	3,170	130,414

		4,515,791

Gas Utilities - 0.1%
APA Group	6,755	44,256
Enagas SA	2,159	64,948
Gas Natural SDG SA	3,334	68,540
Hong Kong & China Gas Co., Ltd.	72,131	136,962
Osaka Gas Co., Ltd. (d)	18,000	75,496
Snam SpA	14,719	81,615
Toho Gas Co., Ltd. (d)	6,000	56,185
Tokyo Gas Co., Ltd.	19,000	84,531

		612,533

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp./VA	4,135	53,135
Electric Power Development Co., Ltd. (d)	1,600	38,455
Meridian Energy Ltd.	18,542	35,151
NRG Energy, Inc.	1,940	21,747

		148,488

Multi-Utilities - 0.5%
AGL Energy Ltd.	6,423	94,035
Ameren Corp.	1,510	74,262
CenterPoint Energy, Inc.	2,695	62,605
Centrica PLC	51,646	152,705
CMS Energy Corp.	1,720	72,257
Consolidated Edison, Inc.	1,830	137,799
Dominion Resources, Inc./VA	3,735	277,398
DTE Energy Co.	1,120	104,910
DUET Group	22,926	44,140
E.ON SE	19,048	135,383
Engie SA	13,909	215,655
National Grid PLC	35,656	503,563
NiSource, Inc.	2,005	48,341
Public Service Enterprise Group, Inc.	3,155	132,100
RWE AG (a)	5,973	103,151
SCANA Corp.	895	64,771
Sempra Energy	1,510	161,857
Suez	2,665	44,040
United Utilities Group PLC	6,491	84,310
Veolia Environnement SA	2,727	62,834

Company	Shares	U.S. $ Value
WEC Energy Group, Inc.	1,988	$119,041

		2,695,157

Water Utilities - 0.0%
American Water Works Co., Inc.	1,121	83,895
Severn Trent PLC	2,239	72,651

		156,546

		8,128,515

Total Common Stocks (cost $207,561,337)		235,241,074

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 23.7%
United States - 23.7%
U.S. Treasury Bonds
2.25%, 8/15/46	$363	356,421
2.50%, 2/15/45	520	537,388
2.75%, 8/15/42	920	1,002,513
2.875%, 5/15/43-8/15/45	5,597	6,233,813
3.00%, 5/15/45	480	547,275
3.125%, 11/15/41-2/15/43	2,825	3,290,362
3.50%, 2/15/39	358	443,305
3.625%, 8/15/43	3,475	4,423,974
3.75%, 8/15/41	220	282,657
3.875%, 8/15/40	280	365,258
4.25%, 5/15/39	240	329,072
4.375%, 11/15/39-5/15/41	1,258	1,756,866
4.50%, 8/15/39	220	311,841
4.75%, 2/15/37-2/15/41	401	588,949
5.375%, 2/15/31	650	948,314
6.00%, 2/15/26	2,846	3,945,268
6.25%, 8/15/23-5/15/30	724	1,089,709
6.875%, 8/15/25	590	853,011
7.25%, 8/15/22	775	1,037,228
7.50%, 11/15/16	92	92,785
7.625%, 2/15/25	55	81,662
8.00%, 11/15/21	123	164,556
U.S. Treasury Notes
0.50%, 7/31/17	975	974,085
0.75%, 12/31/17-3/31/18	9,552	9,555,950
0.875%, 4/30/17	500	500,987
1.00%, 5/31/18-9/30/19	3,920	3,934,571
1.125%, 9/30/21	1,110	1,109,220
1.25%, 11/30/18-3/31/21	8,389	8,461,690
1.375%, 12/31/18-5/31/21	12,309	12,458,355
1.50%, 5/31/19-8/15/26	5,575	5,652,067
1.625%, 6/30/20-2/15/26	11,207	11,392,711
1.75%, 5/15/23	1,740	1,779,082
2.00%, 11/15/21-8/15/25	7,135	7,403,442
2.125%, 8/15/21-5/15/25	5,862	6,125,785
2.25%, 11/30/17-11/15/24	899	926,939
2.375%, 7/31/17-8/15/24	1,271	1,332,603
2.50%, 8/15/23-5/15/24	2,242	2,404,004
2.625%, 1/31/18-11/15/20	4,500	4,743,465

Company	Principal Amount (000)	U.S. $ Value
2.75%, 5/31/17-11/15/23	$3,570	$3,721,583
3.125%, 5/15/21	394	428,364
3.375%, 11/15/19	1,890	2,031,897
3.50%, 5/15/20	910	989,803
3.625%, 2/15/20-2/15/21	13,021	14,338,871
3.75%, 11/15/18	6,205	6,588,934

Total Governments - Treasuries (cost $131,686,882)		135,536,635

	Shares
INVESTMENT COMPANIES - 10.2%
Funds and Investment Trusts - 10.2%
iShares Core MSCI Emerging Markets ETF	424,140	19,345,025
iShares International Developed Real Estate ETF	206,951	6,243,712
Vanguard Global ex-U.S. Real Estate ETF	90,458	5,081,026
Vanguard Mid-Cap ETF	23,126	2,993,429
Vanguard REIT ETF	198,942	17,256,229
Vanguard Small-Cap ETF (d)	59,848	7,312,229

Total Investment Companies (cost $52,791,847)		58,231,650

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 3.7%
United States - 3.7%
U.S. Treasury Inflation Index
0.125%, 4/15/20-1/15/23	$11,841	12,077,444
0.625%, 7/15/21	2,279	2,392,633
1.125%, 1/15/21	2,146	2,284,245
1.25%, 7/15/20	1,877	2,005,573
1.375%, 1/15/20	1,221	1,296,305
1.875%, 7/15/19	976	1,048,204

Total Inflation-Linked Securities (cost $21,180,816)		21,104,404

	Shares
RIGHTS - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Air Liquide SA, expiring 9/28/16 (a)(d) (cost $395,259)	3,686	395,274

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Funds and Investment Trusts - 0.0%
iShares MSCI EAFE ETF Expiration: Nov 2016, Exercise Price: $ 62.00 (a)(f)	341,200	68,954

Company	Contracts	U.S. $ Value
Options on Indices - 0.0%
S&P 500 Index Expiration: Nov 2016, Exercise Price: $ 2,275.00 (a)(f)	24,700	$43,313

Total Options Purchased - Calls (premiums paid $362,296)		112,267

	Shares
SHORT-TERM INVESTMENTS - 13.9%
Investment Companies - 9.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.28% (g)(h) (cost $54,307,168)	54,307,168	54,307,168

	Principal Amount (000)
U.S. Treasury Bills - 4.4%
U.S. Treasury Bill Zero Coupon, 10/27/16 (cost $25,532,782)	$25,538	25,532,782

Total Short-Term Investments (cost $79,839,950)		79,839,950

Total Investments Before Security Lending Collateral for Securities Loaned - 92.7% (cost $493,818,387)		530,461,254

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%
Investment Companies - 2.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.28% (g)(h) (cost $12,362,988)	12,362,988	12,362,988

Total Investments - 94.9% (cost $506,181,375) (i)		542,824,242
Other assets less liabilities - 5.1% (j)		29,438,646

Net Assets - 100.0%		$572,262,888

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	78	December 2016	$8,072,929	$8,179,499	$106,570
10 Yr Canadian Bond Futures	46	December 2016	5,145,526	5,151,355	5,829
Euro STOXX 50 Index Futures	213	December 2016	7,175,006	7,163,846	(11,160)

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2016	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	110	December 2016	$9,534,787	$9,777,179	$242,392
Mini MSCI EAFE Futures	16	December 2016	1,365,859	1,365,360	(499)
Russell 2000 Mini Futures	21	December 2016	2,637,519	2,621,430	(16,089)
S&P 500 E Mini Futures	106	December 2016	11,412,612	11,450,120	37,508
S&P TSX 60 Index Futures	33	December 2016	4,288,998	4,302,237	13,239
U.S. T-Note 5 Yr (CBT) Futures	136	December 2016	16,501,222	16,526,125	24,903
U.S. T-Note 10 Yr (CBT) Futures	252	December 2016	32,960,846	33,043,500	82,654
U.S. Ultra Bond (CBT) Futures	56	December 2016	10,282,221	10,297,000	14,779
Sold Contracts
Nikkei 225 (OSE) Futures	41	December 2016	6,682,121	6,651,053	31,068
SPI 200 Futures	44	December 2016	4,421,485	4,559,648	(138,163)
TOPIX Index Futures	26	December 2016	3,356,071	3,392,141	(36,070)

					$356,961

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	CAD	2,574	USD	1,948	12/15/16	$(15,426)
BNP Paribas SA	USD	7,733	JPY	776,381	12/15/16	(53,217)
Citibank, NA	USD	2,658	CAD	3,432	12/15/16	(40,651)
Citibank, NA	USD	4,970	EUR	4,437	12/15/16	30,627
Citibank, NA	USD	926	EUR	813	12/15/16	(9,570)
Citibank, NA	JPY	105,269	USD	1,038	12/15/16	(3,188)
Citibank, NA	SEK	16,962	USD	2,031	12/15/16	47,077
Citibank, NA	SEK	13,725	USD	1,604	12/15/16	(1,404)
Credit Suisse International	EUR	967	USD	1,083	12/15/16	(6,578)
Credit Suisse International	JPY	93,451	USD	909	12/15/16	(15,826)
Credit Suisse International	USD	1,078	NZD	1,497	12/15/16	9,212
Credit Suisse International	USD	1,259	NZD	1,710	12/15/16	(17,424)
Credit Suisse International	USD	2,798	CHF	2,666	12/15/16	(42,081)
Goldman Sachs Bank USA	USD	1,651	NZD	2,268	12/15/16	(4,561)
Goldman Sachs Bank USA	USD	853	NOK	6,906	12/15/16	11,025
HSBC Bank USA	USD	2,522	JPY	253,598	12/15/16	(13,186)
JPMorgan Chase Bank, NA	GBP	1,539	USD	2,006	12/15/16	8,733
JPMorgan Chase Bank, NA	CHF	10,540	USD	10,911	12/15/16	14,730
JPMorgan Chase Bank, NA	CHF	2,666	USD	2,732	12/15/16	(24,119)
Morgan Stanley Capital Services, Inc.	USD	587	AUD	770	12/15/16	1,822
Royal Bank of Scotland PLC	USD	1,498	EUR	1,333	12/15/16	3,971
Royal Bank of Scotland PLC	USD	1,409	NZD	1,901	12/15/16	(28,736)
Societe Generale	JPY	78,220	USD	782	12/15/16	8,588
State Street Bank & Trust Co.	USD	70	AUD	91	12/15/16	(55)
State Street Bank & Trust Co.	JPY	206,145	USD	2,021	12/15/16	(18,292)
UBS AG	USD	879	EUR	776	12/15/16	(3,904)
UBS AG	GBP	995	USD	1,294	12/15/16	2,224

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	2,151	JPY	215,743	12/15/16	$(16,422)

						$(176,631)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)%	3.77%	$1,960	$(102,577)	$(1,980)
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	3.77	40	(2,104)	(899)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	3.77	87	(4,578)	(1,956)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	3.77	205	(10,786)	(4,609)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	3.77	7,657	402,859	296,139
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	3.77	5,223	274,799	206,064
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	3.77	205	10,786	7,898
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	3.77	87	4,577	2,134

				$572,976	$502,791

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
Standard and Poor’s Midcap 400 Index	5,069	LIBOR Minus 0.23%	$11,513	2/15/17	$(103,953)
Goldman Sachs International
MSCI Emerging Markets Index	44,715	LIBOR Minus 0.25%	16,946	10/17/16	760,991
Russell 2000 Total Return Index	657	LIBOR Minus 0.72%	3,818	10/17/16	159,504
Russell 2000 Total Return Index	441	LIBOR Minus 0.71%	2,615	3/15/17	54,774
UBS AG
Russell 2000 Total Return Index	599	LIBOR Minus 0.70%	3,481	10/17/16	145,278

					$1,016,594

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Fair valued by the Adviser.
(d)	Represents entire or partial securities out on loan.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate market value of these securities amounted to $496,416 or 0.1% of net assets.
(f)	One contract relates to 1 share.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $46,269,086 and gross unrealized depreciation of investments was $(9,626,219), resulting in net unrealized appreciation of $36,642,867.
(j)	An amount of U.S. $2,687,179 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OSE	-	Osaka Securities Exchange
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

AB Variable Products Series Fund

Dynamic Asset Allocation Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Financials	$15,706,819	$21,879,403	$12,526		$37,598,748
Information Technology	25,610,378	5,974,484	– 0	–	31,584,862
Health Care	17,394,023	13,348,645	– 0	–	30,742,668
Consumer Discretionary	15,146,626	14,368,732	– 0	–	29,515,358
Industrials	11,903,485	16,160,748	– 0	–	28,064,233
Consumer Staples	11,927,023	14,788,268	– 0	–	26,715,291
Energy	8,483,953	5,606,881	– 0	–	14,090,834
Materials	3,398,546	8,346,473	– 0	–	11,745,019
Telecommunication Services	3,186,064	5,510,475	– 0	–	8,696,539
Real Estate	3,603,778	4,755,229	– 0	–	8,359,007

Investments in Securities:	Level 1		Level 2		Level 3			Total
Utilities	$3,796,206		$4,332,309		$	– 0	–	$8,128,515
Governments - Treasuries	– 0	–	135,536,635			– 0	–	135,536,635
Investment Companies	58,231,650		– 0	–		– 0	–	58,231,650
Inflation-Linked Securities	– 0	–	21,104,404			– 0	–	21,104,404
Rights	– 0	–	395,274			– 0	–	395,274
Options Purchased - Calls	– 0	–	112,267			– 0	–	112,267
Short-Term Investments:
Investment Companies	54,307,168		– 0	–		– 0	–	54,307,168
U.S. Treasury Bills	– 0	–	25,532,782			– 0	–	25,532,782
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	12,362,988		– 0	–		– 0	–	12,362,988

Total Investments in Securities	245,058,707		297,753,009			12,526		542,824,242

Other Financial Instruments (a):
Assets:
Futures	285,482		273,460			– 0	–	558,942
Forward Currency Exchange Contracts	– 0	–	138,009			– 0	–	138,009
Centrally Cleared Credit Default Swaps	– 0	–	512,235			– 0	–	512,235
Total Return Swaps	– 0	–	1,120,547			– 0	–	1,120,547
Liabilities:
Futures	(16,588)		(185,393)			– 0	–	(201,981)
Forward Currency Exchange Contracts	– 0	–	(314,640)			– 0	–	(314,640)
Centrally Cleared Credit Default Swaps	– 0	–	(9,444)			– 0	–	(9,444)
Total Return Swaps	– 0	–	(103,953)			– 0	–	(103,953)

Total (b)	$245,327,601		$299,183,830			$12,526		$544,523,957

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Rights			Total
Balance as of 12/31/15	$	– 0	–(a)	$	– 0	–(a)	$	– 0	–(a)
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(1,661)			(– 0	–)(a)		(1,661)
Purchases		– 0	–		– 0	–		– 0	–
Sales		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		14,187			– 0	–		14,187
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 9/30/16		$12,526		$	– 0	–		$12,526	(b)

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/16		$(1,661)		$	– 0	–		$(1,661)

(a)	Less than $0.50.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended September 30, 2016 is as follows:

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$151,611	$163,896	$261,200	$54,307	$287

A summary of the Portfolio’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$0	$149,290	$136,927	$12,363	$10,489

AB Government Exchange Reserves

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$22,314	$436,490	$458,804	$0	$57,476

AB Variable Products Series Fund

Global Bond Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company		Shares	U.S. $ Value
INVESTMENT COMPANIES - 49.9%
Funds and Investment Trusts - 49.9%
AB Global Bond Fund, Inc.-Class Z (a) (cost $5,257,432)		621,955	$5,342,592

		Principal Amount (000)
GOVERNMENTS - TREASURIES - 32.9%
Belgium - 0.5%
Belgium Government Bond
Series 71
3.75%, 6/22/45 (b)	EUR	27	51,672

Canada - 2.6%
Canadian Government Bond
1.25%, 8/01/17	CAD	360	276,006

France - 1.3%
France Government Bond OAT
0.50%, 5/25/25 (b)	EUR	10	11,744
2.50%, 5/25/30 (b)		12	17,240
3.50%, 4/25/20 (b)		86	110,704

			139,688

Germany - 1.3%
Bundesrepublik Deutschland
0.50%, 2/15/25 (b)		30	35,574
2.25%, 9/04/21 (b)		26	33,388
2.50%, 7/04/44 (b)		35	60,815
Series 00
6.25%, 1/04/30 (b)		3	6,213

			135,990

Greece - 0.0%
Hellenic Republic Government Bond
4.75%, 4/17/19 (b)		3	3,062

Italy - 5.7%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		75	88,468
3.75%, 5/01/21		262	341,175
4.50%, 8/01/18		45	54,777
5.50%, 11/01/22		65	94,668
6.00%, 5/01/31		21	37,297

			616,385

Mexico - 0.7%
Mexican Bonos Series M
8.00%, 6/11/20	MXN	1,280	71,168

Portugal - 0.7%
Portugal Obrigacoes do Tesouro OT
2.875%, 10/15/25 (b)	EUR	35	38,993

			Principal Amount (000)	U.S. $ Value
4.80%, 6/15/20 (b)		EUR	30	$37,508

				76,501

Russia - 0.2%
Russian Federal Bond - OFZ Series 6214 6.40%, 5/27/20		RUB	1,850	27,694

Spain - 1.6%
Spain Government Bond
1.95%, 7/30/30 (b)		EUR	13	15,897
2.15%, 10/31/25 (b)			20	25,060
2.90%, 10/31/46 (b)			20	27,060
4.10%, 7/30/18 (b)			45	54,528
4.20%, 1/31/37 (b)			21	34,003
5.15%, 10/31/44 (b)			7	13,332

				169,880

United Kingdom - 5.0%
United Kingdom Gilt
1.75%, 7/22/19-9/07/22 (b)		GBP	135	186,077
2.00%, 7/22/20 (b)			40	55,394
2.25%, 9/07/23 (b)			78	113,685
2.50%, 7/22/65 (b)			35	62,735
3.25%, 1/22/44 (b)			65	117,043

				534,934

United States - 13.3%
U.S. Treasury Bonds
2.25%, 8/15/46	$		70	68,731
2.875%, 5/15/43			54	60,126
3.00%, 11/15/44-11/15/45			95	108,368
3.625%, 8/15/43			90	114,578
6.25%, 5/15/30			90	138,930
U.S. Treasury Notes
0.875%, 4/30/17			325	325,641
1.375%, 4/30/20			75	75,976
1.625%, 5/15/26			235	235,312
2.00%, 2/15/25			43	44,529
2.125%, 6/30/21			65	67,869
2.25%, 11/15/25			15	15,834
2.375%, 8/15/24			25	26,637
2.50%, 5/15/24			42	45,130
2.625%, 8/15/20			88	93,204

				1,420,865

Total Governments - Treasuries (cost $3,471,546)				3,523,845

CORPORATES - INVESTMENT GRADE - 5.0%
Industrial - 4.0%
Basic - 0.5%
CF Industries, Inc.
4.95%, 6/01/43			7	6,554

	Principal Amount (000)	U.S. $ Value
Glencore Funding LLC
2.875%, 4/16/20 (b)	$12	$11,904
4.00%, 4/16/25 (b)	5	4,888
Mosaic Co. (The)
5.625%, 11/15/43	5	5,369
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25	10	10,758
Vale Overseas Ltd.
5.875%, 6/10/21	11	11,517

		50,990

Capital Goods - 0.0%
General Electric Co. Series D
5.00%, 1/21/21 (c)	5	5,317

Communications - Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20 (b)	5	5,226
4.908%, 7/23/25 (b)	15	16,546
Cox Communications, Inc.
2.95%, 6/30/23 (b)	8	7,889
S&P Global, Inc.
4.40%, 2/15/26	15	16,761
Time Warner, Inc.
3.60%, 7/15/25	5	5,318
Viacom, Inc.
4.375%, 3/15/43	10	9,181

		60,921

Communications - Telecommunications - 0.2%
AT&T, Inc.
3.60%, 2/17/23	7	7,379
4.75%, 5/15/46	5	5,232
Verizon Communications, Inc.
4.862%, 8/21/46	5	5,600

		18,211

Consumer Cyclical - Automotive - 0.1%
General Motors Financial Co., Inc.
3.25%, 5/15/18	12	12,212

Consumer Non-Cyclical - 1.1%
AbbVie, Inc.
2.50%, 5/14/20	4	4,078
3.60%, 5/14/25	10	10,453
Baxalta, Inc.
5.25%, 6/23/45	5	5,915
Biogen, Inc.
2.90%, 9/15/20	4	4,154
Gilead Sciences, Inc.
3.65%, 3/01/26	3	3,229
Kraft Heinz Foods Co.
2.80%, 7/02/20	7	7,254
3.50%, 7/15/22	7	7,439

	Principal Amount (000)	U.S. $ Value
Mylan NV
3.15%, 6/15/21 (b)	$11	$11,207
Newell Brands, Inc.
3.15%, 4/01/21	9	9,377
3.85%, 4/01/23	6	6,387
Philip Morris International, Inc.
2.125%, 5/10/23	10	9,980
Reynolds American, Inc.
4.45%, 6/12/25	10	11,157
5.85%, 8/15/45	3	3,900
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	15	15,038
3.15%, 10/01/26	15	15,069

		124,637

Energy - 0.7%
ConocoPhillips
5.75%, 2/01/19	12	13,072
Energy Transfer Partners LP
4.65%, 6/01/21	5	5,311
EnLink Midstream Partners LP
4.15%, 6/01/25	13	12,445
Enterprise Products Operating LLC
3.70%, 2/15/26	10	10,294
Halliburton Co.
5.00%, 11/15/45	6	6,549
Hess Corp.
4.30%, 4/01/27	12	12,093
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	12	11,628

		71,392

Services - 0.0%
eBay, Inc.
3.80%, 3/09/22	4	4,278

Technology - 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 6/15/21 (b)	10	10,451
5.45%, 6/15/23 (b)	10	10,715
Fidelity National Information Services, Inc.
3.50%, 4/15/23	3	3,148
5.00%, 10/15/25	3	3,421
HP, Inc.
4.65%, 12/09/21	10	10,961
KLA-Tencor Corp.
4.65%, 11/01/24	5	5,495
Lam Research Corp.
2.80%, 6/15/21	8	8,211
Micron Technology, Inc.
7.50%, 9/15/23 (b)	6	6,665
Seagate HDD Cayman
4.75%, 6/01/23	5	4,950
Total System Services, Inc.
3.75%, 6/01/23	7	7,183

			Principal Amount (000)	U.S. $ Value
Western Digital Corp.
7.375%, 4/01/23 (b)	$		10	$11,000

				82,200

				430,158

Financial Institutions - 0.8%
Banking - 0.7%
Bank of America Corp.
3.875%, 8/01/25			20	21,366
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21			14	13,956
3.85%, 7/08/24			10	10,617
5.15%, 5/22/45			3	3,273
JPMorgan Chase & Co.
2.295%, 8/15/21			14	14,031
Morgan Stanley Series G
4.00%, 7/23/25			11	11,829

				75,072

Insurance - 0.1%
Aetna, Inc.
2.40%, 6/15/21			12	12,139

				87,211

Utility - 0.2%
Electric - 0.2%
Entergy Corp.
4.00%, 7/15/22			8	8,678
Exelon Corp.
3.95%, 6/15/25			12	12,944

				21,622

Total Corporates - Investment Grade (cost $516,427)				538,991

INFLATION-LINKED SECURITIES - 3.1%
United States - 3.1%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)			251	254,861
0.25%, 1/15/25 (TIPS)			25	25,872
0.375%, 7/15/25 (TIPS)			51	52,401

Total Inflation-Linked Securities (cost $331,875)				333,134

GOVERNMENTS - SOVEREIGN AGENCIES - 2.8%
Brazil - 0.1%
Petrobras Global Finance BV
8.75%, 5/23/26			5	5,525

Canada - 2.7%
Canada Housing Trust No. 1
1.70%, 12/15/17 (b)		CAD	60	46,330

		Principal Amount (000)	U.S. $ Value
3.80%, 6/15/21 (b)	CAD	285	$245,072

			291,402

Total Governments - Sovereign Agencies (cost $301,985)			296,927

EMERGING MARKETS - TREASURIES - 1.8%
Brazil - 1.7%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50-5/15/55	BRL	37	34,513
Series F
10.00%, 1/01/25-1/01/27		525	147,320

			181,833

Turkey - 0.1%
Turkey Government Bond
9.40%, 7/08/20	TRY	35	11,821

Total Emerging Markets - Treasuries (cost $170,222)			193,654

CORPORATES - NON-INVESTMENT GRADE - 1.1%
Industrial - 0.9%
Capital Goods - 0.1%
Herc Rentals, Inc.
7.75%, 6/01/24 (b)	$	10	10,275
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		2	2,062
SPX FLOW, Inc.
5.875%, 8/15/26 (b)		2	2,023

			14,360

Communications - Telecommunications - 0.2%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		8	8,570
Series Y
7.50%, 4/01/24		5	5,337
Communications Sales & Leasing, Inc./CSL Capital LLC
6.00%, 4/15/23 (b)		2	2,073
T-Mobile USA, Inc.
6.50%, 1/15/26		2	2,212

			18,192

Consumer Cyclical - Other - 0.1%
PulteGroup, Inc.
5.00%, 1/15/27		10	10,044

Consumer Cyclical - Retailers - 0.0%
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25		4	4,305

	Principal Amount (000)	U.S. $ Value
Consumer Non-Cyclical - 0.1%
Valeant Pharmaceuticals International, Inc.
5.875%, 5/15/23 (b)	$5	$4,319
6.125%, 4/15/25 (b)	4	3,445

		7,764

Energy - 0.3%
Cenovus Energy, Inc.
5.70%, 10/15/19	6	6,441
Continental Resources, Inc./OK
5.00%, 9/15/22	4	3,990
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	10	6,939
Noble Holding International Ltd.
3.95%, 3/15/22	8	5,960
Sabine Pass Liquefaction LLC
5.00%, 3/15/27 (b)	7	7,175
Transocean, Inc.
9.00%, 7/15/23 (b)	5	4,844

		35,349

Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (b)	5	5,499

Transportation - Services - 0.0%
Hertz Corp. (The)
5.50%, 10/15/24 (b)	5	4,981

		100,494

Financial Institutions - 0.2%
Finance - 0.1%
Navient Corp.
6.625%, 7/26/21	10	10,075

REITS - 0.1%
VEREIT Operating Partnership LP
4.125%, 6/01/21	5	5,163

		15,238

Total Corporates - Non-Investment Grade (cost $111,373)		115,732

MORTGAGE PASS-THROUGHS - 0.8%
Agency Fixed Rate 30-Year - 0.7%
Federal National Mortgage Association
3.50%, 11/01/46, TBA	23	23,713
Government National Mortgage Association
3.50%, 11/01/46, TBA	48	50,395

		74,108

		Principal Amount (000)	U.S. $ Value
Other Agency Fixed Rate Programs - 0.1%
Canadian Mortgage Pools
6.125%, 12/15/24	CAD	13	$12,110

Total Mortgage Pass-Throughs (cost $85,477)			86,218

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Risk Share Floating Rate - 0.6%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C03, Class 1M1
2.025% (LIBOR 1 Month + 1.50%), 7/25/25 (d)	$	8	7,674
Series 2016-C01, Class 1M2
7.275% (LIBOR 1 Month + 6.75%), 8/25/28 (d)		13	14,178
Series 2016-C01, Class 2M2
7.475% (LIBOR 1 Month + 6.95%), 8/25/28 (d)		13	14,187
Series 2016-C02, Class 1M2
6.525% (LIBOR 1 Month + 6.00%), 9/25/28 (d)		15	16,577
Series 2016-C04, Class 1M2
4.775% (LIBOR 1 Month + 4.25%), 1/25/29 (d)		10	10,235

Total Collateralized Mortgage Obligations (cost $57,660)			62,851

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
Non-Agency Fixed Rate CMBS - 0.4%
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.819%, 11/15/48		10	9,522
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		30	27,899

Total Commercial Mortgage-Backed Securities (cost $40,352)			37,421

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.2%
Canada - 0.2%
Province of Ontario Canada
2.40%, 6/02/26	CAD	15	12,007
2.60%, 6/02/25		10	8,161

Total Local Governments - Provincial Bonds (cost $18,777)			20,168

Company	Principal Amount (000)	U.S. $ Value
QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
Mexico - 0.1%
Petroleos Mexicanos 4.625%, 9/21/23 (b) (cost $14,000)	$14	$14,020

	Shares
SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.28% (a)(e) (cost $182,896)	182,896	182,896

Total Investments - 100.4% (cost $10,560,022) (f)		10,748,449
Other assets less liabilities - (0.4)% (g)		(47,177)

Net Assets - 100.0%		$10,701,272

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	6	December 2016	$898,208	$901,258	$3,050
Sold Contracts
Euro-Schatz Futures	1	December 2016	125,893	125,967	(74)
U.S. T-Note 5 Yr (CBT) Futures	3	December 2016	363,956	364,547	(591)

					$2,385

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	25	RUB	1,613	10/13/16	$702
Bank of America, NA	CAD	1,022	USD	796	11/10/16	16,906
BNP Paribas SA	TWD	1,675	USD	53	10/06/16	(577)
BNP Paribas SA	ARS	52	USD	3	12/12/16	61
BNP Paribas SA	USD	3	ARS	52	12/12/16	421
Standard Chartered Bank	BRL	489	USD	151	10/04/16	275
Standard Chartered Bank	BRL	489	USD	149	10/04/16	(1,280)
Standard Chartered Bank	USD	301	BRL	978	10/04/16	(653)
Standard Chartered Bank	RUB	2,312	USD	36	10/13/16	(1,057)
Standard Chartered Bank	BRL	489	USD	149	11/03/16	423
Standard Chartered Bank	GBP	392	USD	509	11/16/16	640
Standard Chartered Bank	USD	38	INR	2,580	12/15/16	235
State Street Bank & Trust Co.	EUR	1,014	USD	1,126	10/06/16	(12,435)
State Street Bank & Trust Co.	USD	53	TWD	1,685	10/06/16	404
State Street Bank & Trust Co.	JPY	3,741	USD	37	10/21/16	(87)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	29	JPY	2,924	10/21/16	$(304)
State Street Bank & Trust Co.	EUR	101	USD	111	10/26/16	(2,398)
State Street Bank & Trust Co.	AUD	171	USD	132	10/28/16	998
State Street Bank & Trust Co.	USD	129	AUD	169	10/28/16	733
State Street Bank & Trust Co.	USD	27	GBP	21	11/16/16	(189)
State Street Bank & Trust Co.	USD	4	MXN	82	11/22/16	29
State Street Bank & Trust Co.	USD	15	TRY	45	11/28/16	(94)
State Street Bank & Trust Co.	USD	53	SEK	443	12/07/16	(890)
State Street Bank & Trust Co.	SGD	183	USD	134	12/14/16	167

						$2,030

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	5.00%	4.01%	$210	$9,590	$2,490
CDX-NAIG Series 27, 5 Year Index, 12/20/21*	1.00	0.75	1,100	14,242	3,635

				$23,832	$6,125

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
CDX-EM Series 23, 5 Year Index, 6/20/20*	1.00%	2.45%	$147	$(7,348)	$(9,361)	$2,013
Barclays Bank PLC
CDX-CMBX.NA.BBB Series 7, 1/17/47*	3.00	4.50	100	(8,283)	(608)	(7,675)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.00	6	(1,050)	(101)	(949)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	9.00%	$6	$(1,049)	(104)	$(945)
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.00	12	(2,098)	(195)	(1,903)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.00	11	(1,924)	(203)	(1,721)

				$(21,752)	$(10,572)	$(11,180)

*	Termination date

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate market value of these securities amounted to $1,558,274 or 14.6% of net assets.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest rate was in effect at September 30, 2016.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $253,104 and gross unrealized depreciation of investments was $(64,677), resulting in net unrealized appreciation of $188,427.
(g)	An amount of U.S. $9,542 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2016.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index

CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN *

September 30, 2016 (unaudited)

73.0%	United States
5.7%	Italy
5.6%	Canada
5.1%	United Kingdom
1.8%	Brazil
1.6%	Spain
1.3%	France
1.3%	Germany
0.8%	Mexico
0.7%	Portugal
0.5%	Belgium
0.3%	Israel
0.3%	Russia
0.3%	Other
1.7%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.2% or less in the following countries: Greece, New Zealand, Switzerland and Turkey.

AB Variable Products Series Fund

Global Bond Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$5,342,592		$	– 0	–	$	– 0	–	$5,342,592
Governments - Treasuries	– 0	–		3,523,845			– 0	–	3,523,845
Corporates - Investment Grade	– 0	–		538,991			– 0	–	538,991
Inflation-Linked Securities	– 0	–		333,134			– 0	–	333,134
Governments - Sovereign Agencies	– 0	–		296,927			– 0	–	296,927
Emerging Markets - Treasuries	– 0	–		193,654			– 0	–	193,654
Corporates - Non-Investment Grade	– 0	–		115,732			– 0	–	115,732
Mortgage Pass-Throughs	– 0	–		86,218			– 0	–	86,218
Collateralized Mortgage Obligations	– 0	–		62,851			– 0	–	62,851
Commercial Mortgage-Backed Securities	– 0	–		– 0	–		37,421		37,421
Local Governments - Provincial Bonds	– 0	–		20,168			– 0	–	20,168
Quasi-Sovereigns	– 0	–		14,020			– 0	–	14,020

Investments in Securities:	Level 1		Level 2			Level 3			Total
Short-Term Investments	$182,896		$	– 0	–	$	– 0	–	$182,896

Total Investments in Securities	5,525,488			5,185,540			37,421		10,748,449
Other Financial Instruments (a):
Assets:
Futures	3,050			– 0	–		– 0	–	3,050
Forward Currency Exchange Contracts	– 0	–		21,994			– 0	–	21,994
Centrally Cleared Credit Default Swaps	– 0	–		6,125			– 0	–	6,125
Credit Default Swaps	– 0	–		2,013			– 0	–	2,013
Liabilities:
Futures	(665)			– 0	–		– 0	–	(665)
Forward Currency Exchange Contracts	– 0	–		(19,964)			– 0	–	(19,964)
Credit Default Swaps	– 0	–		(13,193)			– 0	–	(13,193)

Total (b)	$5,527,873			$5,182,515			$37,421		$10,747,809

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage- Backed Securities		Total
Balance as of 12/31/15	$38,998		$38,998
Accrued discounts/(premiums)	(18)		(18)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(1,559)		(1,559)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 9/30/16	$37,421		$37,421

Net change in unrealized appreciation/depreciation from investments held as of 9/30/16	$(1,559)		$(1,559)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended September 30, 2016 is as follows:

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$909	$1,215	$1,941	$183	$2

A summary of the Portfolio’s transactions of investments in affiliated issuers for the nine months ended September 30, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 9/30/16 (000)	Income (000)	Realized Gains (000)
AB Global Bond Fund, Inc.	$4,977	$96	$0	$0	$270	$5,343	$98	$0

AB Variable Products Series Fund

Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 39.0%
Funds and Investment Trusts - 39.0%
iShares Core S&P 500 ETF	23,730	$5,162,699
iShares MSCI EAFE ETF	90,720	5,364,274
iShares MSCI Emerging Markets ETF	38,890	1,456,430
iShares Russell 2000 ETF	11,040	1,371,278
SPDR S&P 500 ETF Trust	46,460	10,049,298
Vanguard S&P 500 ETF	26,920	5,348,735

Total Investment Companies (cost $27,154,552)		28,752,714

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 1.9%
United States - 1.9%
U.S. Treasury Inflation Index 0.375%, 7/15/25 (TIPS) (cost $1,386,551)	1,366	1,410,222

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Indices - 0.1%
Euro STOXX 50 Index Expiration: Oct 2016, Exercise Price: EUR 2,875.00 (a)(b)	660	12,658
FTSE 100 Index Expiration: Oct 2016, Exercise Price: GBP 6,550.00 (a)(b)	100	2,195
Nikkei 225 Index Expiration: Oct 2016, Exercise Price: JPY 16,500.00 (a)(b)	8,000	19,910

		34,763

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust Expiration: Oct 2016, Exercise Price: $ 209.00 (b)(c)	398	30,248

Total Options Purchased - Puts (premiums paid $155,910)		65,011

OPTIONS PURCHASED - CALLS - 0.0%
Options on Funds and Investment Trusts - 0.0%
iShares MSCI Emerging Markets ETF Expiration: Oct 2016, Exercise Price: $ 38.50 (b)(c)	634	15,533
iShares MSCI Emerging Markets ETF Expiration: Oct 2016, Exercise Price: $ 40.00 (b)(c)	438	1,533

Total Options Purchased - Calls (premiums paid $38,409)		17,066

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 55.6%
Investment Companies - 47.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.28% (d)(e) (cost $34,981,657)	34,981,657	$34,981,657

	Principal Amount (000)
U.S. Treasury Bills - 8.1%
U.S. Treasury Bill Zero Coupon 10/06/16-11/25/16 (cost $5,972,752)	5,974	5,972,752

Total Short-Term Investments (cost $40,954,409)		40,954,409

Total Investments - 96.6% (cost $69,689,831) (f)		71,199,422
Other assets less liabilities - 3.4% (g)		2,496,058

Net Assets - 100.0%		$73,695,480

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	12	December 2016	$1,241,989	$1,258,384	$16,395
10 Yr Canadian Bond Futures	4	December 2016	447,159	447,944	785
Euro STOXX 50 Index Futures	101	December 2016	3,406,640	3,396,941	(9,699)
Euro BTP Futures	11	December 2016	1,779,154	1,768,141	(11,013)
FTSE 100 Index Futures	15	December 2016	1,302,400	1,333,252	30,852
Long Gilt Futures	9	December 2016	1,531,904	1,519,411	(12,493)
Mini MSCI EAFE Futures	50	December 2016	4,221,343	4,266,750	45,407
Nikkei 225 (CME) Futures	8	December 2016	678,324	663,800	(14,524)
S&P 500 E Mini Futures	47	December 2016	5,116,377	5,076,940	(39,437)
S&P TSX 60 Index Futures	11	December 2016	1,432,782	1,434,079	1,297
SPI 200 Futures	7	December 2016	694,475	725,399	30,924
TOPIX Index Futures	11	December 2016	1,458,753	1,435,136	(23,617)
U.S. T-Note 2 Yr (CBT) Futures	15	December 2016	3,277,287	3,277,031	(256)
U.S. T-Note 5 Yr (CBT) Futures	27	December 2016	3,281,135	3,280,922	(213)
U.S. T-Note 10 Yr (CBT) Futures	7	December 2016	912,964	917,875	4,911
U.S. Ultra Bond (CBT) Futures	3	December 2016	558,849	551,625	(7,224)

					$12,095

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	GBP	718	USD	956	12/15/16	$23,999
Citibank, NA	JPY	115,781	USD	1,129	12/15/16	(16,686)
Citibank, NA	USD	835	GBP	637	12/15/16	(7,981)
State Street Bank & Trust Co.	AUD	494	USD	379	12/15/16	1,799
State Street Bank & Trust Co.	CHF	444	EUR	406	12/15/16	(1,931)
State Street Bank & Trust Co.	CHF	401	USD	416	12/15/16	1,769
State Street Bank & Trust Co.	EUR	1,311	USD	1,486	12/15/16	8,265
State Street Bank & Trust Co.	HKD	1,141	USD	147	12/15/16	11
State Street Bank & Trust Co.	JPY	116,156	USD	1,139	12/15/16	(10,307)
State Street Bank & Trust Co.	SEK	1,120	USD	134	12/15/16	2,750
State Street Bank & Trust Co.	USD	189	AUD	246	12/15/16	(560)
State Street Bank & Trust Co.	USD	709	EUR	628	12/15/16	(1,051)
State Street Bank & Trust Co.	USD	133	SEK	1,129	12/15/16	(756)

						$(679)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Nikkei 225 Index (a)	8,000	18,000.00	October 2016	$4,363	$(161)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Euro STOXX 50 Index (a)	660	2,725.00	October 2016	$14,724	$(3,176)
FTSE 100 Index (a)	100	6,250.00	October 2016	2,601	(527)
iShares MSCI Emerging Markets ETF (c)	44,000	32.00	October 2016	21,102	(1,320)
iShares MSCI Emerging Markets ETF (c)	19,400	35.50	October 2016	5,812	(3,492)
iShares MSCI Emerging Markets ETF (c)	43,800	35.00	October 2016	15,312	(5,913)
Nikkei 225 Index (a)	8,000	15,625.00	October 2016	6,778	(3,821)
SPDR S&P 500 ETF Trust (c)	39,800	200.00	October 2016	33,813	(7,960)

				$100,142	$(26,209)

(a)	One contract relates to 1 share.
(b)	Non-income producing security.
(c)	One contract relates to 100 shares.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,887,222 and gross unrealized depreciation of investments was $(377,631), resulting in net unrealized appreciation of $1,509,591.
(g)	An amount of U.S. $1,178,210 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

BTP	-	Buoni del Tesoro Poliennali
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

COUNTRY BREAKDOWN*

September 30, 2016 (unaudited)

42.5%	United States
57.5%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Variable Products Series Fund

Global Risk Allocation-Moderate Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$28,752,714		$	– 0	–	$	– 0	–	$28,752,714
Inflation-Linked Securities	– 0	–		1,410,222			– 0	–	1,410,222
Options Purchased - Puts	– 0	–		65,011			– 0	–	65,011
Options Purchased - Calls	– 0	–		17,066			– 0	–	17,066
Short-Term Investments:
Investment Companies	34,981,657			– 0	–		– 0	–	34,981,657
U.S. Treasury Bills	– 0	–		5,972,752			– 0	–	5,972,752

Total Investments in Securities	63,734,371			7,465,051			– 0	–	71,199,422
Other Financial Instruments (a):
Assets:
Futures	68,795			61,776			– 0	–	130,571
Forward Currency Exchange Contracts	– 0	–		38,593			– 0	–	38,593
Liabilities:
Futures	(85,160)			(33,316)			– 0	–	(118,476)
Forward Currency Exchange Contracts	– 0	–		(39,272)			– 0	–	(39,272)
Call Options Written	– 0	–		(161)			– 0	–	(161)
Put Options Written	– 0	–		(26,209)			– 0	–	(26,209)

Total (b)	$63,718,006			$7,466,462		$	– 0	–	$71,184,468

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended September 30, 2016 is as follows:

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$25,515	$34,644	$25,177	$34,982	$71

AB Variable Products Series Fund

Global Thematic Growth Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.1%
Information Technology - 28.1%
Communications Equipment - 2.2%
Palo Alto Networks, Inc. (a)	15,810	$2,519,007

Electronic Equipment, Instruments & Components - 1.1%
TE Connectivity Ltd.	19,030	1,225,151

Internet Software & Services - 8.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	25,640	2,712,456
Alphabet, Inc.-Class C (a)	3,237	2,516,088
Facebook, Inc.-Class A (a)	19,600	2,514,092
Tencent Holdings Ltd.	88,600	2,463,258

		10,205,894

IT Services - 1.9%
Visa, Inc.-Class A	26,460	2,188,242

Semiconductors & Semiconductor Equipment - 7.1%
ams AG (b)	27,570	895,831
Broadcom Ltd.	14,900	2,570,548
Infineon Technologies AG	77,120	1,375,166
NVIDIA Corp.	24,388	1,671,066
NXP Semiconductors NV (a)	17,919	1,827,917

		8,340,528

Software - 4.9%
Fortinet, Inc. (a)	49,233	1,818,174
LINE Corp. (Sponsored ADR) (a)(b)	17,750	859,100
Mobileye NV (a)(b)	37,530	1,597,652
salesforce.com, Inc. (a)	20,772	1,481,667

		5,756,593

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	17,985	2,033,204
Thin Film Electronics ASA (a)(b)	1,183,690	568,193

		2,601,397

		32,836,812

Health Care - 17.7%
Biotechnology - 1.0%
Regeneron Pharmaceuticals, Inc. (a)	3,080	1,238,222

Health Care Equipment & Supplies - 7.4%
Abbott Laboratories	43,170	1,825,659
Cerus Corp. (a)(b)	194,585	1,208,373
Danaher Corp.	19,350	1,516,846
Essilor International SA	18,067	2,330,561
West Pharmaceutical Services, Inc.	23,950	1,784,275

		8,665,714

Health Care Providers & Services - 4.5%
Cardinal Health, Inc.	20,880	1,622,376
HealthEquity, Inc. (a)	32,972	1,247,990
UnitedHealth Group, Inc.	16,790	2,350,600

		5,220,966

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 3.0%
Bruker Corp.	63,520	$1,438,728
Quintiles Transnational Holdings, Inc. (a)	25,078	2,032,823

		3,471,551

Pharmaceuticals - 1.8%
Roche Holding AG	8,340	2,072,477

		20,668,930

Financials - 16.0%
Capital Markets - 8.8%
Affiliated Managers Group, Inc. (a)	6,890	996,983
Charles Schwab Corp. (The)	57,940	1,829,166
Flow Traders (c)	21,245	645,434
Intercontinental Exchange, Inc.	6,070	1,635,015
London Stock Exchange Group PLC	28,020	1,015,373
Partners Group Holding AG	6,200	3,132,461
WisdomTree Investments, Inc. (b)	98,356	1,012,083

		10,266,515

Consumer Finance - 2.5%
Bharat Financial Inclusion Ltd. (a)	132,660	1,762,014
Gentera SAB de CV	625,410	1,129,881

		2,891,895

Insurance - 2.8%
AIA Group Ltd.	384,200	2,583,646
St James’s Place PLC	53,270	653,892

		3,237,538

Thrifts & Mortgage Finance - 1.9%
Housing Development Finance Corp., Ltd.	106,730	2,241,072

		18,637,020

Consumer Discretionary - 13.1%
Auto Components - 1.9%
Delphi Automotive PLC	30,510	2,175,973

Diversified Consumer Services - 1.6%
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	40,720	1,887,779

Hotels, Restaurants & Leisure - 1.4%
Starbucks Corp.	29,570	1,600,920

Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc. (a)	1,873	1,568,282
Ctrip.com International Ltd. (ADR) (a)	39,630	1,845,569
Netflix, Inc. (a)	15,550	1,532,452

		4,946,303

Company	Shares	U.S. $ Value
Multiline Retail - 1.0%
Matahari Department Store Tbk PT	831,500	$1,180,674

Textiles, Apparel & Luxury Goods - 3.0%
NIKE, Inc.-Class B	31,140	1,639,521
Pandora A/S	11,070	1,340,794
Samsonite International SA	156,300	500,926

		3,481,241

		15,272,890

Consumer Staples - 9.7%
Beverages - 1.6%
Anheuser-Busch InBev SA/NV	13,890	1,826,643

Food & Staples Retailing - 1.4%
CVS Health Corp.	19,180	1,706,828

Food Products - 3.6%
Danone SA	18,720	1,390,013
Mead Johnson Nutrition Co.-Class A	13,690	1,081,647
Nestle SA (REG)	21,480	1,696,148

		4,167,808

Household Products - 3.1%
Reckitt Benckiser Group PLC	17,320	1,630,588
Unicharm Corp.	76,700	1,990,176

		3,620,764

		11,322,043

Industrials - 7.6%
Aerospace & Defense - 1.5%
Hexcel Corp.	38,869	1,721,897

Building Products - 0.9%
Kingspan Group PLC	40,470	1,090,177

Commercial Services & Supplies - 0.6%
China Everbright International Ltd.	571,000	684,573

Electrical Equipment - 1.7%
Vestas Wind Systems A/S	24,860	2,053,523

Industrial Conglomerates - 1.3%
Siemens AG (REG)	12,620	1,479,824

Machinery - 1.6%
Xylem, Inc./NY	34,940	1,832,603

		8,862,597

Utilities - 2.0%
Water Utilities - 2.0%
American Water Works Co., Inc.	16,679	1,248,256
Beijing Enterprises Water Group Ltd. (a)(b)	1,580,000	1,077,124

		2,325,380

Materials - 1.7%
Chemicals - 1.7%
Ecolab, Inc.	16,590	2,019,335

Company		Shares	U.S. $ Value
Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Ayala Land, Inc.		1,660,600	$1,351,581

Total Common Stocks (cost $92,510,287)			113,296,588

WARRANTS - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Thin Film Electronics ASA, expiring 7/14/18 (a)(d)(e) (cost $0)		591,845	0^

		Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.5%
Time Deposit - 2.5%
State Street Time Deposit 0.01%, 10/03/16 (cost $2,930,804)	U.S.$	2,931	2,930,804

Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $95,441,091)			116,227,392

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%
Investment Companies - 4.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.28% (f)(g) (cost $5,652,356)		5,652,356	5,652,356

Total Investments - 104.4% (cost $101,093,447) (h)			121,879,748
Other assets less liabilities - (4.4)%			(5,157,380)

Net Assets - 100.0%			$116,722,368

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CNY	36,762	USD	5,469	12/15/16	$(16,112)
Barclays Bank PLC	HKD	12,806	USD	1,652	12/15/16	232
Barclays Bank PLC	USD	360	NOK	2,972	12/15/16	11,618
Barclays Bank PLC	USD	1,487	TWD	46,930	12/15/16	20,519
Citibank, NA	USD	2,814	AUD	3,661	12/15/16	(16,933)
Citibank, NA	USD	3,333	CAD	4,303	12/15/16	(50,964)
Citibank, NA	USD	2,571	GBP	1,931	12/15/16	(64,544)
Citibank, NA	USD	1,093	SEK	9,126	12/15/16	(25,329)
Morgan Stanley & Co., Inc.	USD	822	GBP	622	12/15/16	(14,651)
Royal Bank of Scotland PLC	USD	523	GBP	395	12/15/16	(9,919)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	AUD	153	USD	114	12/15/16	$(2,486)
State Street Bank & Trust Co.	CAD	345	USD	263	12/15/16	(456)
State Street Bank & Trust Co.	CHF	3,136	USD	3,256	12/15/16	13,833
State Street Bank & Trust Co.	EUR	2,925	USD	3,312	12/15/16	15,204
State Street Bank & Trust Co.	JPY	19,788	USD	194	12/15/16	(1,798)
State Street Bank & Trust Co.	NOK	2,972	USD	364	12/15/16	(7,499)
State Street Bank & Trust Co.	USD	5,605	JPY	571,728	12/15/16	50,732
State Street Bank & Trust Co.	USD	373	JPY	37,384	12/15/16	(3,517)

						$(102,070)

^	Less than $0.50.

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the market value of this security amounted to $645,434 or 0.6% of net assets.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,603,416 and gross unrealized depreciation of investments was $(2,817,115), resulting in net unrealized appreciation of $20,786,301.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

September 30, 2016 (unaudited)

48.6%	United States
9.2%	China
7.0%	Switzerland
4.7%	United Kingdom
3.4%	India
3.2%	France
2.9%	Denmark
2.5%	Germany
2.5%	Japan
2.2%	Hong Kong
2.2%	Singapore
2.1%	Netherlands
1.6%	Belgium
5.4%	Other
2.5%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Austria, Indonesia, Ireland, Mexico, Norway and Philippines.

AB Variable Products Series Fund

Global Thematic Growth Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$27,534,364		$5,302,448		$	– 0	–	$32,836,812
Health Care	16,265,892		4,403,038			– 0	–	20,668,930
Financials	6,603,128		12,033,892			– 0	–	18,637,020
Consumer Discretionary	12,250,496		3,022,394			– 0	–	15,272,890
Consumer Staples	2,788,475		8,533,568			– 0	–	11,322,043
Industrials	4,644,677		4,217,920			– 0	–	8,862,597
Utilities	1,248,256		1,077,124			– 0	–	2,325,380
Materials	2,019,335		– 0	–		– 0	–	2,019,335
Real Estate	– 0	–	1,351,581			– 0	–	1,351,581
Warrants	– 0	–	– 0	–		– 0	–(a)	– 0	–(a)
Short-Term Investments	– 0	–	2,930,804			– 0	–	2,930,804
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,652,356		– 0	–		– 0	–	5,652,356

Total Investments in Securities	79,006,979		42,872,769			– 0	–	121,879,748

Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	112,138			– 0	–	112,138
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(214,208)			– 0	–	(214,208)

Total (c)	$79,006,979		$42,770,699		$	– 0	–	$121,777,678

(a)	Less than $0.50.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Total
Balance as of 12/31/15	$	– 0	–(a)	$	– 0	–(a)
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 9/30/16	$	– 0	–(a)	$	– 0	–(a)

Net change in unrealized appreciation/depreciation from investments held as of 9/30/16	$	– 0	–	$	– 0	–

(a)	Amount less than $0.50.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$0	$25,275	$19,623	$5,652	$4,462

AB Government Exchange Reserves

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$6,022	$29,877	$35,899	$0	$9,972

AB Variable Products Series Fund

Growth Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Information Technology - 39.0%
Communications Equipment - 2.0%
Arista Networks, Inc. (a)	9,890	$841,441
Palo Alto Networks, Inc. (a)	3,100	493,923

		1,335,364

Internet Software & Services - 14.5%
Alphabet, Inc.-Class A (a)	1,159	931,906
Alphabet, Inc.-Class C (a)	5,255	4,084,659
CoStar Group, Inc. (a)	2,070	448,217
Facebook, Inc.-Class A (a)	31,567	4,049,099

		9,513,881

IT Services - 7.0%
Cognizant Technology Solutions Corp.-Class A (a)	9,330	445,134
Vantiv, Inc.-Class A (a)	13,570	763,584
Visa, Inc.-Class A	41,420	3,425,434

		4,634,152

Semiconductors & Semiconductor Equipment - 5.2%
NVIDIA Corp.	24,040	1,647,221
Texas Instruments, Inc.	5,370	376,867
Xilinx, Inc.	25,230	1,370,998

		3,395,086

Software - 6.5%
Adobe Systems, Inc. (a)	14,500	1,573,830
HubSpot, Inc. (a)	7,760	447,131
Microsoft Corp.	15,736	906,394
ServiceNow, Inc. (a)	10,207	807,884
Ultimate Software Group, Inc. (The) (a)	2,826	577,606

		4,312,845

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	21,945	2,480,882

		25,672,210

Consumer Discretionary - 22.2%
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	8,610	575,923

Hotels, Restaurants & Leisure - 4.4%
Buffalo Wild Wings, Inc. (a)	2,450	344,813
Chipotle Mexican Grill, Inc.-Class A (a)	980	415,030
Planet Fitness, Inc. (a)(b)	21,210	425,685
Starbucks Corp.	31,770	1,720,028

		2,905,556

Internet & Direct Marketing Retail - 1.9%
Priceline Group, Inc. (The) (a)	867	1,275,782

Company	Shares	U.S. $ Value
Media - 3.8%
AMC Networks, Inc.-Class A (a)	16,677	$864,869
Comcast Corp.-Class A	24,765	1,642,910

		2,507,779

Multiline Retail - 1.9%
Dollar Tree, Inc. (a)	15,460	1,220,258

Specialty Retail - 6.9%
Five Below, Inc. (a)	15,569	627,275
Home Depot, Inc. (The)	18,529	2,384,312
O’Reilly Automotive, Inc. (a)	886	248,177
Tractor Supply Co.	6,540	440,469
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,612	859,584

		4,559,817

Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc.-Class B	30,062	1,582,764

		14,627,879

Health Care - 19.0%
Biotechnology - 7.2%
Alexion Pharmaceuticals, Inc. (a)	13,250	1,623,655
Biogen, Inc. (a)	6,684	2,092,292
Gilead Sciences, Inc.	12,590	996,121

		4,712,068

Health Care Equipment & Supplies - 6.1%
Align Technology, Inc. (a)	5,883	551,531
Danaher Corp.	6,706	525,683
DexCom, Inc. (a)	4,750	416,385
Edwards Lifesciences Corp. (a)	4,660	561,810
Intuitive Surgical, Inc. (a)	2,720	1,971,538

		4,026,947

Health Care Providers & Services - 4.8%
Premier, Inc.-Class A (a)	16,107	520,900
UnitedHealth Group, Inc.	18,878	2,642,920

		3,163,820

Health Care Technology - 0.9%
Cerner Corp. (a)	9,490	586,008

		12,488,843

Consumer Staples - 10.0%
Beverages - 2.8%
Monster Beverage Corp. (a)	12,576	1,846,282

Food & Staples Retailing - 6.3%
Costco Wholesale Corp.	10,555	1,609,743
CVS Health Corp.	28,330	2,521,087

		4,130,830

Company	Shares	U.S. $ Value
Personal Products - 0.9%
Estee Lauder Cos., Inc. (The)-Class A	6,777	$600,171

		6,577,283

Industrials - 7.3%
Aerospace & Defense - 2.1%
Hexcel Corp.	9,800	434,140
Rockwell Collins, Inc.	11,430	964,006

		1,398,146

Building Products - 1.8%
Allegion PLC	11,330	780,750
AO Smith Corp.	4,230	417,882

		1,198,632

Electrical Equipment - 1.2%
Acuity Brands, Inc.	2,990	791,154

Industrial Conglomerates - 1.0%
3M Co.	3,750	660,863

Machinery - 1.2%
IDEX Corp.	8,490	794,409

		4,843,204

Financials - 0.8%
Capital Markets - 0.8%
MarketAxess Holdings, Inc.	3,040	503,394

Total Common Stocks (cost $46,117,759)		64,712,813

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.1%
Time Deposit - 2.1%
State Street Bank & Trust Co. 0.01%, 10/03/16 (cost $1,385,633)	$1,386	1,385,633

Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $47,503,392)		66,098,446

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.28% (c)(d) (cost $434,805)	434,805	$434,805

Total Investments - 101.1% (cost $47,938,197) (e)		66,533,251
Other assets less liabilities - (1.1)%		(724,976)

Net Assets - 100.0%		$65,808,275

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,443,756 and gross unrealized depreciation of investments was $(848,702), resulting in net unrealized appreciation of $18,595,054.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund

Growth Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$64,712,813		$	– 0	–	$	– 0	–	$64,712,813
Short-Term Investments	– 0	–		1,385,633			– 0	–	1,385,633
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	434,805			– 0	–		– 0	–	434,805

Total Investments in Securities	65,147,618			1,385,633			– 0	–	66,533,251

Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$65,147,618			$1,385,633		$	– 0	–	$66,533,251

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$0	$1,082	$647	$435	$182

AB Government Exchange Reserves

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$1,065	$3,828	$4,893	$0	$1,361

AB Variable Products Series Fund, Inc.

Growth and Income Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.6%
Financials - 23.8%
Banks - 10.3%
Citigroup, Inc.	613,690	$28,984,579
JPMorgan Chase & Co.	725,020	48,279,082
Wells Fargo & Co.	576,330	25,519,892

		102,783,553

Capital Markets - 4.3%
Goldman Sachs Group, Inc. (The)	133,560	21,539,221
Northern Trust Corp.	131,490	8,940,005
TD Ameritrade Holding Corp.	293,320	10,336,597
Virtu Financial, Inc.-Class A	149,462	2,237,446

		43,053,269

Consumer Finance - 0.9%
Capital One Financial Corp.	121,950	8,759,669

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc.-Class B (a)	142,222	20,546,812

Insurance - 6.3%
Allstate Corp. (The)	348,100	24,081,558
Chubb Ltd. (b)	186,930	23,487,755
FNF Group	232,720	8,589,695
Validus Holdings Ltd.	135,459	6,748,567

		62,907,575

		238,050,878

Health Care - 17.1%
Biotechnology - 6.3%
Biogen, Inc. (a)	98,040	30,689,461
Gilead Sciences, Inc.	404,860	32,032,523

		62,721,984

Health Care Providers & Services - 7.2%
Aetna, Inc.	295,570	34,123,556
Cigna Corp.	121,910	15,887,311
Express Scripts Holding Co. (a)	122,250	8,622,293
UnitedHealth Group, Inc.	97,530	13,654,200

		72,287,360

Pharmaceuticals - 3.6%
Pfizer, Inc.	1,079,080	36,548,440

		171,557,784

Information Technology - 16.6%
Communications Equipment - 2.8%
Cisco Systems, Inc.	692,510	21,966,417
F5 Networks, Inc. (a)	48,430	6,036,315

		28,002,732

Electronic Equipment, Instruments & Components - 0.4%
Flex Ltd. (a)	290,090	3,951,026

Company	Shares	U.S. $ Value
Internet Software & Services - 0.5%
Rackspace Hosting, Inc. (a)	159,779	$5,063,397

IT Services - 2.6%
International Business Machines Corp.	164,930	26,199,130

Semiconductors & Semiconductor Equipment - 4.4%
Intel Corp.	755,652	28,525,863
Xilinx, Inc.	293,520	15,949,877

		44,475,740

Software - 3.5%
Activision Blizzard, Inc.	142,351	6,306,149
Check Point Software Technologies Ltd. (a)	45,071	3,497,960
Citrix Systems, Inc. (a)	69,120	5,890,407
Microsoft Corp.	329,070	18,954,432

		34,648,948

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	210,645	23,813,417

		166,154,390

Industrials - 11.3%
Aerospace & Defense - 5.5%
Boeing Co. (The)	106,230	13,994,740
General Dynamics Corp.	97,640	15,149,822
Raytheon Co.	194,880	26,529,015

		55,673,577

Airlines - 0.9%
Delta Air Lines, Inc.	224,630	8,841,437

Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	111,600	5,771,952

Electrical Equipment - 1.7%
EnerSys	144,739	10,014,492
Hubbell, Inc.	64,950	6,997,713

		17,012,205

Industrial Conglomerates - 1.6%
Carlisle Cos., Inc.	91,429	9,377,873
Honeywell International, Inc.	58,460	6,815,851

		16,193,724

Machinery - 1.0%
Parker-Hannifin Corp.	78,359	9,836,405

		113,329,300

Consumer Discretionary - 11.0%
Auto Components - 2.3%
BorgWarner, Inc.	109,990	3,869,448
Delphi Automotive PLC	53,710	3,830,597
Johnson Controls International PLC	341,693	15,898,976

		23,599,021

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	84,640	$5,698,811

Household Durables - 0.8%
DR Horton, Inc.	264,520	7,988,504

Internet & Direct Marketing Retail - 1.3%
Liberty Interactive Corp. QVC Group-Class A (a)	439,728	8,798,957
Liberty TripAdvisor Holdings, Inc.-Class A (a)	203,147	4,438,762

		13,237,719

Leisure Products - 0.6%
Vista Outdoor, Inc. (a)	150,230	5,988,168

Media - 4.6%
Comcast Corp.-Class A	192,480	12,769,123
Discovery Communications, Inc.-Class A (a)	561,400	15,112,888
Interpublic Group of Cos., Inc. (The)	169,650	3,791,678
Time Warner, Inc.	176,240	14,030,466

		45,704,155

Specialty Retail - 0.8%
Lowe’s Cos., Inc.	109,660	7,918,549

		110,134,927

Consumer Staples - 5.1%
Beverages - 1.1%
PepsiCo, Inc.	101,670	11,058,646

Food & Staples Retailing - 4.0%
CVS Health Corp.	171,561	15,267,213
Wal-Mart Stores, Inc.	337,057	24,308,551

		39,575,764

		50,634,410

Energy - 4.9%
Energy Equipment & Services - 3.1%
Dril-Quip, Inc. (a)	159,520	8,891,645
Helmerich & Payne, Inc. (b)	117,320	7,895,636
National Oilwell Varco, Inc.	177,250	6,512,165
Oil States International, Inc. (a)	240,256	7,584,882

		30,884,328

Oil, Gas & Consumable Fuels - 1.8%
Exxon Mobil Corp.	212,750	18,568,820

		49,453,148

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	301,035	15,647,799

Materials - 0.2%
Metals & Mining - 0.2%
Reliance Steel & Aluminum Co.	26,010	1,873,500

	Principal Amount (000)	U.S. $ Value
Total Common Stocks (cost $814,651,741)		$916,836,136

SHORT-TERM INVESTMENTS - 7.8%
Time Deposit - 7.8%
State Street Time Deposit 0.01%, 10/03/16 (cost $77,613,733)	$77,614	77,613,733

Total Investments Before Security Lending Collateral for Securities Loaned - 99.4% (cost $892,265,474)		994,449,869

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.28% (c)(d) (cost $13,419,491)	13,419,491	13,419,491

Total Investments - 100.7% (cost $905,684,965) (e)		1,007,869,360
Other assets less liabilities - (0.7)%		(6,982,698)

Net Assets - 100.0%		$1,000,886,662

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $114,477,866 and gross unrealized depreciation of investments was $(12,293,471), resulting in net unrealized appreciation of $102,184,395.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund

Growth and Income Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$916,836,136		$	– 0	–	$	– 0	–	$916,836,136
Short-Term Investments	– 0	–		77,613,733			– 0	–	77,613,733
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	13,419,491			– 0	–		– 0	–	13,419,491

Total Investments in Securities	930,255,627			77,613,733			– 0	–	1,007,869,360

Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$930,255,627			$77,613,733		$	– 0	–	$1,007,869,360

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Government Exchange Reserves

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$5,671	$20,543	$26,214	$0	$6,979

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$0	$25,252	$11,833	$13,419	$2,015

AB Variable Products Series Fund

Intermediate Bond Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 29.1%
Industrial - 20.3%
Basic - 1.4%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	15	$16,176
Dow Chemical Co. (The)
8.55%, 5/15/19		86	100,865
Eastman Chemical Co.
3.80%, 3/15/25		65	68,805
Glencore Funding LLC
4.125%, 5/30/23 (a)		58	57,710
International Paper Co.
4.75%, 2/15/22		45	50,121
LyondellBasell Industries NV
5.75%, 4/15/24		200	238,543
Mosaic Co. (The)
5.625%, 11/15/43		53	56,907
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		260	258,050
Vale Overseas Ltd.
6.875%, 11/21/36		40	38,880

			886,057

Capital Goods - 0.2%
General Electric Co.
Series D
5.00%, 1/21/21 (b)		40	42,538
Yamana Gold, Inc.
4.95%, 7/15/24		81	83,671

			126,209

Communications - Media - 3.0%
21st Century Fox America, Inc.
4.00%, 10/01/23		64	70,310
4.50%, 2/15/21		300	332,650
CBS Corp.
3.50%, 1/15/25		190	195,395
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25 (a)		135	148,912
Cox Communications, Inc.
2.95%, 6/30/23 (a)		51	50,289
Discovery Communications LLC
3.45%, 3/15/25		105	103,795
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(b)		128	136,640
S&P Global, Inc.
4.40%, 2/15/26		127	141,914
TCI Communications, Inc.
7.875%, 2/15/26		115	163,436
Time Warner Cable LLC
4.125%, 2/15/21		200	212,290
Time Warner, Inc.
3.55%, 6/01/24		114	121,111
7.625%, 4/15/31		69	97,827

		Principal Amount (000)	U.S. $ Value
Viacom, Inc.
5.625%, 9/15/19	U.S.$	60	$65,585

			1,840,154

Communications - Telecommunications - 2.3%
American Tower Corp.
5.05%, 9/01/20		260	287,449
AT&T, Inc.
3.40%, 5/15/25		270	277,400
3.80%, 3/15/22		57	61,052
4.75%, 5/15/46		69	72,205
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	27	22,672
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	120	136,267
Verizon Communications, Inc.
3.50%, 11/01/24		393	419,202
3.85%, 11/01/42		89	84,712
4.862%, 8/21/46		40	44,803

			1,405,762

Consumer Cyclical - Automotive - 1.3%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		455	519,387
General Motors Co.
3.50%, 10/02/18		80	82,468
General Motors Financial Co., Inc.
3.10%, 1/15/19		110	112,126
3.25%, 5/15/18		9	9,159
4.00%, 1/15/25		23	23,217
4.30%, 7/13/25		30	30,908

			777,265

Consumer Cyclical - Retailers - 0.7%
CVS Health Corp.
3.875%, 7/20/25		124	134,989
Kohl’s Corp.
5.55%, 7/17/45		95	93,148
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		195	209,319

			437,456

Consumer Non-Cyclical - 4.8%
AbbVie, Inc.
3.60%, 5/14/25		97	101,390
Actavis Funding SCS
3.80%, 3/15/25		165	174,628
3.85%, 6/15/24		54	57,397
Altria Group, Inc.
2.625%, 1/14/20		195	201,727
AstraZeneca PLC
6.45%, 9/15/37		50	69,723
Baxalta, Inc.
5.25%, 6/23/45		75	88,730
Bayer US Finance LLC
3.375%, 10/08/24 (a)		200	206,501

		Principal Amount (000)	U.S. $ Value
Becton Dickinson and Co.
3.734%, 12/15/24	U.S.$	85	$92,184
Biogen, Inc.
4.05%, 9/15/25		144	156,780
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		2	2,344
Celgene Corp.
3.875%, 8/15/25		155	165,727
Gilead Sciences, Inc.
3.65%, 3/01/26		69	74,266
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		201	208,306
Kraft Heinz Foods Co.
2.80%, 7/02/20		70	72,543
3.50%, 7/15/22		94	99,892
Laboratory Corp. of America Holdings
3.60%, 2/01/25		60	63,026
Medtronic, Inc.
3.50%, 3/15/25		195	209,989
Newell Brands, Inc.
3.15%, 4/01/21		165	171,907
3.85%, 4/01/23		49	52,159
Perrigo Finance Unlimited Co.
3.50%, 12/15/21		200	206,730
Reynolds American, Inc.
5.85%, 8/15/45		44	57,205
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		122	122,313
3.15%, 10/01/26		86	86,398
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		78	84,752
Tyson Foods, Inc.
2.65%, 8/15/19		39	39,990
3.95%, 8/15/24		123	132,756

			2,999,363

Energy - 4.0%
Encana Corp.
3.90%, 11/15/21		45	45,089
Energy Transfer Partners LP
7.50%, 7/01/38		149	170,851
EnLink Midstream Partners LP
5.05%, 4/01/45		125	110,653
Enterprise Products Operating LLC
3.70%, 2/15/26		161	165,735
5.20%, 9/01/20		55	61,412
Halliburton Co.
5.00%, 11/15/45		170	185,556
Hess Corp.
4.30%, 4/01/27		109	109,849
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		321	335,337
4.15%, 3/01/22		89	93,398
Noble Energy, Inc.
3.90%, 11/15/24		107	109,130
8.25%, 3/01/19		238	272,282

		Principal Amount (000)	U.S. $ Value
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	U.S.$	137	$132,747
Schlumberger Holdings Corp.
3.625%, 12/21/22 (a)		165	176,873
TransCanada PipeLines Ltd.
6.35%, 5/15/67		235	186,943
Valero Energy Corp.
6.125%, 2/01/20		177	199,713
Williams Partners LP
4.125%, 11/15/20		97	100,817

			2,456,385

Other Industrial - 0.3%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)		200	200,137

Services - 0.1%
eBay, Inc.
3.80%, 3/09/22		45	48,122

Technology - 2.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.45%, 6/15/23 (a)		160	171,433
Fidelity National Information Services, Inc.
3.50%, 4/15/23		24	25,183
5.00%, 10/15/25		2	2,281
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)		170	181,442
HP, Inc.
4.65%, 12/09/21		107	117,284
KLA-Tencor Corp.
4.65%, 11/01/24		134	147,252
Lam Research Corp.
2.80%, 6/15/21		39	40,030
Micron Technology, Inc.
7.50%, 9/15/23 (a)		41	45,541
Motorola Solutions, Inc.
3.50%, 3/01/23		82	81,588
7.50%, 5/15/25		23	27,825
Seagate HDD Cayman
4.75%, 1/01/25		75	70,875
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		205	212,361
Total System Services, Inc.
2.375%, 6/01/18		74	74,606
3.75%, 6/01/23		69	70,806
Western Digital Corp.
7.375%, 4/01/23 (a)		89	97,900

			1,366,407

			12,543,317

		Principal Amount (000)	U.S. $ Value
Financial Institutions - 7.3%
Banking - 5.1%
Compass Bank
5.50%, 4/01/20	U.S.$	250	$268,016
Cooperatieve Rabobank UA
4.375%, 8/04/25		250	263,819
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 4/17/26 (a)		255	267,746
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		118	117,632
3.75%, 5/22/25		53	55,654
3.85%, 7/08/24		210	222,966
Series D
6.00%, 6/15/20		195	221,786
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		200	216,927
Morgan Stanley
5.625%, 9/23/19		143	158,367
Murray Street Investment Trust I
4.647%, 3/09/17		27	27,273
Nationwide Building Society
6.25%, 2/25/20 (a)		230	261,229
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(b)		90	90,039
Santander Issuances SAU
5.179%, 11/19/25		200	203,770
Societe Generale SA
4.25%, 8/19/26 (a)		210	208,878
Standard Chartered PLC
6.409%, 1/30/17 (a)(b)		100	97,000
UBS AG/Stamford CT
7.625%, 8/17/22		250	291,250
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)		200	209,919

			3,182,271

Finance - 0.7%
AerCap Aviation Solutions BV
6.375%, 5/30/17		200	205,396
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		155	182,665
International Lease Finance Corp.
5.875%, 4/01/19		55	58,919

			446,980

Insurance - 1.1%
American International Group, Inc.
4.875%, 6/01/22		75	84,386
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		200	222,977
Lincoln National Corp.
8.75%, 7/01/19		113	133,008
MetLife, Inc.
10.75%, 8/01/39		85	136,221
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		55	86,718

			663,310

		Principal Amount (000)	U.S. $ Value
REITS - 0.4%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23	U.S.$	6	$6,076
Welltower, Inc.
5.25%, 1/15/22		183	207,396

			213,472

			4,506,033

Utility - 1.5%
Electric - 1.0%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		170	225,801
CMS Energy Corp.
5.05%, 3/15/22		37	42,209
Constellation Energy Group, Inc.
5.15%, 12/01/20		64	71,165
Entergy Corp.
4.00%, 7/15/22		125	135,597
Exelon Corp.
5.10%, 6/15/45		45	52,210
Exelon Generation Co. LLC
4.25%, 6/15/22		78	83,710

			610,692

Natural Gas - 0.5%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		305	334,622

			945,314

Total Corporates - Investment Grade (cost $16,888,455)			17,994,664

MORTGAGE PASS-THROUGHS - 18.5%
Agency Fixed Rate 15-Year - 2.6%
Federal National Mortgage Association
2.50%, 11/01/31, TBA		1,038	1,073,207
3.50%, 1/12/30		521	552,053

			1,625,260

Agency Fixed Rate 30-Year - 15.9%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		118	133,931
Series 2007
5.50%, 7/01/35		33	36,964
Federal National Mortgage Association
3.00%, 11/01/46, TBA		665	689,582
3.50%, 11/01/46, TBA		1,225	1,291,059
3.50%, 5/01/42-9/01/45		2,808	3,020,017
4.00%, 11/25/46, TBA		910	976,188

		Principal Amount (000)	U.S. $ Value
4.00%, 11/01/45	U.S.$	189	$202,550
4.50%, 11/25/46, TBA		1,533	1,677,132
Series 2003
5.50%, 4/01/33-7/01/33		109	123,640
Series 2004
5.50%, 4/01/34-11/01/34		97	110,668
Series 2005
5.50%, 2/01/35		118	133,785
Government National Mortgage Association
3.00%, 7/20/45-11/01/46		340	355,479
3.50%, 3/20/45-11/20/45		998	1,060,898
Series 1994
9.00%, 9/15/24		1	1,474

			9,813,367

Total Mortgage Pass-Throughs (cost $11,272,238)			11,438,627

ASSET-BACKED SECURITIES - 14.0%
Autos - Fixed Rate - 7.4%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		174	174,549
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		259	260,025
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		14	13,901
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		288	293,852
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		100	102,585
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		259	259,368
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		122	122,376
Series 2015-2, Class A3
1.31%, 8/15/19		118	117,991
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		60	60,244
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		168	168,864
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		64	64,527
Series 2014-B, Class A
1.11%, 11/15/18 (a)		17	16,532
Drive Auto Receivables Trust
Series 2016-AA, Class A2A
1.50%, 3/15/18 (a)		8	7,830

		Principal Amount (000)	U.S. $ Value
Enterprise Fleet Financing LLC
Series 2014-2, Class A2
1.05%, 3/20/20 (a)	U.S.$	82	$81,604
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		162	161,390
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		165	165,557
Flagship Credit Auto Trust
Series 2016-3, Class A1
1.61%, 12/15/19 (a)		119	119,202
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		100	99,878
Series 2014-2, Class A
2.31%, 4/15/26 (a)		257	263,404
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		198	200,134
Series 2016-1, Class A1
1.76%, 2/15/21		131	131,837
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		232	233,263
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		128	128,395
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		137	137,278
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		485	483,690
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)		32	32,133
Series 2015-B, Class A3
1.40%, 11/15/18 (a)		126	126,133
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		128	128,159
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		202	202,360
Santander Drive Auto Receivables Trust
Series 2015-3, Class A2A
1.02%, 9/17/18		11	10,796
Series 2015- 4, Class A2A
1.20%, 12/17/18		31	31,103
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (a)		18	18,290
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)		62	62,304
Series 2016-2A, Class A2
1.57%, 6/17/19 (a)		88	87,907

			4,567,461

		Principal Amount (000)	U.S. $ Value
Credit Cards - Fixed Rate - 2.1%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20	U.S.$	161	$161,308
Barclays Dryrock Issuance Trust
Series 2015-2, Class A
1.56%, 3/15/21		183	184,026
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		242	245,967
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		232	236,074
Series 2015-3, Class A
1.74%, 9/15/21		173	174,254
Series 2016-1, Class A
2.04%, 3/15/22		130	131,766
World Financial Network Credit Card Master Trust
Series 2016-B, Class A
1.44%, 6/15/22		137	137,007

			1,270,402

Autos - Floating Rate - 1.7%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.024% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(c)		214	214,201
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
1.068% (LIBOR 1 Month + 0.55%), 12/10/27 (a)(c)		34	34,420
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
1.274% (LIBOR 1 Month + 0.75%), 10/25/19 (a)(c)		197	197,049
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
2.032% (LIBOR 1 Month + 1.50%), 10/20/20 (a)(c)		197	197,000
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.882% (LIBOR 1 Month + 0.35%), 7/22/19 (a)(c)		70	69,849
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.912% (LIBOR 1 Month + 0.38%), 7/20/19 (c)		120	119,962
Series 2015-1, Class A
1.032% (LIBOR 1 Month + 0.50%), 1/20/20 (c)		227	226,485

			1,058,966

		Principal Amount (000)	U.S. $ Value
Other ABS - Fixed Rate - 1.6%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (a)	U.S.$	50	$50,137
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		101	101,434
Series 2015-A, Class A4
1.85%, 4/15/21		134	135,202
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (a)		119	119,078
Series 2015-2, Class A2A
1.42%, 12/22/17 (a)		85	84,917
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (a)		116	116,441
SBA Tower Trust
3.156%, 10/15/20 (a)		147	148,429
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)		127	127,615
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (a)		129	131,088

			1,014,341

Credit Cards - Floating Rate - 1.0%
Cabela’s Credit Card Master Note Trust
Series 2014-1, Class A
0.874% (LIBOR 1 Month + 0.35%), 3/16/20 (c)		205	205,000
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.874% (LIBOR 1 Month + 0.35%), 8/17/20 (c)		263	263,732
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.004% (LIBOR 1 Month + 0.48%), 2/15/22 (c)		150	150,286

			619,018

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		70	70,363

		Principal Amount (000)	U.S. $ Value
Home Equity Loans - Floating Rate - 0.1%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
1.65% (LIBOR 1 Month + 1.13%), 12/25/32 (c)	U.S.$	35	$34,083

Total Asset-Backed Securities (cost $8,593,819)			8,634,634

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.2%
Non-Agency Fixed Rate CMBS - 9.4%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51		78	79,530
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		24	24,243
Series 2006-PW14, Class A4
5.201%, 12/11/38		129	128,797
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		200	207,187
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		260	275,988
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
5.039%, 9/10/45 (a)		128	121,251
Series 2015-GC27, Class A5
3.137%, 2/10/48		144	150,534
Series 2016-C1, Class A4
3.209%, 5/10/49		192	202,201
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.954%, 5/15/46		154	157,549
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		29	29,082
Series 2007-GG9, Class A4
5.444%, 3/10/39		308	308,603
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		91	91,011
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class A3
5.542%, 1/15/49		7	7,282
Series 2007-C3, Class AM
5.881%, 6/15/39		95	95,055
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		189	206,549
Series 2015-C4, Class A4
3.808%, 11/15/48		150	164,209

		Principal Amount (000)	U.S. $ Value
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.884%, 11/10/46 (a)	U.S.$	100	$106,706
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		249	254,073
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.988%, 8/10/45		113	114,246
Series 2012-GC6, Class D
5.847%, 1/10/45 (a)		157	155,990
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		136	140,168
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class AJ
5.48%, 5/15/45		10	9,614
Series 2006-LDP9, Class AM
5.372%, 5/15/47		76	75,833
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		109	110,360
Series 2011-C5, Class D
5.562%, 8/15/46 (a)		100	103,271
Series 2012-C6, Class E
5.364%, 5/15/45 (a)		132	126,881
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		206	226,091
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		52	48,152
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		159	159,319
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AJ
5.802%, 8/12/43		5	4,578
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49		966	995,180
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4
3.055%, 10/10/48		121	125,076
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		60	62,790
Series 2012-C4, Class A5
2.85%, 12/10/45		112	116,905
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		10	10,023
Series 2007-C32, Class A3
5.889%, 6/15/49		125	126,956
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS6, Class C
4.452%, 11/15/49		100	100,088

		Principal Amount (000)	U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46	U.S.$	233	$247,804
Series 2014-C20, Class A2
3.036%, 5/15/47		125	129,817

			5,798,992

Non-Agency Floating Rate CMBS - 1.8%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51 (d)		298	305,003
Commercial Mortgage Trust
Series 2014-SAVA, Class A
1.675% (LIBOR 1 Month + 1.15%), 6/15/34 (a)(c)		53	52,883
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.444% (LIBOR 1 Month + 0.92%), 6/15/29 (a)(c)		201	199,932
Series 2015-SGP, Class A
2.224% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(c)		138	137,690
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.58% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(c)		50	49,886
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.744% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(c)		196	193,963
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class A
1.858% (LIBOR 1 Month + 1.35%), 6/15/29 (a)(c)		211	211,014

			1,150,371

Total Commercial Mortgage-Backed Securities (cost $6,947,085)			6,949,363

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.3%
Risk Share Floating Rate - 7.4%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
7.025% (LIBOR 1 Month + 6.50%), 4/25/26 (c)(e)		150	151,313
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M2
2.925% (LIBOR 1 Month + 2.40%), 8/25/24 (c)		161	161,685
Series 2014-DN4, Class M3
5.075% (LIBOR 1 Month + 4.55%), 10/25/24 (c)		250	265,175

		Principal Amount (000)	U.S. $ Value
Series 2014-HQ3, Class M2
3.175% (LIBOR 1 Month + 2.65%), 10/25/24 (c)	U.S.$	191	$192,688
Series 2015-DNA1, Class M3
3.825% (LIBOR 1 Month + 3.30%), 10/25/27 (c)		250	259,217
Series 2015-DNA3, Class M3
5.225% (LIBOR 1 Month + 4.70%), 4/25/28 (c)		250	266,454
Series 2015-HQA1, Class M2
3.175% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		250	255,801
Series 2016-DNA2, Class M3
5.175% (LIBOR 1 Month + 4.65%), 10/25/28 (c)		250	262,634
Series 2016-DNA4, Class M3
4.324% (LIBOR 1 Month + 3.80%), 3/25/29 (c)		250	251,345
Series 2016-HQA1, Class M3
6.875% (LIBOR 1 Month + 6.35%), 9/25/28 (c)		250	280,560
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.725% (LIBOR 1 Month + 1.20%), 7/25/24 (c)		30	30,561
Series 2014-C04, Class 1M2
5.425% (LIBOR 1 Month + 4.90%), 11/25/24 (c)		169	182,936
Series 2014-C04, Class 2M2
5.525% (LIBOR 1 Month + 5.00%), 11/25/24 (c)		65	69,687
Series 2015-C01, Class 1M2
4.825% (LIBOR 1 Month + 4.30%), 2/25/25 (c)		95	99,728
Series 2015-C01, Class 2M2
5.075% (LIBOR 1 Month + 4.55%), 2/25/25 (c)		106	110,801
Series 2015-C02, Class 1M2
4.525% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		113	117,528
Series 2015-C02, Class 2M2
4.525% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		130	135,023
Series 2015-C03, Class 1M1
2.025% (LIBOR 1 Month + 1.50%), 7/25/25 (c)		42	42,145
Series 2015-C03, Class 1M2
5.525% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		130	138,747
Series 2015-C03, Class 2M2
5.525% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		105	112,620
Series 2015-C04, Class 1M2

		Principal Amount (000)	U.S. $ Value
6.225% (LIBOR 1 Month + 5.70%), 4/25/28 (c)	U.S.$	145	$157,752
Series 2015-C04, Class 2M2
6.075% (LIBOR 1 Month + 5.55%), 4/25/28 (c)		138	148,238
Series 2016-C01, Class 1M2
7.275% (LIBOR 1 Month + 6.75%), 8/25/28 (c)		160	181,241
Series 2016-C01, Class 2M2
7.475% (LIBOR 1 Month + 6.95%), 8/25/28 (c)		92	104,558
Series 2016-C02, Class 1M2
6.525% (LIBOR 1 Month + 6.00%), 9/25/28 (c)		130	143,668
Series 2016-C03, Class 1M2
5.825% (LIBOR 1 Month + 5.30%), 10/25/28 (c)		37	39,858
Series 2016-C03, Class 2M2
6.425% (LIBOR 1 Month + 5.90%), 10/25/28 (c)		148	161,770
Series 2016-C04, Class 1M2
4.775% (LIBOR 1 Month + 4.25%), 1/25/29 (c)		42	42,985
Series 2016-C05, Class 2M2
4.975% (LIBOR 1 Month + 4.45%), 1/25/29 (c)		159	164,529
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
5.775% (LIBOR 1 Month + 5.25%), 11/25/25 (c)(e)		48	48,137
Series 2015-WF1, Class 2M2
6.025% (LIBOR 1 Month + 5.50%), 11/25/25 (c)(e)		21	20,537

			4,599,921

Non-Agency Fixed Rate - 1.4%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		26	23,569
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		56	47,532
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		33	30,208
Series 2006-24CB, Class A16
5.75%, 6/25/36		96	80,849
Series 2006-28CB, Class A14
6.25%, 10/25/36		66	54,369
Series 2006-9T1, Class A1
5.75%, 5/25/36		40	30,957
Series 2006-J1, Class 1A13
5.50%, 2/25/36		56	48,021
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		30	25,266

		Principal Amount (000)	U.S. $ Value
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.957%, 5/25/35	U.S.$	72	$67,189
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		49	42,431
Series 2006-13, Class 1A19
6.25%, 9/25/36		27	23,225
Series 2007-HYB2, Class 3A1
2.957%, 2/25/47		118	96,529
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		90	73,529
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
3.109%, 7/25/36		182	150,461
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		44	38,758
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		32	31,381

			864,274

Non-Agency Floating Rate - 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.715% (LIBOR 1 Month + 0.19%), 12/25/36 (c)		176	110,494
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.775% (LIBOR 1 Month + 0.25%), 3/25/35 (c)		74	62,245

			172,739

Agency Floating Rate - 0.1%
Government National Mortgage Association
Series 2016-108, Class SM
5.568% (LIBOR 1 Month + 6.10%), 8/20/46 (c)(f)		359	99,067

Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
1.135%, 5/28/35		50	44,377

Total Collateralized Mortgage Obligations (cost $5,720,743)			5,780,378

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 8.7%
United Kingdom - 0.8%
United Kingdom Gilt
3.75%, 9/07/21 (a)	GBP	320	$486,095

United States - 7.9%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	84	82,478
2.875%, 8/15/45		230	256,180
3.00%, 11/15/45		1,953	2,227,948
3.625%, 2/15/44		114	145,158
6.25%, 5/15/30		386	595,240
U.S. Treasury Notes
1.625%, 5/15/26		477	477,233
2.25%, 11/15/24-11/15/25		826	871,558
2.50%, 8/15/23		215	230,327

			4,886,122

Total Governments - Treasuries (cost $5,347,643)			5,372,217

INFLATION-LINKED SECURITIES - 6.3%
United States - 6.3%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)		2,485	2,527,724
0.25%, 1/15/25 (TIPS)		636	647,828
0.375%, 7/15/25 (TIPS)		716	739,906

Total Inflation-Linked Securities (cost $3,870,724)			3,915,458

CORPORATES - NON-INVESTMENT GRADE - 3.8%
Industrial - 2.3%
Capital Goods - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		37	38,156
SPX FLOW, Inc.
5.625%, 8/15/24 (a)		21	21,315
5.875%, 8/15/26 (a)		21	21,236

			80,707

Communications - Media - 0.3%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	100	139,628
CSC Holdings LLC
6.75%, 11/15/21	U.S.$	30	31,725

			171,353

Communications - Telecommunications - 0.9%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		46	49,278
Series Y
7.50%, 4/01/24		42	44,835

		Principal Amount (000)	U.S. $ Value
SFR Group SA
5.375%, 5/15/22 (a)	EUR	120	$139,183
Sprint Capital Corp.
6.90%, 5/01/19 (g)	U.S.$	210	216,562
Windstream Services LLC
6.375%, 8/01/23		80	72,600

			522,458

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		63	64,339

Consumer Cyclical - Retailers - 0.1%
Hanesbrands, Inc.
4.625%, 5/15/24 (a)		39	40,024

Consumer Non-Cyclical - 0.3%
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		85	84,362
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	100	127,723

			212,085

Energy - 0.3%
Cenovus Energy, Inc.
3.00%, 8/15/22	U.S.$	12	11,410
5.70%, 10/15/19		36	38,643
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		68	47,188
Sabine Pass Liquefaction LLC
5.00%, 3/15/27 (a)		80	82,000
SM Energy Co.
6.50%, 1/01/23		9	9,090

			188,331

Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (a)		69	75,890

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		52	49,920

			1,405,107

Financial Institutions - 1.3%
Banking - 1.1%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (b)		49	53,073
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		29	33,524
7.75%, 4/10/23		200	209,500

		Principal Amount (000)	U.S. $ Value
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	202	$184,339
Lloyds Banking Group PLC
7.50%, 6/27/24 (b)		200	206,540
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		12	12,364

			699,340

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		95	95,712

			795,052

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		74	75,665

Utility - 0.1%
Electric - 0.1%
NRG Energy, Inc.
6.25%, 5/01/24		54	54,810
7.875%, 5/15/21		19	19,855

			74,665

Total Corporates - Non-Investment Grade (cost $2,456,054)			2,350,489

AGENCIES - 2.6%
Agency Debentures - 2.6%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $1,449,151)		1,677	1,600,926

GOVERNMENTS - SOVEREIGN AGENCIES - 1.1%
Brazil - 0.2%
Petrobras Global Finance BV
5.75%, 1/20/20		147	151,484

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		57	52,440

Germany - 0.1%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17		70	70,971

Israel - 0.4%
Israel Electric Corp. Ltd.
Series 6
5.00%, 11/12/24 (a)		200	219,500

United Kingdom - 0.3%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (b)		200	183,500

Total Governments - Sovereign Agencies (cost $673,217)			677,895

		Principal Amount (000)	U.S. $ Value
EMERGING MARKETS - TREASURIES - 1.0%
Brazil - 1.0%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17-1/01/27 (cost $647,353)	BRL	2,170	$630,956

QUASI-SOVEREIGNS - 0.6%
Quasi-Sovereign Bonds - 0.6%
Chile - 0.4%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)	U.S.$	210	231,738

Mexico - 0.2%
Petroleos Mexicanos
4.625%, 9/21/23 (a)		120	120,168

Total Quasi-Sovereigns (cost $328,767)			351,906

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.5%
United States - 0.5%
State of California
Series 2010
7.625%, 3/01/40 (cost $203,142)		200	316,546

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Mexico - 0.1%
Mexico Government International Bond
Series G
5.95%, 3/19/19		42	46,578

Qatar - 0.3%
Qatar Government International Bond
2.375%, 6/02/21 (a)		200	201,450

Total Governments - Sovereign Bonds (cost $243,864)			248,028

		Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
REITS - 0.2%
Sovereign Real Estate Investment Trust 12.00% (a) (cost $87,659)		93	118,575

		Principal Amount (000)	U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
7.125%, 6/26/42 (a) (cost $58,532)	U.S.$	200	$80,000

		Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Indices - 0.0%
S&P 500 Index Expiration: Oct 2016, Exercise Price: $ 2,100.00 (h)(i) (premiums paid $7,230)		300	1,299

		Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.8%
Agency Discount Note - 1.7%
Federal Home Loan Bank Zero Coupon, 2/24/17-3/17/17 (cost $1,062,766)	U.S.$	1,065	1,062,766

Time Deposit - 0.1%
State Street Time Deposit
0.01%, 10/03/16 (cost $42,549)		43	42,549

Total Short-Term Investments (cost $1,105,315)			1,105,315

Total Investments - 109.2% (cost $65,900,991) (j)			67,567,276
Other assets less liabilities - (9.2)% (k)			(5,703,784)

Net Assets - 100.0%			$61,863,492

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	1	December 2016	$218,517	$218,469	$(48)
U.S. T-Note 5 Yr (CBT) Futures	92	December 2016	11,181,637	11,179,438	(2,199)
U.S. Ultra Bond (CBT) Futures	11	December 2016	2,038,167	2,022,625	(15,542)

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2016	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-BOBL Futures	16	December 2016	$2,370,044	$2,374,132	$(4,088)
U.S. T-Note 10 Yr (CBT) Futures	26	December 2016	3,394,303	3,409,250	(14,947)

					$(36,824)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	536	TWD	16,892	10/06/16	$3,482
Citibank, NA	GBP	581	USD	754	11/16/16	319
Citibank, NA	USD	288	INR	19,464	12/15/16	1,710
Goldman Sachs Bank USA	BRL	492	USD	152	10/04/16	277
Goldman Sachs Bank USA	USD	154	BRL	492	10/04/16	(2,585)
Goldman Sachs Bank USA	BRL	1,082	USD	235	1/04/17	(88,472)
HSBC Bank USA	TWD	16,796	USD	530	10/06/16	(6,039)
Standard Chartered Bank	BRL	532	USD	164	10/04/16	300
Standard Chartered Bank	BRL	1,024	USD	312	10/04/16	(2,682)
Standard Chartered Bank	USD	479	BRL	1,556	10/04/16	(988)
Standard Chartered Bank	BRL	532	USD	163	11/03/16	460
State Street Bank & Trust Co.	EUR	635	USD	706	10/06/16	(6,557)
State Street Bank & Trust Co.	JPY	32,259	USD	313	10/21/16	(5,454)
State Street Bank & Trust Co.	USD	322	JPY	32,292	10/21/16	(3,361)
State Street Bank & Trust Co.	AUD	59	USD	45	10/28/16	343
State Street Bank & Trust Co.	USD	446	MXN	8,763	11/22/16	3,067
State Street Bank & Trust Co.	SGD	854	USD	627	12/14/16	780
UBS AG	CAD	1,137	USD	886	11/10/16	18,685

						$(86,715)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
S&P 500 Index (h)	300	$2,000.00	October 2016	$2,520	$(120)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00%	3.49%	$849	$50,025	$48,108

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	AUD	3,820	4/27/18	2.213%	3 Month BBSW	$(25,485)
Morgan Stanley & Co., LLC/(CME Group)	NOK	37,710	5/12/18	0.954%	6 Month NIBOR	26,921
Morgan Stanley & Co., LLC/(CME Group)		12,420	5/19/18	1.007%	6 Month NIBOR	7,687
Morgan Stanley & Co., LLC/(CME Group)	NZD	8,220	7/28/18	2.050%	3 Month BKBM	(2,022)
Morgan Stanley & Co., LLC/(CME Group)	$	1,300	8/31/21	1.256%	3 Month LIBOR	(5,714)
Morgan Stanley & Co., LLC/(CME Group)		530	1/14/24	2.980%	3 Month LIBOR	(64,944)
Morgan Stanley & Co., LLC/(CME Group)		650	4/28/24	2.817%	3 Month LIBOR	(77,673)
Morgan Stanley & Co., LLC/(CME Group)	AUD	720	3/11/25	6 Month BBSW	2.973%	37,341
Morgan Stanley & Co., LLC/(CME Group)		440	6/09/25	6 Month BBSW	3.384%	35,348
Morgan Stanley & Co., LLC/(CME Group)	$	740	11/10/25	2.256%	3 Month LIBOR	(59,974)
Morgan Stanley & Co., LLC/(CME Group)		80	6/28/26	1.460%	3 Month LIBOR	(403)
Morgan Stanley & Co., LLC/(CME Group)	NZD	890	7/28/26	3 Month BKBM	2.473%	2,806
Morgan Stanley & Co., LLC/(LCH Group)	NOK	8,480	8/01/18	0.960%	6 Month NIBOR	6,049
Morgan Stanley & Co., LLC/(LCH Group)		2,200	8/04/18	1.008%	6 Month NIBOR	1,372
Morgan Stanley & Co., LLC/(LCH Group)		9,430	8/11/18	1.076%	6 Month NIBOR	4,303
Morgan Stanley & Co., LLC/(LCH Group)		6,280	8/12/18	1.128%	6 Month NIBOR	2,169
Morgan Stanley & Co., LLC/(LCH Group)	AUD	8,150	9/22/18	1.705%	3 Month BBSW	(3,203)

						$(115,422)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 6/20/18*	(5.00)%	1.51%	$58	$(4,901)	$2,553	$(7,454)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	3.72	98	(3,045)	(3,267)	222
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	3.72	112	(3,480)	(3,871)	391
Credit Suisse International
CDX-CMBX.NA.BBB Series 7, 1/17/47*	(3.00)	4.50	350	28,991	23,843	5,148
Sale Contracts
Credit Suisse International
Anadarko Petroleum Corp., 6.95%, 6/15/19, 12/20/20*	1.00	0.39	270	1,647	(1,832)	3,479
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.86	94	(8,378)	(6,532)	(1,846)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.86	28	(2,496)	(2,080)	(416)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.86	318	(28,361)	(13,975)	(14,386)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.86	350	(31,197)	(21,760)	(9,437)
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.86	132	(11,765)	(9,938)	(1,827)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.86	8	(713)	(493)	(220)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00%	4.86%	$125	$(11,141)	$(10,690)	$(451)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.86	246	(21,927)	(12,924)	(9,003)

				$(96,766)	$(60,966)	$(35,800)

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate market value of these securities amounted to $13,004,958 or 21.0% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest rate was in effect at September 30, 2016.
(d)	Variable rate coupon, rate shown as of September 30, 2016.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.35% of net assets as of September 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 7.025%, 4/25/26	4/29/16	$150,000	$151,313	0.24%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.775%, 11/25/25	9/28/15	48,005	48,137	0.08%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 6.025%, 11/25/25	9/28/15	20,554	20,537	0.03%

(f)	IO - Interest Only.
(g)	Illiquid security.
(h)	One contract relates to 1 share.
(i)	Non-income producing security.
(j)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,307,367 and gross unrealized depreciation of investments was $(641,082), resulting in net unrealized appreciation of $1,666,285.
(k)	An amount of U.S. $113,287 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee

JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Variable Products Series Fund

Intermediate Bond Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$17,994,664		$	– 0	–	$17,994,664
Mortgage Pass-Throughs		– 0	–	11,438,627			– 0	–	11,438,627
Asset-Backed Securities		– 0	–	8,006,615			628,019		8,634,634
Commercial Mortgage-Backed Securities		– 0	–	5,757,057			1,192,306		6,949,363
Collateralized Mortgage Obligations		– 0	–	5,629,065			151,313		5,780,378
Governments - Treasuries		– 0	–	5,372,217			– 0	–	5,372,217
Inflation-Linked Securities		– 0	–	3,915,458			– 0	–	3,915,458
Corporates - Non-Investment Grade		– 0	–	2,350,489			– 0	–	2,350,489
Agencies		– 0	–	1,600,926			– 0	–	1,600,926
Governments - Sovereign Agencies		– 0	–	677,895			– 0	–	677,895
Emerging Markets - Treasuries		– 0	–	630,956			– 0	–	630,956
Quasi-Sovereigns		– 0	–	351,906			– 0	–	351,906
Local Governments - Municipal Bonds		– 0	–	316,546			– 0	–	316,546
Governments - Sovereign Bonds		– 0	–	248,028			– 0	–	248,028
Preferred Stocks		– 0	–	118,575			– 0	–	118,575
Emerging Markets - Corporate Bonds		– 0	–	80,000			– 0	–	80,000
Options Purchased - Puts		– 0	–	1,299			– 0	–	1,299
Short-Term Investments:
Agency Discount Notes		– 0	–	1,062,766			– 0	–	1,062,766
Time Deposits		– 0	–	42,549			– 0	–	42,549

Total Investments in Securities		– 0	–	65,595,638			1,971,638		67,567,276

Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts		– 0	–	29,423			– 0	–	29,423
Centrally Cleared Credit Default Swaps		– 0	–	48,108			– 0	–	48,108
Centrally Cleared Interest Rate Swaps		– 0	–	123,996			– 0	–	123,996
Credit Default Swaps		– 0	–	9,240			– 0	–	9,240
Liabilities:
Futures		(36,824)		– 0	–		– 0	–	(36,824)
Forward Currency Exchange Contracts		– 0	–	(116,138)			– 0	–	(116,138)
Put Options Written		– 0	–	(120)			– 0	–	(120)
Centrally Cleared Interest Rate Swaps		– 0	–	(239,418)			– 0	–	(239,418)
Credit Default Swaps		– 0	–	(45,040)			– 0	–	(45,040)

Total (b)		$(36,824)		$65,405,689			$1,971,638		$67,340,503

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 12/31/15	$1,050,365		$742,820		$3,618,583
Accrued discounts/(premiums)	32		(1,174)		279
Realized gain (loss)	68		(3,024)		23,864
Change in unrealized appreciation/depreciation	6,974		(13,185)		5,479
Purchases/Payups	380,942		681,305		150,000
Sales/Paydowns	(356,504)		(214,436)		(155,728)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Transfers out of Level 3	(453,858)		– 0	–	(3,491,164)

Balance as of 9/30/16	$628,019		$1,192,306		$151,313

Net change in unrealized appreciation/depreciation from investments held as of 9/30/16	$6,909		$(13,185)		$1,313

	Total
Balance as of 12/31/15	$5,411,768
Accrued discounts/(premiums)	(863)
Realized gain (loss)	20,908
Change in unrealized appreciation/depreciation	(732)
Purchases/Payups	1,212,247
Sales/Paydowns	(726,668)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(3,945,022	)(a)

Balance as of 9/30/16	$1,971,638

Net change in unrealized appreciation/depreciation from investments held as of 9/30/16	$(4,963)

(a)	An amount of $3,945,022 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period.

As of September 30, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.2%
Financials - 21.7%
Banks - 1.8%
HDFC Bank Ltd.	55,360	$1,222,277

Capital Markets - 7.7%
Flow Traders (a)	19,504	592,541
IG Group Holdings PLC	92,690	1,045,877
London Stock Exchange Group PLC	31,180	1,129,883
Partners Group Holding AG	4,860	2,455,445

		5,223,746

Consumer Finance - 3.3%
Bharat Financial Inclusion Ltd. (b)	101,140	1,343,360
Gentera SAB de CV	481,690	870,233

		2,213,593

Insurance - 6.3%
AIA Group Ltd.	346,000	2,326,761
Prudential PLC	74,695	1,324,092
St James’s Place PLC	51,040	626,519

		4,277,372

Thrifts & Mortgage Finance - 2.6%
Housing Development Finance Corp., Ltd.	82,767	1,737,907

		14,674,895

Consumer Discretionary - 17.2%
Auto Components - 2.1%
Delphi Automotive PLC	19,740	1,407,857

Automobiles - 2.3%
Tata Motors Ltd. - Class A	295,944	1,524,367

Diversified Consumer Services - 2.0%
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (b)	28,740	1,332,386

Hotels, Restaurants & Leisure - 1.4%
Alsea SAB de CV	287,701	973,507

Household Durables - 1.2%
Panasonic Corp.	82,800	828,129

Internet & Direct Marketing Retail - 1.8%
Ctrip.com International Ltd. (ADR) (b)	26,530	1,235,502

Multiline Retail - 3.5%
Don Quijote Holdings Co., Ltd.	29,500	1,082,216
Matahari Department Store Tbk PT	881,500	1,251,670

		2,333,886

Specialty Retail - 0.4%
Ace Hardware Indonesia Tbk PT	4,260,000	286,095

Textiles, Apparel & Luxury Goods - 2.5%
Pandora A/S	7,130	863,583
Samsonite International SA	92,100	295,171

Company	Shares	U.S. $ Value
Titan Co., Ltd.	94,390	$564,383

		1,723,137

		11,644,866

Information Technology - 15.4%
Internet Software & Services - 5.1%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	16,000	1,692,640
Tencent Holdings Ltd.	62,200	1,729,285

		3,421,925

Semiconductors & Semiconductor Equipment - 8.2%
ams AG (c)	25,560	830,520
Disco Corp. (c)	6,200	734,301
Infineon Technologies AG	66,640	1,188,292
NXP Semiconductors NV (b)	10,990	1,121,090
Taiwan Semiconductor Manufacturing Co., Ltd.	279,000	1,640,001

		5,514,204

Software - 2.1%
LINE Corp. (Sponsored ADR) (b)(c)	10,210	494,164
Mobileye NV (b)	21,916	932,964

		1,427,128

		10,363,257

Consumer Staples - 14.1%
Beverages - 2.1%
Anheuser-Busch InBev SA/NV	10,829	1,424,098

Food & Staples Retailing - 1.7%
Tsuruha Holdings, Inc.	9,800	1,132,885

Food Products - 4.4%
Danone SA	17,600	1,306,849
Nestle SA (REG)	20,928	1,652,560

		2,959,409

Household Products - 4.9%
Pigeon Corp.	34,300	1,038,916
Reckitt Benckiser Group PLC	15,870	1,494,078
Unicharm Corp.	28,600	742,100

		3,275,094

Personal Products - 1.0%
Cosmax, Inc.	5,060	699,654

		9,491,140

Industrials - 10.3%
Aerospace & Defense - 2.5%
Safran SA	23,140	1,664,276

Building Products - 1.0%
Kingspan Group PLC	25,850	696,345

Electrical Equipment - 4.1%
Schneider Electric SE (Paris)	22,370	1,556,142

Company		Shares	U.S. $ Value
Vestas Wind Systems A/S		14,640	$1,209,315

			2,765,457

Industrial Conglomerates - 2.7%
Siemens AG (REG)		15,490	1,816,361

			6,942,439

Health Care - 7.6%
Health Care Equipment & Supplies - 2.5%
Essilor International SA		13,072	1,686,229

Health Care Providers & Services - 1.1%
Apollo Hospitals Enterprise Ltd.		36,970	731,087

Pharmaceuticals - 4.0%
Roche Holding AG		7,580	1,883,618
Vectura Group PLC (b)		465,500	835,650

			2,719,268

			5,136,584

Telecommunication Services - 3.9%
Diversified Telecommunication Services - 2.0%
Deutsche Telekom AG (REG)		78,480	1,318,503

Wireless Telecommunication Services - 1.9%
Vodafone Group PLC		454,470	1,303,385

			2,621,888

Materials - 1.8%
Chemicals - 1.8%
Chr Hansen Holding A/S		20,920	1,246,093

Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Ayala Land, Inc.		994,300	809,272

Utilities - 1.0%
Water Utilities - 1.0%
Beijing Enterprises Water Group Ltd. (b)(c)		1,020,000	695,359

Total Common Stocks (cost $47,126,865)			63,625,793

		Principal Amount (000)
SHORT-TERM INVESTMENTS - 5.7%
Time Deposit - 5.7%
State Street Bank & Trust Co. 0.01%, 10/03/16 (cost $3,826,421)	U.S.$	3,826	3,826,421

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $50,953,286)		$67,452,214

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%
Investment Companies - 3.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.28% (d)(e) (cost $2,072,852)	2,072,852	2,072,852

Total Investments - 103.0% (cost $53,026,138) (f)		69,525,066
Other assets less liabilities - (3.0)%		(2,006,309)

Net Assets - 100.0%		$67,518,757

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,291	SEK	11,035	11/16/16	$(2,262)
Barclays Bank PLC	CNY	15,376	USD	2,294	11/16/16	(5,386)
Barclays Bank PLC	INR	72,822	USD	1,075	11/16/16	(11,955)
Barclays Bank PLC	USD	4,115	JPY	420,046	11/16/16	34,935
BNP Paribas SA	USD	3,404	AUD	4,456	11/16/16	3,346
Citibank, NA	INR	31,117	USD	461	11/16/16	(3,338)
Citibank, NA	USD	2,253	CAD	2,965	11/16/16	8,163
Goldman Sachs Bank USA	CHF	2,679	USD	2,744	11/16/16	(20,142)
Goldman Sachs Bank USA	USD	1,077	BRL	3,677	11/16/16	39,918
JPMorgan Chase Bank, NA	INR	67,337	USD	985	11/16/16	(20,214)
JPMorgan Chase Bank, NA	USD	1,342	CAD	1,767	11/16/16	5,682
Morgan Stanley & Co., Inc.	HKD	6,530	USD	843	11/16/16	511
Morgan Stanley & Co., Inc.	KRW	126,464	USD	112	11/16/16	(2,722)
Morgan Stanley & Co., Inc.	USD	952	GBP	721	11/16/16	(17,129)
Royal Bank of Scotland PLC	CNY	2,362	USD	353	11/16/16	(90)
Royal Bank of Scotland PLC	EUR	3,908	USD	4,347	11/16/16	(51,937)
Royal Bank of Scotland PLC	USD	574	CNY	3,841	11/16/16	275
Royal Bank of Scotland PLC	USD	421	KRW	470,042	11/16/16	5,980
Standard Chartered Bank	USD	1,253	KRW	1,426,434	11/16/16	41,242
State Street Bank & Trust Co.	AUD	303	USD	227	11/16/16	(4,912)
State Street Bank & Trust Co.	CAD	561	USD	427	11/16/16	(741)
State Street Bank & Trust Co.	CHF	365	USD	373	11/16/16	(3,374)
State Street Bank & Trust Co.	EUR	369	USD	419	11/16/16	3,773
State Street Bank & Trust Co.	JPY	48,272	USD	472	11/16/16	(5,159)
State Street Bank & Trust Co.	USD	132	AUD	178	11/16/16	3,878
State Street Bank & Trust Co.	USD	1,089	CHF	1,056	11/16/16	946
State Street Bank & Trust Co.	USD	382	CHF	368	11/16/16	(2,315)
State Street Bank & Trust Co.	USD	1,842	EUR	1,630	11/16/16	(7,265)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	309	JPY	32,676	11/16/16	$13,436
State Street Bank & Trust Co.	USD	544	JPY	54,476	11/16/16	(5,582)
State Street Bank & Trust Co.	USD	281	NOK	2,385	11/16/16	17,471

						$15,033

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the market value of this security amounted to $592,541 or 0.9% of net assets.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,415,381 and gross unrealized depreciation of investments was $(916,453), resulting in net unrealized appreciation of $16,498,928.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar
Glossary:
ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN *

13.6%	United Kingdom
10.6%	India
9.9%	China
9.2%	France
9.0%	Japan
8.9%	Switzerland
6.4%	Germany
4.9%	Denmark
3.5%	Hong Kong
2.7%	Mexico
2.5%	Netherlands
2.4%	Taiwan
10.7%	Other
5.7%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.3% or less in the following countries: Austria, Belgium, Indonesia, Ireland, Philippines and South Korea.

AB Variable Products Series Fund

International Growth Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$870,233		$13,804,662		$	– 0	–	$14,674,895
Consumer Discretionary	4,949,252		6,695,614			– 0	–	11,644,866
Information Technology	4,240,858		6,122,399			– 0	–	10,363,257
Consumer Staples	– 0	–	9,491,140			– 0	–	9,491,140
Industrials	696,345		6,246,094			– 0	–	6,942,439
Health Care	835,650		4,300,934			– 0	–	5,136,584
Telecommunication Services	– 0	–	2,621,888			– 0	–	2,621,888
Materials	– 0	–	1,246,093			– 0	–	1,246,093
Real Estate	– 0	–	809,272			– 0	–	809,272
Utilities	– 0	–	695,359			– 0	–	695,359
Short-Term Investments	– 0	–	3,826,421			– 0	–	3,826,421
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,072,852		– 0	–		– 0	–	2,072,852

Total Investments in Securities	13,665,190		55,859,876	(a)		– 0	–	69,525,066

Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	179,556			– 0	–	179,556
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(164,523)			– 0	–	(164,523)

Total (c)	$13,665,190		$55,874,909		$	– 0	–	$69,540,099

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$0	$11,071	$8,998	$2,073	$1,420

AB Government Exchange Reserves

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$2,835	$21,435	$24,270	$0	$5,570

AB Variable Products Series Fund

International Value Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Consumer Discretionary - 17.4%
Auto Components - 5.9%
Hankook Tire Co., Ltd.	85,884	$4,643,437
Magna International, Inc. (New York) - Class A	210,170	9,026,801
Plastic Omnium SA	113,530	3,767,435
Sumitomo Electric Industries Ltd. (a)	571,900	8,084,784
Valeo SA	109,130	6,369,779

		31,892,236

Automobiles - 5.1%
Honda Motor Co., Ltd. (a)	354,600	10,233,855
Peugeot SA (b)	720,150	10,997,247
Tata Motors Ltd. - Class A	1,249,846	6,437,786

		27,668,888

Household Durables - 1.5%
Panasonic Corp.	787,400	7,875,222

Leisure Products - 1.2%
Bandai Namco Holdings, Inc. (a)	211,300	6,467,488

Media - 3.7%
Altice NV - Class A (a) (b)	513,850	9,202,805
Liberty Global PLC - Series C (b)	315,067	10,409,814

		19,612,619

		93,516,453

Financials - 17.0%
Banks - 11.6%
Australia & New Zealand Banking Group Ltd.	415,360	8,847,806
Danske Bank A/S	289,180	8,460,220
ING Groep NV	1,068,960	13,196,963
Itau Unibanco Holding SA (Preference Shares)	358,700	3,917,724
KB Financial Group, Inc.	128,860	4,432,134
KBC Group NV (b)	138,730	8,098,479
Mitsubishi UFJ Financial Group, Inc.	2,921,600	14,801,067
OTP Bank PLC	36,232	951,877

		62,706,270

Capital Markets - 0.9%
Amundi SA (c)	91,705	4,789,163

Consumer Finance - 0.3%
Hitachi Capital Corp. (a)	74,400	1,581,886

Insurance - 4.2%
Dongbu Insurance Co., Ltd.	93,010	5,782,440
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	40,310	7,528,529
NN Group NV	295,555	9,073,659

		22,384,628

		91,461,947

Company	Shares	U.S. $ Value
Industrials - 12.8%
Aerospace & Defense - 1.5%
Airbus Group SE	134,710	$8,170,315

Airlines - 4.9%
International Consolidated Airlines Group SA	1,522,130	7,863,960
Japan Airlines Co., Ltd.	348,400	10,241,377
Qantas Airways Ltd.	3,428,495	8,234,602

		26,339,939

Industrial Conglomerates - 1.1%
Rheinmetall AG	88,294	6,154,340

Machinery - 3.0%
IHI Corp. (a)	3,079,000	8,948,208
JTEKT Corp. (a)	461,000	6,924,213

		15,872,421

Road & Rail - 2.3%
Central Japan Railway Co. (a)	71,500	12,241,152

		68,778,167

Telecommunication Services - 11.9%
Diversified Telecommunication Services - 9.5%
BT Group PLC	3,507,320	17,646,440
China Unicom Hong Kong Ltd.	4,636,000	5,648,428
Nippon Telegraph & Telephone Corp.	426,500	19,506,384
TDC A/S (b)	1,384,134	8,151,683

		50,952,935

Wireless Telecommunication Services - 2.4%
Vodafone Group PLC	4,503,784	12,916,503

		63,869,438

Consumer Staples - 9.8%
Food & Staples Retailing - 3.1%
Koninklijke Ahold Delhaize NV	736,620	16,777,211

Household Products - 1.6%
Henkel AG & Co. KGaA (Preference Shares)	61,990	8,436,894

Tobacco - 5.1%
British American Tobacco PLC	268,000	17,091,970
Imperial Brands PLC	199,600	10,273,535

		27,365,505

		52,579,610

Energy - 9.6%
Energy Equipment & Services - 0.6%
Petrofac Ltd.	277,560	3,212,635

Oil, Gas & Consumable Fuels - 9.0%
Canadian Natural Resources Ltd.	163,410	5,223,839
JX Holdings, Inc. (a)	2,396,600	9,700,379
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	454,480	11,341,396
Royal Dutch Shell PLC - Class A	352,924	8,780,003

Company	Shares	U.S. $ Value
TOTAL SA (a)	163,856	$7,793,083
YPF SA (Sponsored ADR)	308,863	5,627,484

		48,466,184

		51,678,819

Health Care - 6.9%
Pharmaceuticals - 6.9%
GlaxoSmithKline PLC	247,200	5,264,995
Roche Holding AG	86,590	21,517,477
Sanofi	140,110	10,669,502

		37,451,974

Information Technology - 6.8%
Electronic Equipment, Instruments & Components - 0.8%
Largan Precision Co., Ltd.	37,000	4,509,430

Semiconductors & Semiconductor Equipment - 3.2%
SCREEN Holdings Co., Ltd. (a)	153,200	9,876,421
Sumco Corp. (a)	862,700	7,098,476

		16,974,897

Software - 1.4%
Nintendo Co., Ltd.	28,600	7,657,721

Technology Hardware, Storage & Peripherals - 1.4%
Samsung Electronics Co., Ltd.	4,970	7,240,107

		36,382,155

Materials - 3.5%
Chemicals - 3.2%
Air Water, Inc. (a)	204,000	3,852,259
Arkema SA	87,551	8,105,666
JSR Corp. (a)	345,500	5,430,391

		17,388,316

Construction Materials - 0.3%
Buzzi Unicem SpA (a)	82,640	1,694,515

		19,082,831

Utilities - 2.6%
Electric Utilities - 1.9%
EDP - Energias de Portugal SA	1,570,720	5,271,344
Korea Electric Power Corp.	99,890	4,893,233

		10,164,577

Water Utilities - 0.7%
Pennon Group PLC	347,990	4,023,452

		14,188,029

Real Estate - 0.9%
Real Estate Management & Development - 0.9%
MMC Norilsk Nickel PJSC (ADR)	321,585	5,147,932

	Principal Amount (000)	U.S. $ Value
Total Common Stocks (cost $508,231,572)		$534,137,355

SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
State Street Time Deposit 0.01%, 10/03/16 (cost $1,548,959)	$1,549	1,548,959

Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $509,780,531)		535,686,314

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 12.8%
Investment Companies - 12.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.28% (d)(e) (cost $69,046,021)	69,046,021	69,046,021

Total Investments - 112.3% (cost $578,826,552) (f)		604,732,335
Other assets less liabilities - (12.3)%		(66,240,081)

Net Assets - 100.0%		$538,492,254

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,925	NOK	24,771	10/19/16	$173,184
Barclays Bank PLC	JPY	876,572	USD	8,583	10/19/16	(66,138)
Barclays Bank PLC	USD	6,174	AUD	8,152	10/19/16	62,944
Barclays Bank PLC	USD	1,380	TRY	4,089	10/19/16	(21,900)
BNP Paribas SA	CAD	5,379	USD	4,242	10/19/16	141,522
BNP Paribas SA	GBP	1,583	USD	2,112	10/19/16	59,497
BNP Paribas SA	JPY	371,386	USD	3,706	10/19/16	41,179
BNP Paribas SA	NZD	7,217	USD	5,322	10/19/16	70,272
BNP Paribas SA	USD	2,877	EUR	2,547	10/19/16	(13,629)
BNP Paribas SA	USD	1,356	GBP	1,041	10/19/16	(5,851)
BNP Paribas SA	USD	11,548	NZD	16,252	10/19/16	278,989
Citibank, NA	EUR	9,861	USD	11,019	10/19/16	(66,385)
Citibank, NA	GBP	6,780	USD	9,050	10/19/16	259,482
Citibank, NA	TWD	42,645	USD	1,340	10/19/16	(24,226)
Citibank, NA	USD	21,924	CHF	21,271	10/19/16	(9,562)
Citibank, NA	USD	17,445	EUR	15,599	10/19/16	90,397
Citibank, NA	USD	3,281	HKD	25,433	10/19/16	(1,378)
Citibank, NA	USD	3,025	HUF	857,088	10/19/16	100,675
Credit Suisse International	CHF	3,689	USD	3,781	10/19/16	(19,244)
Credit Suisse International	HUF	910,930	USD	3,280	10/19/16	(42,303)
Goldman Sachs Bank USA	BRL	44,734	USD	13,798	10/04/16	42,661
Goldman Sachs Bank USA	USD	6,821	BRL	22,367	10/04/16	56,317
Goldman Sachs Bank USA	USD	6,890	BRL	22,367	10/04/16	(12,606)
Goldman Sachs Bank USA	JPY	779,397	USD	7,458	10/19/16	(232,595)
Goldman Sachs Bank USA	USD	6,851	BRL	22,367	11/03/16	(31,931)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	AUD	13,551	USD	10,358	10/19/16	$(10,290)
JPMorgan Chase Bank, NA	CAD	1,719	USD	1,327	10/19/16	16,922
JPMorgan Chase Bank, NA	CHF	18,379	USD	18,861	10/19/16	(73,268)
JPMorgan Chase Bank, NA	GBP	14,310	USD	19,580	10/19/16	1,026,525
JPMorgan Chase Bank, NA	JPY	572,369	USD	5,673	10/19/16	24,702
JPMorgan Chase Bank, NA	KRW	25,703,817	USD	22,230	10/19/16	(1,098,522)
JPMorgan Chase Bank, NA	TWD	247,589	USD	7,675	10/19/16	(244,333)
JPMorgan Chase Bank, NA	USD	35,819	GBP	26,847	10/19/16	(1,010,477)
JPMorgan Chase Bank, NA	USD	1,731	TWD	54,947	10/19/16	26,320
Morgan Stanley & Co., Inc.	EUR	2,775	USD	3,143	10/19/16	23,812
Morgan Stanley & Co., Inc.	HUF	857,088	USD	3,015	10/19/16	(110,558)
Morgan Stanley & Co., Inc.	JPY	271,795	USD	2,568	10/19/16	(113,488)
Morgan Stanley & Co., Inc.	USD	9,089	AUD	12,022	10/19/16	109,472
Morgan Stanley & Co., Inc.	USD	4,438	CHF	4,259	10/19/16	(50,079)
Morgan Stanley & Co., Inc.	USD	14,739	GBP	10,305	10/19/16	(1,377,672)
Morgan Stanley & Co., Inc.	USD	1,435	HUF	396,013	10/19/16	8,970
Morgan Stanley & Co., Inc.	USD	1,892	HUF	514,917	10/19/16	(13,661)
Morgan Stanley & Co., Inc.	USD	2,146	SEK	18,292	10/19/16	(12,118)
Morgan Stanley & Co., Inc.	USD	1,878	TRY	5,617	10/19/16	(12,833)
Morgan Stanley & Co., Inc.	USD	5,825	EUR	5,184	1/17/17	26,833
Northern Trust Co.	CAD	8,156	USD	6,318	10/19/16	100,767
Northern Trust Co.	TRY	9,706	USD	3,268	10/19/16	44,356
Royal Bank of Scotland PLC	GBP	4,188	USD	5,430	10/19/16	254
Royal Bank of Scotland PLC	KRW	1,520,948	USD	1,354	10/19/16	(25,994)
Royal Bank of Scotland PLC	USD	12,934	SEK	110,250	10/19/16	(72,741)
Royal Bank of Scotland PLC	USD	10,279	TWD	321,672	10/19/16	9,972
Standard Chartered Bank	EUR	3,123	USD	3,471	10/19/16	(39,411)
Standard Chartered Bank	JPY	783,972	USD	7,802	10/19/16	66,085
Standard Chartered Bank	USD	3,238	INR	215,554	10/19/16	(7,601)
Standard Chartered Bank	USD	2,531	TWD	80,168	10/19/16	33,617
State Street Bank & Trust Co.	EUR	3,294	USD	3,729	10/19/16	26,263
State Street Bank & Trust Co.	JPY	685,255	USD	6,657	10/19/16	(104,634)
State Street Bank & Trust Co.	USD	5,686	CHF	5,450	10/19/16	(71,584)
State Street Bank & Trust Co.	USD	2,651	EUR	2,386	10/19/16	31,288
UBS AG	USD	5,587	EUR	4,985	10/19/16	16,923

						$(2,026,812)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the market value of this security amounted to $4,789,163 or 0.9% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $49,257,811 and gross unrealized depreciation of investments was $(23,352,028), resulting in net unrealized appreciation of $25,905,783.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
Glossary:
ADR	-	American Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

COUNTRY BREAKDOWN *

September 30, 2016 (unaudited)

28.1%	Japan
16.5%	United Kingdom
12.8%	Netherlands
11.3%	France
5.0%	South Korea
4.1%	Germany
4.0%	Switzerland
3.2%	Australia
3.1%	Denmark
2.7%	Canada
1.5%	Belgium
1.2%	India
1.1%	China
5.1%	Other
0.3%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Argentina, Brazil, Hungary, Italy, Portugal, Russia and Taiwan.

AB Variable Products Series Fund

International Value Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$19,436,615		$74,079,838		$	– 0	–	$93,516,453
Financials	17,114,687		74,347,260			– 0	–	91,461,947
Industrials	– 0	–	68,778,167			– 0	–	68,778,167
Telecommunication Services	– 0	–	63,869,438			– 0	–	63,869,438
Consumer Staples	– 0	–	52,579,610			– 0	–	52,579,610
Energy	10,851,323		40,827,496			– 0	–	51,678,819
Health Care	– 0	–	37,451,974			– 0	–	37,451,974
Information Technology	– 0	–	36,382,155			– 0	–	36,382,155
Materials	– 0	–	19,082,831			– 0	–	19,082,831
Utilities	– 0	–	14,188,029			– 0	–	14,188,029
Real Estate	1,920,078		3,227,854			– 0	–	5,147,932
Short-Term Investments	– 0	–	1,548,959			– 0	–	1,548,959
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	69,046,021		– 0	–		– 0	–	69,046,021

Total Investments in Securities	118,368,724		486,363,611	(a)		– 0	–	604,732,335

Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	2,970,200			– 0	–	2,970,200
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(4,997,012)			– 0	–	(4,997,012)

Total (c)	$118,368,724		$484,336,799		$	– 0	–	$602,705,523

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Government Exchange Reserves

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$3,408	$177,576	$180,984	$0	$22,525

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$0	$149,421	$80,375	$69,046	$9,464

AB Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.9%
Technology - 32.0%
Computer Services, Software & Systems - 19.5%
Adobe Systems, Inc. (a)	67,060	$7,278,692
Alphabet, Inc. - Class A (a)	4,210	3,385,093
Alphabet, Inc. - Class C (a)	29,219	22,711,637
Cognizant Technology Solutions Corp. - Class A (a)	93,920	4,480,923
Facebook, Inc. - Class A (a)	205,389	26,345,247
Intuit, Inc.	13,988	1,538,820
Palo Alto Networks, Inc. (a)	35,510	5,657,808
ServiceNow, Inc. (a)	56,091	4,439,603

		75,837,823

Computer Technology - 4.6%
Apple, Inc.	156,772	17,723,075

Electronic Components - 1.0%
Amphenol Corp. - Class A	61,656	4,002,707

Semiconductors & Component - 5.5%
NVIDIA Corp.	104,572	7,165,274
Texas Instruments, Inc.	99,680	6,995,542
Xilinx, Inc.	135,980	7,389,153

		21,549,969

Telecommunications Equipment - 1.4%
Arista Networks, Inc. (a)	62,489	5,316,564

		124,430,138

Consumer Discretionary - 21.9%
Auto Parts - 0.4%
WABCO Holdings, Inc. (a)	15,660	1,777,880

Cable Television Services - 3.1%
AMC Networks, Inc. - Class A (a)	67,511	3,501,121
Comcast Corp. - Class A	128,260	8,508,768

		12,009,889

Cosmetics - 0.8%
Estee Lauder Cos., Inc. (The) - Class A	34,050	3,015,468

Diversified Retail - 3.5%
Costco Wholesale Corp.	29,030	4,427,365
Dollar Tree, Inc. (a)	116,110	9,164,563

		13,591,928

Entertainment - 1.4%
Walt Disney Co. (The)	57,490	5,338,521

Leisure Time - 1.8%
Priceline Group, Inc. (The) (a)	4,860	7,151,441

Restaurants - 2.3%
Starbucks Corp.	165,660	8,968,832

Specialty Retail - 6.3%
Home Depot, Inc. (The)	125,841	16,193,220

Company	Shares	U.S. $ Value
O’Reilly Automotive, Inc. (a)	8,040	$2,252,084
Tractor Supply Co.	33,120	2,230,632
Ulta Salon Cosmetics & Fragrance, Inc. (a)	15,630	3,719,628

		24,395,564

Textiles, Apparel & Shoes - 2.3%
NIKE, Inc. - Class B	167,960	8,843,094

		85,092,617

Health Care - 21.3%
Biotechnology - 6.3%
Alexion Pharmaceuticals, Inc. (a)	69,150	8,473,641
Biogen, Inc. (a)	51,235	16,038,092

		24,511,733

Health Care Facilities - 0.4%
VCA, Inc. (a)	22,360	1,564,753

Health Care Management Services - 4.1%
UnitedHealth Group, Inc.	113,231	15,852,340

Health Care Services - 1.7%
Cerner Corp. (a)	86,810	5,360,518
Premier, Inc. - Class A (a)	46,274	1,496,501

		6,857,019

Medical & Dental Instruments & Supplies - 1.8%
Align Technology, Inc. (a)	45,340	4,250,625
Edwards Lifesciences Corp. (a)	22,930	2,764,441

		7,015,066

Medical Equipment - 5.1%
Danaher Corp.	73,962	5,797,881
Intuitive Surgical, Inc. (a)	19,395	14,058,078

		19,855,959

Pharmaceuticals - 1.9%
Gilead Sciences, Inc.	92,880	7,348,665

		83,005,535

Financial Services - 7.1%
Asset Management & Custodian - 0.6%
BlackRock, Inc. - Class A	6,170	2,236,378

Financial Data & Systems - 6.3%
Vantiv, Inc. - Class A (a)	68,260	3,840,991
Visa, Inc. - Class A	251,210	20,775,067

		24,616,058

Securities Brokerage & Services - 0.2%
MarketAxess Holdings, Inc.	3,663	606,556

		27,458,992

Company	Shares	U.S. $ Value
Consumer Staples - 5.8%
Beverage: Soft Drinks - 1.9%
Monster Beverage Corp. (a)	51,126	$7,505,808

Drug & Grocery Store Chains - 3.9%
CVS Health Corp.	168,033	14,953,257

		22,459,065

Producer Durables - 4.9%
Aerospace - 0.8%
Rockwell Collins, Inc.	37,365	3,151,364

Diversified Manufacturing Operations - 0.9%
3M Co.	20,050	3,533,412

Scientific Instruments: Control & Filter - 1.5%
Allegion PLC	38,550	2,656,480
IDEX Corp.	8,360	782,245
Roper Technologies, Inc.	12,780	2,331,967

		5,770,692

Scientific Instruments: Electrical - 0.8%
AO Smith Corp.	30,940	3,056,563

Scientific Instruments: Gauges & Meters - 0.9%
Mettler-Toledo International, Inc. (a)	8,745	3,671,413

		19,183,444

Materials & Processing - 1.7%
Building Materials - 1.1%
Acuity Brands, Inc.	16,926	4,478,619

Diversified Materials & Processing - 0.6%
Hexcel Corp.	51,292	2,272,236

		6,750,855

Energy - 0.2%
Alternative Energy - 0.2%
Core Laboratories NV (b)	6,780	761,597

Total Common Stocks (cost $274,027,940)		369,142,243

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 5.4%
Time Deposit - 5.4%
State Street Time Deposit 0.01%, 10/03/16 (cost $20,925,858)	$20,926	20,925,858

Total Investments Before Security Lending Collateral for Securities Loaned - 100.3% (cost $294,953,798)		390,068,101

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.28% (c)(d) (cost $764,445)	764,445	$764,445

Total Investments - 100.5% (cost $295,718,243) (e)		390,832,546
Other assets less liabilities - (0.5)%		(1,925,922)

Net Assets - 100.0%		$388,906,624

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $100,230,166 and gross unrealized depreciation of investments was $(5,115,863), resulting in net unrealized appreciation of $95,114,303.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AB Variable Products Series Fund

Large Cap Growth Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$369,142,243		$	– 0	–		– 0	–	$369,142,243
Short-Term Investments	– 0	–		20,925,858			– 0	–	20,925,858
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	764,445			– 0	–		– 0	–	764,445

Total Investments in Securities	369,906,688			20,925,858			– 0	–	390,832,546

Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$369,906,688			$20,925,858		$	– 0	–	$390,832,546

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Government Exchange Reserves

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$3,763	$32,425	$36,188	$0	$9,798

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$0	$4,781	$4,017	$764	$338

AB Variable Products Series Fund

Multi-Manager Alternative Strategies Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.3%
Funds and Investment Trusts - 100.3% (a)
AB Long/Short Multi-Manager Portfolio - Class Z	14,745	$147,006
AB Multi-Manager Alternative Strategies Fund - Class Z	50,403	501,512
AQR Long-Short Equity Fund - Class R6	4,085	52,536
DoubleLine Total Return Bond Fund - Class I	9,509	103,840
Gotham Absolute Return Fund - Institutional Class	8,032	102,000
Kellner Merger Fund - Institutional Class	9,634	99,904

Total Investments - 100.3% (cost $1,008,892) (b)		1,006,798
Other assets less liabilities - (0.3)%		(2,707)

Net Assets - 100.0%		$1,004,091

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,388 and gross unrealized depreciation of investments was $(5,482), resulting in net unrealized depreciation of $(2,094).

AB Variable Products Series Fund

Multi-Manager Alternative Strategies Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,006,798	$	– 0	–	$	– 0	–	$1,006,798

Total (a)	$1,006,798	$	– 0	–	$	– 0	–	$1,006,798

(a)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Long/Short Multi-Manager Portfolio - Class Z for the nine months ended September 30, 2016 is as follows:

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$149	$0	$0	$0	$(2)	$147	$0

A summary of the Portfolio’s transactions in shares of the AB Multi-Manager Alternative Strategies Fund - Class Z for the nine months ended September 30, 2016 is as follows:

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$497	$1	$0	$0	$4	$502	$0

AB Variable Products Series Fund

Real Estate Investment Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Equity: Other - 34.7%
Diversified/Specialty - 21.0%
Alexandria Real Estate Equities, Inc.	9,300	$1,011,561
American Tower Corp.	19,160	2,171,403
Armada Hoffler Properties, Inc.	48,790	653,786
CBRE Group, Inc. - Class A (a)	15,690	439,006
Crown Castle International Corp.	33,090	3,117,409
Digital Realty Trust, Inc.	3,420	332,150
Equinix, Inc.	5,043	1,816,741
Spirit Realty Capital, Inc.	92,120	1,227,959
STORE Capital Corp.	37,110	1,093,632

		11,863,647

Health Care - 8.8%
Care Capital Properties, Inc.	33,620	958,170
HCP, Inc.	12,170	461,851
LTC Properties, Inc.	7,620	396,164
Ventas, Inc.	28,680	2,025,668
Welltower, Inc.	15,371	1,149,290

		4,991,143

Triple Net - 4.9%
National Retail Properties, Inc.	34,120	1,735,002
Realty Income Corp.	14,920	998,596

		2,733,598

		19,588,388

Residential - 22.8%
Multi-Family - 12.5%
Apartment Investment & Management Co.-Class A	26,100	1,198,251
AvalonBay Communities, Inc.	12,760	2,269,238
Equity Residential	4,520	290,772
Independence Realty Trust, Inc.	77,930	701,370
Mid-America Apartment Communities, Inc.	12,170	1,143,858
Sun Communities, Inc.	18,795	1,475,032

		7,078,521

Self Storage - 6.8%
Extra Space Storage, Inc.	21,380	1,697,786
National Storage Affiliates Trust	58,352	1,221,891
Public Storage	4,130	921,568

		3,841,245

Single Family - 1.8%
Colony Starwood Homes	34,210	981,827

Student Housing - 1.7%
Education Realty Trust, Inc.	22,540	972,376

		12,873,969

Retail - 19.4%
Regional Mall - 11.8%
General Growth Properties, Inc.	15,810	436,356
Simon Property Group, Inc.	24,690	5,111,077

Company	Shares	U.S. $ Value
Taubman Centers, Inc.	14,900	$1,108,709

		6,656,142

Shopping Center/Other Retail - 7.6%
Brixmor Property Group, Inc.	24,970	693,916
Federal Realty Investment Trust	8,450	1,300,708
Kite Realty Group Trust	24,826	688,177
Ramco-Gershenson Properties Trust	49,571	928,961
Retail Opportunity Investments Corp.	32,060	704,038

		4,315,800

		10,971,942

Office - 11.4%
Office - 11.4%
Boston Properties, Inc.	16,199	2,207,762
Brandywine Realty Trust	70,070	1,094,493
Empire State Realty Trust, Inc.-Class A	47,760	1,000,572
Equity Commonwealth (a)	18,670	564,207
Highwoods Properties, Inc.	21,680	1,129,962
Vornado Realty Trust	4,120	416,985

		6,413,981

Industrials - 6.3%
Industrial Warehouse Distribution - 4.4%
DCT Industrial Trust, Inc.	16,760	813,698
Granite Real Estate Investment Trust	13,300	407,778
Rexford Industrial Realty, Inc.	55,750	1,276,118

		2,497,594

Mixed Office Industrial - 1.9%
Gramercy Property Trust	112,513	1,084,625

		3,582,219

Lodging - 2.2%
Lodging - 2.2%
Chesapeake Lodging Trust	12,310	281,899
Summit Hotel Properties, Inc.	47,648	627,047
Wyndham Worldwide Corp.	4,790	322,511

		1,231,457

Mortgage - 1.8%
Mortgage - 1.8%
Blackstone Mortgage Trust, Inc.-Class A	20,880	614,916
First American Financial Corp.	10,110	397,121

		1,012,037

Total Common Stocks (cost $45,642,205)		55,673,993

Company	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.4%
Time Deposit - 1.4%
State Street Time Deposit 0.01%, 10/03/16 (cost $777,494)	$777	$777,494

Total Investments - 100.0% (cost $46,419,699) (b)		56,451,487
Other assets less liabilities - 0.0%		7,182

Net Assets - 100.0%		$56,458,669

(a)	Non-income producing security.
(b)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,306,099 and gross unrealized depreciation of investments was $(274,311), resulting in net unrealized appreciation of $10,031,788.

AB Variable Products Series Fund

Real Estate Investment Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$55,673,993		$	– 0	–	$	– 0	–	$55,673,993
Short-Term Investments	– 0	–		777,494			– 0	–	777,494

Total Investments in Securities	55,673,993			777,494			– 0	–	56,451,487

Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$55,673,993			$777,494		$	– 0	–	$56,451,487

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$0	$4,829	$4,829	$0	$321

AB Government Exchange Reserves

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$0	$9,911	$9,911	$0	$502

AB Variable Products Series Fund

Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Information Technology - 29.6%
Communications Equipment - 1.7%
Arista Networks, Inc. (a)	4,030	$342,872
Oclaro, Inc. (a)	33,296	284,681

		627,553

Internet Software & Services - 6.5%
2U, Inc. (a)(b)	15,200	582,008
Cimpress NV (a)(b)	5,106	516,625
CoStar Group, Inc. (a)	1,780	385,423
Nutanix, Inc.-Class A (a)	2,446	90,502
Pandora Media, Inc. (a)(b)	20,566	294,711
Q2 Holdings, Inc. (a)	16,490	472,604
Trade Desk, Inc. (The)-Class A (a)(b)	3,334	97,386

		2,439,259

IT Services - 1.1%
EPAM Systems, Inc. (a)	5,860	406,157

Semiconductors & Semiconductor Equipment - 6.8%
Advanced Energy Industries, Inc. (a)	9,270	438,656
Cirrus Logic, Inc. (a)	8,440	448,586
Mellanox Technologies Ltd. (a)	5,033	217,677
Microsemi Corp. (a)	12,190	511,736
Monolithic Power Systems, Inc.	5,441	438,001
Silicon Laboratories, Inc. (a)	9,064	532,963

		2,587,619

Software - 13.5%
Aspen Technology, Inc. (a)	9,623	450,260
Atlassian Corp. PLC-Class A (a)	9,885	296,253
Blackbaud, Inc.	7,838	519,973
Fortinet, Inc. (a)	7,710	284,730
Guidewire Software, Inc. (a)	8,333	499,813
HubSpot, Inc. (a)	7,640	440,217
Paylocity Holding Corp. (a)(b)	10,848	482,302
Proofpoint, Inc. (a)	6,510	487,274
RingCentral, Inc.-Class A (a)	24,314	575,269
Take-Two Interactive Software, Inc. (a)	12,582	567,197
Ultimate Software Group, Inc. (The) (a)	2,425	495,646

		5,098,934

		11,159,522

Health Care - 22.9%
Biotechnology - 7.4%
Adamas Pharmaceuticals, Inc. (a)(b)	9,555	156,797
Aimmune Therapeutics, Inc. (a)(b)	9,273	139,095
Alder Biopharmaceuticals, Inc. (a)(b)	6,783	222,279
Amicus Therapeutics, Inc. (a)	23,069	170,711

Company	Shares	U.S. $ Value
ARIAD Pharmaceuticals, Inc. (a)	14,604	$199,929
Audentes Therapeutics, Inc. (a)	7,809	139,078
DBV Technologies SA (Sponsored ADR) (a)	3,935	142,959
Neurocrine Biosciences, Inc. (a)	2,980	150,907
Otonomy, Inc. (a)	8,146	148,176
Prothena Corp. PLC (a)(b)	4,220	253,073
Radius Health, Inc. (a)(b)	4,120	222,851
Sage Therapeutics, Inc. (a)	4,666	214,869
TESARO, Inc. (a)	3,988	399,757
Ultragenyx Pharmaceutical, Inc. (a)	3,323	235,734

		2,796,215

Health Care Equipment & Supplies - 7.7%
Align Technology, Inc. (a)	6,121	573,844
DexCom, Inc. (a)	4,601	403,323
Glaukos Corp. (a)	9,820	370,607
Nevro Corp. (a)(b)	6,849	714,967
Penumbra, Inc. (a)	5,028	382,078
Zeltiq Aesthetics, Inc. (a)(b)	12,040	472,209

		2,917,028

Health Care Providers & Services - 4.0%
Acadia Healthcare Co., Inc. (a)	7,584	375,787
Amsurg Corp. (a)	6,180	414,369
Diplomat Pharmacy, Inc. (a)(b)	10,367	290,380
Premier, Inc.-Class A (a)	13,336	431,286

		1,511,822

Life Sciences Tools & Services - 1.1%
ICON PLC (a)	5,122	396,289

Pharmaceuticals - 2.7%
Aerie Pharmaceuticals, Inc. (a)	5,560	209,834
Akorn, Inc. (a)	15,977	435,533
GW Pharmaceuticals PLC (ADR) (a)(b)	1,228	162,993
Medicines Co. (The) (a)(b)	5,900	222,666

		1,031,026

		8,652,380

Consumer Discretionary - 17.7%
Distributors - 1.1%
Pool Corp.	4,377	413,714

Diversified Consumer Services - 1.7%
Bright Horizons Family Solutions, Inc. (a)	9,515	636,458

Hotels, Restaurants & Leisure - 6.7%
Buffalo Wild Wings, Inc. (a)	2,792	392,946
Dave & Buster’s Entertainment, Inc. (a)	11,377	445,751
Planet Fitness, Inc. (a)(b)	27,558	553,089
Texas Roadhouse, Inc.-Class A	9,870	385,226
Vail Resorts, Inc.	3,250	509,860

Company	Shares	U.S. $ Value
Zoe’s Kitchen, Inc. (a)(b)	10,955	$243,092

		2,529,964

Household Durables - 0.9%
Tempur Sealy International, Inc. (a)(b)	5,807	329,489

Media - 2.3%
IMAX Corp. (a)	14,690	425,569
National CineMedia, Inc.	30,190	444,397

		869,966

Multiline Retail - 1.1%
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	15,992	419,150

Specialty Retail - 3.9%
Five Below, Inc. (a)	13,575	546,937
Lithia Motors, Inc.-Class A	5,410	516,763
Tile Shop Holdings, Inc. (a)	24,530	405,972

		1,469,672

		6,668,413

Industrials - 14.2%
Aerospace & Defense - 1.4%
Hexcel Corp.	11,914	527,790

Construction & Engineering - 1.5%
Dycom Industries, Inc. (a)	6,863	561,256

Industrial Conglomerates - 1.4%
Carlisle Cos., Inc.	5,205	533,877

Machinery - 6.8%
Astec Industries, Inc.	5,100	305,337
IDEX Corp.	5,722	535,408
Lincoln Electric Holdings, Inc.	6,549	410,098
Middleby Corp. (The) (a)	3,916	484,096
Nordson Corp.	3,980	396,527
RBC Bearings, Inc. (a)	5,621	429,894

		2,561,360

Marine - 0.3%
Kirby Corp. (a)	1,468	91,251

Road & Rail - 1.1%
Genesee & Wyoming, Inc.-Class A (a)	6,164	425,008

Trading Companies & Distributors - 1.7%
H&E Equipment Services, Inc.	22,184	371,804
SiteOne Landscape Supply, Inc. (a)	7,670	275,583

		647,387

		5,347,929

Financials - 6.0%
Banks - 4.5%
PrivateBancorp, Inc.	9,013	413,877
Signature Bank/New York NY (a)	2,844	336,872

Company	Shares	U.S. $ Value
SVB Financial Group (a)	4,181	$462,168
Western Alliance Bancorp (a)	12,962	486,593

		1,699,510

Capital Markets - 1.5%
Houlihan Lokey, Inc.	10,780	270,039
Stifel Financial Corp. (a)	8,087	310,945

		580,984

		2,280,494

Materials - 2.8%
Chemicals - 1.7%
PolyOne Corp.	18,312	619,129

Construction Materials - 1.1%
Summit Materials, Inc.-Class A (a)	22,888	424,572

		1,043,701

Energy - 2.5%
Energy Equipment & Services - 1.6%
Dril-Quip, Inc. (a)	3,757	209,415
Forum Energy Technologies, Inc. (a)	1,890	37,536
Oil States International, Inc. (a)	11,041	348,564

		595,515

Oil, Gas & Consumable Fuels - 0.9%
Matador Resources Co. (a)	13,775	335,284

		930,799

Consumer Staples - 2.4%
Food & Staples Retailing - 0.5%
Chefs’ Warehouse, Inc. (The) (a)	19,542	217,698

Food Products - 1.5%
AdvancePierre Foods Holdings, Inc.	11,271	310,629
Freshpet, Inc. (a)(b)	28,944	250,365

		560,994

Personal Products - 0.4%
elf Beauty, Inc. (a)	5,195	146,084

		924,776

Total Common Stocks (cost $30,858,315)		37,008,014

Company	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.6%
Time Deposit - 2.6%
State Street Bank & Trust Co. 0.01%, 10/03/16 (cost $952,863)	$953	$952,863

Total Investments Before Security Lending Collateral for Securities Loaned - 100.7%
(cost $31,811,178)		37,960,877

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 14.8%
Investment Companies - 14.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.28% (c)(d) (cost $5,585,372)	5,585,372	5,585,372

Total Investments - 115.5% (cost $37,396,550) (e)		43,546,249
Other assets less liabilities - (15.5)%		(5,830,995)

Net Assets - 100.0%		$37,715,254

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,024,150 and gross unrealized depreciation of investments was $(874,451), resulting in net unrealized appreciation of $6,149,699.
Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund

Small Cap Growth Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$37,008,014		$	– 0	–	$	– 0	–	$37,008,014
Short-Term Investments	– 0	–		952,863			– 0	–	952,863
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,585,372			– 0	–		– 0	–	5,585,372

Total Investments in Securities	42,593,386			952,863			– 0	–	43,546,249

Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$42,593,386			$952,863		$	– 0	–	$43,546,249

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$ 0	$17,870	$12,285	$5,585	$3,714

AB Government Exchange Reserves

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$ 6,123	$22,527	$28,650	$0	$10,226

AB Variable Products Series Fund

Small/Mid Cap Value Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Consumer Discretionary - 18.4%
Auto Components - 3.5%
Dana, Inc.	489,000	$7,623,510
Lear Corp.	53,240	6,453,753
Tenneco, Inc. (a)	127,980	7,457,394

		21,534,657

Diversified Consumer Services - 1.0%
Sotheby’s	155,950	5,929,219

Hotels, Restaurants & Leisure - 2.3%
Bloomin’ Brands, Inc.	432,879	7,462,834
Brinker International, Inc. (b)	136,762	6,896,908

		14,359,742

Household Durables - 2.2%
CalAtlantic Group, Inc.	205,390	6,868,242
Meritage Homes Corp. (a)	3,669	127,314
PulteGroup, Inc.	332,010	6,653,480

		13,649,036

Internet & Direct Marketing Retail - 0.9%
Shutterfly, Inc. (a)	131,920	5,888,909

Media - 2.3%
Regal Entertainment Group-Class A (b)	370,530	8,059,027
Scholastic Corp.	150,930	5,940,605

		13,999,632

Multiline Retail - 0.8%
Big Lots, Inc.	100,798	4,813,105

Specialty Retail - 4.6%
Burlington Stores, Inc. (a)	61,317	4,967,904
Caleres, Inc.	218,770	5,532,693
Children’s Place, Inc. (The)	72,822	5,816,293
Michaels Cos., Inc. (The) (a)	310,790	7,511,794
Office Depot, Inc.	1,276,910	4,558,569

		28,387,253

Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	630,250	5,231,075

		113,792,628

Information Technology - 18.4%
Communications Equipment - 2.7%
Finisar Corp. (a)	301,160	8,974,568
Infinera Corp. (a)	353,250	3,189,847
NETGEAR, Inc. (a)	76,822	4,646,963

		16,811,378

Electronic Equipment, Instruments & Components - 5.6%
Anixter International, Inc. (a)	130,720	8,431,440
CDW Corp./DE	189,480	8,664,920

Company	Shares	U.S. $ Value
Keysight Technologies, Inc. (a)	204,030	$6,465,711
TTM Technologies, Inc. (a)	375,249	4,296,601
Vishay Intertechnology, Inc.	494,440	6,966,660

		34,825,332

IT Services - 3.7%
Amdocs Ltd.	145,990	8,445,521
Booz Allen Hamilton Holding Corp.	284,660	8,998,103
Genpact Ltd. (a)	232,630	5,571,489

		23,015,113

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)	507,900	3,509,589
Cypress Semiconductor Corp.	745,080	9,060,173
Integrated Device Technology, Inc. (a)	118,626	2,740,261
Qorvo, Inc. (a)	141,230	7,872,160

		23,182,183

Software - 1.4%
Verint Systems, Inc. (a)	219,150	8,246,614

Technology Hardware, Storage & Peripherals - 1.2%
NCR Corp. (a)	233,270	7,508,961

		113,589,581

Financials - 18.0%
Banks - 9.0%
Associated Banc-Corp.	328,170	6,428,850
Comerica, Inc.	178,360	8,439,995
Fulton Financial Corp.	407,060	5,910,511
Huntington Bancshares, Inc./OH	864,000	8,519,040
Synovus Financial Corp.	162,650	5,291,005
Texas Capital Bancshares, Inc. (a)	89,920	4,938,406
Webster Financial Corp.	186,362	7,083,620
Zions Bancorporation	280,940	8,714,759

		55,326,186

Consumer Finance - 0.9%
OneMain Holdings, Inc. (a)	187,690	5,809,006

Insurance - 6.9%
American Financial Group, Inc./OH	115,890	8,691,750
First American Financial Corp.	202,270	7,945,166
Hanover Insurance Group, Inc. (The)	82,020	6,185,948
Reinsurance Group of America, Inc.-Class A	81,600	8,807,904
Selective Insurance Group, Inc.	117,150	4,669,599
Validus Holdings Ltd.	122,572	6,106,537

		42,406,904

Thrifts & Mortgage Finance - 1.2%
Essent Group Ltd. (a)	281,118	7,480,550

		111,022,646

Company	Shares	U.S. $ Value
Industrials - 17.5%
Aerospace & Defense - 2.4%
B/E Aerospace, Inc.	168,980	$8,729,507
Esterline Technologies Corp. (a)	84,020	6,388,881

		15,118,388

Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (a)	48,050	2,057,501

Airlines - 1.1%
SkyWest, Inc.	249,700	6,594,577

Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	183,110	7,269,467

Construction & Engineering - 4.6%
AECOM (a)	244,115	7,257,539
EMCOR Group, Inc.	127,740	7,615,859
Granite Construction, Inc.	15,197	755,899
Quanta Services, Inc. (a)	306,470	8,578,095
Tutor Perini Corp. (a)	210,450	4,518,361

		28,725,753

Electrical Equipment - 1.9%
EnerSys	99,840	6,907,929
Regal Beloit Corp.	79,640	4,737,784

		11,645,713

Machinery - 2.8%
ITT, Inc.	127,980	4,586,803
Oshkosh Corp.	183,640	10,283,840
SPX FLOW, Inc. (a)	82,398	2,547,746

		17,418,389

Road & Rail - 1.8%
Ryder System, Inc.	72,620	4,789,289
Werner Enterprises, Inc.	258,030	6,004,358

		10,793,647

Trading Companies & Distributors - 1.4%
MRC Global, Inc. (a)	529,320	8,696,728

		108,320,163

Energy - 10.0%
Energy Equipment & Services - 4.1%
Helmerich & Payne, Inc. (b)	155,160	10,442,268
Oil States International, Inc. (a)	216,610	6,838,378
RPC, Inc. (a)(b)	486,360	8,170,848

		25,451,494

Oil, Gas & Consumable Fuels - 5.9%
Gulfport Energy Corp. (a)	253,450	7,159,963
QEP Resources, Inc.	508,380	9,928,661
SM Energy Co.	198,060	7,641,155
Southwestern Energy Co. (a)	297,660	4,119,614

Company	Shares	U.S. $ Value
Synergy Resources Corp. (a)	1,116,470	$7,737,137

		36,586,530

		62,038,024

Health Care - 5.1%
Health Care Providers & Services - 3.7%
LifePoint Health, Inc. (a)	137,275	8,130,798
Molina Healthcare, Inc. (a)	146,880	8,566,042
WellCare Health Plans, Inc. (a)	52,310	6,124,978

		22,821,818

Life Sciences Tools & Services - 1.4%
ICON PLC (a)	115,780	8,957,898

		31,779,716

Real Estate - 4.0%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Education Realty Trust, Inc.	150,780	6,504,649
Empire State Realty Trust, Inc.-Class A	172,610	3,616,179
Gramercy Property Trust	996,894	9,610,058
Kite Realty Group Trust	188,430	5,223,280

		24,954,166

Utilities - 3.3%
Electric Utilities - 2.3%
PNM Resources, Inc.	244,380	7,996,114
Portland General Electric Co.	152,680	6,502,641

		14,498,755

Gas Utilities - 1.0%
Southwest Gas Corp.	86,420	6,037,301

		20,536,056

Materials - 3.2%
Chemicals - 1.8%
Huntsman Corp.	397,790	6,472,043
Ingevity Corp. (a)	95,304	4,393,515

		10,865,558

Containers & Packaging - 1.4%
Graphic Packaging Holding Co.	628,250	8,789,217

		19,654,775

Consumer Staples - 1.0%
Food Products - 1.0%
Ingredion, Inc.	45,364	6,036,134

Total Common Stocks (cost $519,707,965)		611,723,889

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.4%
Time Deposit - 1.4%
State Street Time Deposit
0.01%, 10/03/16 (cost $8,807,344)	$8,807	$8,807,344

Total Investments Before Security Lending Collateral for Securities Loaned - 100.3% (cost $528,515,309)		620,531,233

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.3%
Investment Companies - 5.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.28% (c)(d) (cost $32,546,887)	32,546,887	32,546,887

Total Investments - 105.6% (cost $561,062,196) (e)		653,078,120
Other assets less liabilities - (5.6)%		(34,361,948)

Net Assets - 100.0%		$618,716,172

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $105,693,883 and gross unrealized depreciation of investments was $(13,677,959), resulting in net unrealized appreciation of $92,015,924.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund

Small/Mid Cap Value Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$611,723,889		$	– 0	–	$	– 0	–	$611,723,889
Short-Term Investments	– 0	–		8,807,344			– 0	–	8,807,344
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	32,546,887			– 0	–		– 0	–	32,546,887

Total Investments in Securities	644,270,776			8,807,344			– 0	–	653,078,120

Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$644,270,776			$8,807,344			$ – 0	–	$653,078,120

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Government Exchange Reserves

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$29,810	$113,560	$143,370	$0	$45,910

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$0	$84,664	$52,117	$32,547	$21,576

AB Variable Products Series Fund

Value Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.1%
Financials - 23.3%
Banks - 8.1%
Bank of America Corp.	211,072	$3,303,277
Wells Fargo & Co.	69,968	3,098,183

		6,401,460

Consumer Finance - 5.6%
Capital One Financial Corp.	17,456	1,253,864
OneMain Holdings, Inc. (a)	27,880	862,886
Synchrony Financial	82,501	2,310,028

		4,426,778

Insurance - 9.6%
Allstate Corp. (The)	32,693	2,261,702
American International Group, Inc.	46,764	2,774,976
First American Financial Corp.	17,990	706,647
FNF Group	49,099	1,812,244

		7,555,569

		18,383,807

Energy - 15.2%
Energy Equipment & Services - 5.1%
Helmerich & Payne, Inc. (b)	25,437	1,711,910
Schlumberger Ltd.	29,749	2,339,462

		4,051,372

Oil, Gas & Consumable Fuels - 10.1%
Devon Energy Corp.	31,002	1,367,498
EOG Resources, Inc.	29,648	2,867,258
Exxon Mobil Corp.	6,892	601,534
Hess Corp.	49,689	2,664,324
Southwestern Energy Co. (a)	32,676	452,236

		7,952,850

		12,004,222

Information Technology - 14.4%
IT Services - 2.8%
Booz Allen Hamilton Holding Corp.	27,017	854,007
Xerox Corp.	136,661	1,384,376

		2,238,383

Semiconductors & Semiconductor Equipment - 3.5%
Intel Corp.	73,865	2,788,404

Software - 3.8%
Oracle Corp.	76,085	2,988,619

Technology Hardware, Storage & Peripherals - 4.3%
Hewlett Packard Enterprise Co.	67,906	1,544,862
HP, Inc.	90,948	1,412,422

Company	Shares	U.S. $ Value
NCR Corp. (a)	12,169	$391,720

		3,349,004

		11,364,410

Health Care - 10.3%
Biotechnology - 1.3%
Gilead Sciences, Inc.	12,312	974,125

Health Care Providers & Services - 5.1%
Aetna, Inc.	10,548	1,217,767
Cigna Corp.	13,757	1,792,812
McKesson Corp.	6,201	1,034,017

		4,044,596

Pharmaceuticals - 3.9%
Pfizer, Inc.	57,086	1,933,503
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	24,543	1,129,223

		3,062,726

		8,081,447

Industrials - 9.7%
Aerospace & Defense - 4.1%
B/E Aerospace, Inc.	20,663	1,067,451
L-3 Communications Holdings, Inc.	14,695	2,214,977

		3,282,428

Airlines - 2.2%
Delta Air Lines, Inc.	43,470	1,710,979

Electrical Equipment - 2.1%
Eaton Corp. PLC	25,407	1,669,494

Machinery - 1.3%
Oshkosh Corp.	18,071	1,011,976

		7,674,877

Consumer Discretionary - 8.8%
Auto Components - 3.6%
Lear Corp.	10,469	1,269,052
Magna International, Inc. (New York)-Class A	37,610	1,615,350

		2,884,402

Media - 1.3%
Comcast Corp.-Class A	14,964	992,712

Multiline Retail - 2.6%
Dollar General Corp.	19,667	1,376,493
Target Corp.	10,214	701,498

		2,077,991

Specialty Retail - 1.3%
Burlington Stores, Inc. (a)	7,915	641,273

Company	Shares	U.S. $ Value
Office Depot, Inc.	102,574	$366,189

		1,007,462

		6,962,567

Utilities - 6.7%
Electric Utilities - 5.5%
American Electric Power Co., Inc.	19,788	1,270,587
Edison International	23,146	1,672,299
Exelon Corp.	23,512	782,714
Portland General Electric Co.	13,603	579,352

		4,304,952

Multi-Utilities - 1.2%
NiSource, Inc.	40,447	975,177

		5,280,129

Telecommunication Services - 5.8%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	58,772	2,386,731

Wireless Telecommunication Services - 2.8%
T-Mobile US, Inc. (a)	46,664	2,180,142

		4,566,873

Consumer Staples - 4.4%
Food & Staples Retailing - 1.9%
Kroger Co. (The)	49,871	1,480,171

Tobacco - 2.5%
Altria Group, Inc.	31,572	1,996,298

		3,476,469

Materials - 1.5%
Chemicals - 1.5%
CF Industries Holdings, Inc.	46,564	1,133,833

Total Common Stocks (cost $72,653,317)		78,928,634

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.0%
Time Deposit - 0.0%
State Street Time Deposit 0.01%, 10/03/16 (cost $9,443)	$9	9,443

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $72,662,760)		$78,938,077

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%
Investment Companies - 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.28% (c)(d) (cost $1,697,920)	1,697,920	1,697,920

Total Investments - 102.3% (cost $74,360,680) (e)		80,635,997
Other assets less liabilities - (2.3)%		(1,795,173)

Net Assets - 100.0%		$78,840,824

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,691,389 and gross unrealized depreciation of investments was $(2,416,072), resulting in net unrealized appreciation of $6,275,317.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund

Value Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$78,928,634		$	– 0	–	$	– 0	–	$78,928,634
Short-Term Investments	– 0	–		9,443			– 0	–	9,443
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,697,920			– 0	–		– 0	–	1,697,920

Total Investments in Securities	80,626,554			9,443			– 0	–	80,635,997

Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$80,626,554			$9,443		$	– 0	–	$80,635,997

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Government Exchange Reserves

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$1,078	$9,904	$10,982	$0	$1,516

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$0	$4,806	$3,108	$1,698	$962

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 24, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 24, 2016